UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-42180
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 54	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05311
Amendment No. 79	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-2

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® FPVUL
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-2
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial professionals, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B

•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares
•	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
•	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
•	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series I Shares
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Invesco - Invesco V.I. Conservative Balanced Fund: Series I
•	Invesco - Invesco V.I. Core Bond Fund: Series I
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco - Invesco V.I. Global Fund: Series I
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series I
•	Invesco - Invesco V.I. Main Street Fund: Series I
•	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
•	Invesco Oppenheimer V.I. International Growth Fund: Series I
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
•	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class

•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3

•	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class
•	VanEck VIP Trust - Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - Global Resources Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
The following fixed investment option is also available under the policy.
❍	Fixed Account

Table of Contents (continued)

For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the greater of the Total Specified Amount or the applicable percentage of Cash Value. The amount of the Death Benefit Proceeds will ordinarily not change for several years to reflect Investment Experience and may not change at all. If Investment Experience is favorable, the amount of the Death Benefit Proceeds may increase.
Death Benefit Option 2: The Death Benefit will be the greater of the Total Specified Amount plus the Cash Value as of the date of death or the applicable percentage of Cash Value, and will vary directly with Investment Experience.
Benefit Payout
Policy Proceeds will be paid out in a lump sum.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.

Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-2 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the general account option(s) may delay a policy owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the policy owner may cancel the policy and receive a refund, see Right To Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Accidental Death Benefit Rider
•	Base Insured Term Rider
•	Change of Insured Rider
•	Children's Insurance Rider
•	Guaranteed Minimum Death Benefit Rider
•	Spouse Life Insurance Rider
•	Waiver of Monthly Deductions Rider
For additional information, see Policy Riders and Rider Charges.

In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Data Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease. Lapse may also have adverse income tax consequences if the policy has outstanding Indebtedness.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.

The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment	Maximum $25 from each $1,000 of Premium	Current $25 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment	$35 per $1,000 of Premium
Surrender Charges2 † Representative – An age 35 male; non-tobacco preferred; Base Policy Specified Amount and Total Specified Amount of $250,000; Death Benefit Option 1	Upon surrender or policy Lapse	Minimum $357	Maximum $19,298	Representative $1,704
From the Policy's available Cash Value
Illustration Charge[3]	Upon requesting an illustration	Maximum $25	Current $0
Partial Surrender Fee	Upon a partial surrender	Maximum the lesser of $25 or 2% of the surrendered amount	Current $0
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Sales Load and the Premium Taxes charge (collectively "Premium Load") represent the maximums that may be charged in any policy year, see Premium Load. Currently, the sales load is reduced to $5 per $1,000 of Premium payment on any portion of the annual Premium in excess of the break point Premium, as shown on the Policy Data Page.
[2]	The charge calculations shown assume an aggregate first year Premium in excess of the surrender target premium. The surrender target premium is an assumed Premium payment amount used in calculating the surrender charge. The surrender charge is based on the lesser of the surrender target premium and the Premiums paid in the first year from the Policy Date. The surrender target premium varies by: the Insured's sex; age (when the policy was issued); underwriting class and the Base Policy Specified Amount (and any increases). The maximum Surrender Charge calculation assumes: a female age 18; non-tobacco; Base Policy Specified Amount and Total Specified Amount $500,000; Death Benefit Option 1; and a full surrender occurring in the first year from the Policy Date. The minimum charge calculation assumes: a male age 75 or older; tobacco; Base Policy Specified Amount and Total Specified Amount $500,000; Death Benefit Option 1; and a full surrender occurring in the first year from the Policy Date.
[3]	The policy owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.

The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Cost Of Insurance Charge† Representative - An age 35 male; non-tobacco preferred; Bae Policy Specified Amount and Total Specified Amount of $250,000; Death Benefit Option 1	Monthly	Minimum $.05	Maximum $83.33	Representative $0.11
Per $1,000 of Net Amount At Risk - From the Policy's available Cash Value
Flat Extra Charge[1]	Monthly	Maximum $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality And Expense Risk Charge[2]	Daily based on annualized rate	Maximum $8.00 per $1,000 of Cash Value allocated to Sub-Accounts
Proportionately from the Sub-Accounts
Administrative Charge[3]	Monthly	Maximum $25	Current $12.50
From the Policy's available Cash Value
Increase Charge[4]	Monthly	Maximum $0.17 per $1,000 of Base Policy Specified Amount increase
From the Policy's available Cash Value
Policy Loan Interest[5]	Annually	Current and Maximum: $60 per $1,000 of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance.
[2]	After the ninth policy year, the Mortality and Expense Risk Charge continues to be $8.00 per $1,000 of variable Cash Value on the first $25,000 of Cash Value, but only $5.00 per $1,000 on additional variable Cash Value. For policies issued in New York, the charge is reduced regardless of the Cash Value.
[3]	After the first policy year the monthly maximum Administrative Charge is $7.50, and the current amount deducted on a monthly basis is $5.
[4]	The increase charge will be deducted upon a request to increase the Base Policy Specified Amount and on a monthly basis for 12 months after the increase.
[5]	Interest is charged on the amount of an outstanding loan, but interest is also credited on amounts in the policy loan account, see Policy Loans. During years two through 14 from the Policy Date, the current interest crediting rate is 5.1%. Thereafter, the current interest crediting rate is 6.0% per annum for all loans (guaranteed minimum of 4.0%).

The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.
Periodic Charges For Riders
Charge	When Optional Charge Is Deducted	Amount Deducted From Cash Value
Accidental Death Benefit Rider† Representative - An age 35 male; non-tobacco preferred; Accidental Death Benefit of $100,000	Monthly	Minimum $0.05	Maximum $0.75	Representative $0.06
Per $1,000 of Accidental Death Benefit - From the Policy's available Cash Value
Base Insured Term Rider† Representative - An age 35 male; non-tobacco preferred; Base Policy Specified Amount $250,000; and Additional Death Benefit $250,000	Monthly	Minimum $0.02	Maximum $83.33	Representative $0.03
Per $1,000 of additional protection - From the Policy's available Cash Value
Children's Insurance Rider	Monthly	Maximum $0.43 Per $1,000 of Children’s Insurance Rider Specified Amount
From the Policy's available Cash Value
Guaranteed Minimum Death Benefit Rider[1]	Monthly	Maximum $0.01 Per $1,000 of Guaranteed Minimum Death Benefit Rider Specified Amount
From the Policy's available Cash Value
Spouse Life Insurance Rider† Representative Spouse - An age 35 female; non-tobacco; Spouse Life Insurance Rider Specified Amount $100,000	Monthly	Minimum $0.10	Maximum $10.23	Representative $0.15
Per $1,000 of Spouse Life Insurance Rider Specified Amount - From the Policy's available Cash Value
Waiver of Monthly Deductions Rider† Representative - An age 35 male; non-tobacco preferred; Total Specified Amount $250,000; and Death Benefit Option 1	Monthly	Minimum $85	Maximum $855	Representative $85
Per $1,000 of Deduction Waiver Benefit - From the Policy's available Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The charge for this Rider is not assessed during the first three policy years.

The next table shows the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.14%	3.50%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 4%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.

Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly available mutual fund. Policy owners should not compare the performance of a publicly available mutual fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly available mutual funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:

(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b) and then subtracting (c) where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period; and
(c)	is a factor representing the daily mortality and expense risk charge.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each policy starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision below.

Managers of Multiple Policies
Some financial professionals manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy financial professionals will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the Fixed Account may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months.
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the value allocated to the Sub-Accounts (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.

Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by Internet at www.nationwide.com.
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-677-7393
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.

To determine the adjusted Death Benefit, the Net Amount At Risk at the time of the Insured's death is multiplied by the ratio of the monthly cost of insurance applied at the true age in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death. This adjusted amount will be added to reflect the true age to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.

While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the policy. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the policy.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;

•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares. If no named beneficiary survives the Insured, the Proceeds will be paid to the policy owner or the policy owner's estate.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
To Purchase
The policy is available for Insureds between the ages of 0 and 80. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Coverage
Nationwide will issue the policy only if the underwriting process has been completed, the application is approved, and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after the minimum initial Premium is paid. Monthly charges are deducted from the policy’s Cash Value beginning on the Policy Date.
Coverage Effective Date
Insurance coverage will begin and be In Force on the Policy Date shown on the Policy Data Page. For a change in the Base Policy Specified Amount and/or Rider Specified Amount, the effective date will be on the next monthly anniversary from the Policy Date after Nationwide approves the request. It will end upon the Insured's death, once the Proceeds are paid or when the policy matures. Coverage will also end if the policy Lapses.

Temporary Insurance Coverage
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right To Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
To Change Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 80 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An additional

Surrender Charge schedule will also apply whenever the Base Policy Specified Amount is increased. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may cause an increase to the amount of subsequent Premium payments needed to keep the policy from Lapsing, see Lapse.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Premium Payments
The policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist, see Unfavorable Investment Experience. Upon request, we will furnish Premium receipts.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Initial Premium
The amount of initial Premium will depend on the initial Total Specified Amount of insurance, the death benefit option, and any Riders elected. Generally, the higher the required initial Total Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Option 2 provides for a potentially greater Death Benefit than Death Benefit Option 1, Death Benefit Option 2 may require a higher amount of initial Premium. Also, the age, health, and activities of the Insured will affect Nationwide’s determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium required.
Whether Nationwide will issue full insurance coverage depends on the Insured meeting all underwriting requirements, payment of the initial Premium, and delivery of the policy while the Insured is alive. Nationwide will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of the underwriting process, more or less Premium may be necessary to issue the policy. If Nationwide does not issue the policy, the Premium payment will be returned within two business days.
The policy owner may pay the initial Premium to the Service Center or to an authorized representative. The initial Premium payment must be at least $50, equal to the minimum monthly Premium. The initial Premium payment will not be applied to the policy until the underwriting process is complete. Allocation of initial Net Premium will be determined by the right to examine law of the state or territory where the policy is issued, see Right to Cancel (Examination Right).
Subsequent Premiums
The policy owner may make additional Premium payments at any time while the policy is In Force, subject to the following:
•	During the first three policy years, the total Premium payments, less any outstanding Indebtedness, less any partial surrender fee, must be greater than or equal to the minimum Premium requirement in order to guarantee that the policy will remain In Force.
•	After the first three policy years, each Premium payment must be at least equal to the minimum monthly Premium.
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.
•	Nationwide may require that outstanding Indebtedness be repaid prior to accepting any additional Premium payments, see Lapse.
•	Nationwide will send scheduled Premium payment reminder notices to you according to the Premium payment method shown on the Policy Data Page. Subsequent Premium payments must be sent to the Service Center, see Contacting the Service Center.

Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender this policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life without evidence of insurability. After the first 24 months of coverage, a policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
The new policy may be one of Nationwide’s available fixed benefit life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and issue age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. A policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
To Terminate (Surrender)
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Proceeds Upon Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Generally, if the policy has a Cash Surrender Value in excess of the Premiums paid, upon surrender the excess will be included in the policy owner’s income for federal tax purposes, see Taxes. The Cash Surrender Value will be reduced by outstanding Indebtedness, see Policy Loans.
To Assign
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center. Alternatively, policy owners may receive information faster and reduce the amount of mail received by signing up for the eDelivery program. Go to www.nationwide.com/login to change the document delivery preferences.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.

Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insureds of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
The sales load portion of the Premium Load Charge is guaranteed not to exceed $25 per $1,000 of Premium and covers sales expenses. Currently, this charge is equal to $25 per $1,000 of Premium up to the break point Premium, and $5 per $1,000 of Premium in excess of the break point Premium. The break point Premium is shown in the Policy Data Page. Sales load is assessed each time a Premium payment is submitted.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
The policy owner may request a partial surrender after the first year from the Policy Date while the policy is In Force. The charge for a partial surrender compensates Nationwide for the administrative costs in calculating and generating the surrender amount. The maximum fee is the lesser of $25 or 2% of the dollar amount of the partial surrender. However, currently, there is no charge for a partial surrender. The Cash Value available for a partial surrender is subject to any Indebtedness.
Surrender Charge
A surrender charge will apply if the policy is surrendered during the first nine years from the Policy Date, Lapsed, or a decrease in the Base Policy Specified Amount is requested. Surrender charges compensate Nationwide for policy underwriting and sales expenses. The charge will be deducted the policy’s Cash Value. The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in the Base Policy Specified Amount.
The following tables illustrate the maximum initial surrender charge per $1,000 of initial Base Policy Specified Amount for policies which are issued on a standard basis, see Appendix C: Illustrations of Surrender Charges.

Initial Base Policy Specified Amount $50,000-$99,999
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 7.776	$ 7.521	$ 8.369	$ 7.818
35	$ 8.817	$ 8.398	$ 9.811	$ 8.891
45	$12.191	$11.396	$13.887	$12.169
55	$15.636	$14.011	$18.415	$15.116
65	$22.295	$19.086	$26.577	$20.641
Initial Base Policy Specified Amount $100,000 or More
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 5.776	$ 5.521	$ 6.369	$ 5.818
35	$ 6.817	$ 6.398	$ 7.811	$ 6.891
45	$ 9.691	$ 8.896	$11.387	$ 9.669
55	$13.136	$11.511	$15.915	$12.616
65	$21.295	$18.086	$25.577	$19.641
Special guaranteed maximum surrender charges apply in Pennsylvania, see Appendix C: Illustrations of Surrender Charges. Ask for an illustration or see the Policy Data Page for more information.
The surrender charge amount decreases over time and Nationwide will deduct the surrender charge based on the following schedule:
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount increase:	Surrender Charge as a Percentage of Initial Surrender Charge
0	100%
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9 and After	0%
There are two components to the surrender charge: the underwriting component and the sales component. The underwriting component is based upon the Insured’s age when the policy is issued and covers costs associated with underwriting. The sales expense component, which is based on and varies by the Insured’s sex, age when the policy is issued, and underwriting class, covers sales expenses including processing applications, conducting medical exams, determining insurability (and the Insured’s underwriting class), and establishing policy records. Additional information can be found in the Statement of Additional Information which can be requested, free of charge, by contacting the Service Center.
Nationwide will waive the surrender charge if the policy is surrendered in exchange for a plan of permanent fixed life insurance offered by Nationwide, subject to the following:
•	the exchange and waiver may be subject to new, satisfactory evidence of insurability and Nationwide’s underwriting approval; and
•	the Waiver of Monthly Deductions Rider has not been invoked.
Nationwide may impose a new surrender charge on the policy received in the exchange.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. This charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.

The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require larger or additional Premium payments in order to avoid Lapsing the Policy.
The rate class of an Insured may affect the cost of insurance rate. Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non medical basis, actual rates will be higher than the current cost of insurance rates being charged that are medically underwritten.
Mortality and Expense Risk Charge
The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
Though the maximum guaranteed mortality and expense risk charge is higher, currently, this charge is deducted on a daily basis according to the following schedule. During the first through ninth year from the Policy Date, the annualized charge is $8.00 per $1,000 of Cash Value. After the ninth year, this annualized charge is $8.00 per $1,000 on the first $25,000 of Cash Value and $5.00 per $1,000 of additional Cash Value.
Administrative Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. This charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping and periodic reports to the policy owner. The charge is currently $12.50 per month through the first year from the Policy Date, and $5 per month after the first year from the Policy Date. The maximum guaranteed charge is $25 per month through the first year from the Policy Date, and $7.50 per month after the first year from the Policy Date.
Increase Charge
The increase charge is deducted from the Cash Value when the policy owner requests an increase in the Base Policy Specified Amount. It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.
The increase charge is comprised of two components: underwriting and administration; and sales. The underwriting and administration component is equal to $1.50 per year per $1,000 of increase. The sales component is equal to $0.54 per year per $1,000 of increase. Together, the maximum charge totals $2.04 per year ($0.17 per month).
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a financial professional about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.

Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package paid to broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the maximum of (99% of first year premium and no more than 4% of any excess and renewal premium). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the financial professional to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.

Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Accidental Death Benefit Rider
Subject to Nationwide’s underwriting approval, this Rider may be elected at any time. The Rider pays a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured's accidental death. The benefit continues until the Insured reaches Attained Age 70. The policy owner will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; the benefit has been paid, the policy matures or otherwise terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective on the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The charge for this benefit is deducted from the policy's Cash Value, therefore this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.
Accidental Death Benefit Rider Charge
The charge for this Rider compensates Nationwide for providing coverage in the event of the Insured's accidental death, meaning the Insured's death as a result of bodily injury caused by external, violent and accidental means from a cause other than a risk not assumed. The charge is the product of the Accidental Death Benefit Rider Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class and any Substandard Ratings.
Base Insured Term Rider
Subject to Nationwide’s underwriting approval, this Rider is available when the policy is In Force. The benefit is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured's death.
The benefit amount varies monthly and is based on the elected death benefit option. The policy owner may renew coverage annually until the Insured reaches Attained Age 95, when this Rider's term expires. Because the charge for this benefit is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Before deciding whether to purchase the Rider it is important to know that when this Rider is purchased, the compensation received by the financial professional and his or her firm is less than when compared to purchasing insurance coverage under the base policy. As a result of this compensation reduction, the charges assessed for the cost of insurance under the Rider will be lower for a significant period of time. There are instances where the Rider may require lower Premium to maintain the total death benefit over the life of the policy or may require higher Premium when compared to not purchasing the Rider at all. When the Rider is purchased, the Maturity Date for coverage under the Rider may not be extended (resulting in a loss of coverage at maturity).

Base Insured Term Rider Charge
The charge for this Rider compensates Nationwide for providing term life insurance on the Insured. The charge is the product of the Rider Specified Amount and the additional protection cost of insurance rate. The additional protection cost of insurance rate is based on an expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by: the Insured's sex; Attained Age; underwriting class; any Substandard Ratings; and the Rider Specified Amount.
Change of Insured Rider
The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the policy owner may change the Insured at any time after the Policy Date, subject to insurability and the requirements below. There is no charge to change the Insured; however, the policy charges after the change will vary by characteristics of the new Insured including the new Insured’s Attained Age, sex, rate type and rate classification including any Substandard Ratings.
Change of Insured requirements:
(1)	The policy owner must submit a written application to change the Insured to the Service Center;
(2)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured;
(3)	The new Insured must have been at least 18 on the Policy Date;
(4)	The new Insured must satisfy Nationwide’s underwriting requirements and may be required to submit satisfactory evidence of insurability; and
(5)	The policy must be In Force and not be in a Grace Period when the request is made and at the time of the change (the "change date").
Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured requirements are met. The Policy Date will not change.
The Total Specified Amount of the policy will be as stated by the policy owner in the application for the change subject to the following:
(1)	the policy continues to qualify as life insurance under the Code, and
(2)	such Total Specified Amount equals or exceeds the minimum Total Specified Amount stated in the Policy Data Pages.
If the new Insured commits suicide, while sane or insane, within two years of the change date, Nationwide will not pay the Death Benefit. Instead, an amount will be paid equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
After a change of Insured, Nationwide will not contest the policy after it has been In Force for two years from the change date.
Federal income tax consequences may result from a change in insured. For federal income tax purposes, the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.

Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
Guaranteed Minimum Death Benefit Rider
This Rider is only available at application and has no loan value or Cash Surrender Value. The purpose of this Rider is to keep the death benefit In Force and to prevent the policy from Lapsing. The benefit is a death benefit payable to the beneficiary, less any Indebtedness and any withdrawals.
Guaranteed Minimum Death Benefit Rider Charge
There is no charge for this Rider during the first three policy years. In the first month of the third Policy year, this charge will begin and after the third Policy year, this Rider ensures that the base policy will remain In Force even if the Cash Surrender Value is zero or less, as long as: 1) the Rider is In Force; 2) the Insured is alive; and 3) the annual Guaranteed Minimum Death Benefit Rider Minimum Premium requirement has been met. The annual Rider Minimum Premium is shown on the Policy Data Page and is based on the issue age, sex, Total Specified Amount, death benefit option and underwriting class of the Insured.
On each policy anniversary, Nationwide will determine if the Rider Minimum Premium requirement has been met. This requirement shall be met if the sum of all previous Premium payments under the policy, less any partial withdrawals and existing policy Indebtedness is greater than or equal to the sum of the annual Rider Minimum Premiums for the previous policy years. If this requirement is met, the policy is guaranteed to remain In Force during the next policy year, provided there are no new loans or partial withdrawals. If this requirement is not met, Nationwide will notify the policy owner of the Premium payments required in order to continue benefits under this Rider. A Grace Period of 61 days will be provided and if the required Premiums are not received during this Grace Period, the Rider will terminate without value. During this Grace Period, the Rider charge will still apply. During any policy year when benefits are being paid under the Waiver of Monthly Deduction Rider, the annual Rider Minimum Premium that policy year will be equal to zero.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.

This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or until the Rider is terminated by written request received in good order by the Service Center.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Waiver of Monthly Deductions Rider
Subject to Nationwide’s underwriting approval, this Rider can be elected at any time so long as the policy is In Force and it is before the Policy Date on or following the date the Insured reaches age 59.
Rider Benefit
The benefit associated with this Rider is a waiver of the policy's monthly deductions if the Insured becomes totally disabled, as defined in the Rider, for at least six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Disability During the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months within the first three years from the Policy Date, the benefit is a credit to the policy in an amount necessary to keep the policy In Force as opposed to a waiver of the monthly deductions. The Cash Value will increase by the amount in which the minimum monthly premium exceeds the monthly deductions, just as if the minimum monthly premium had been paid.
Disability Following the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months any time after the first three years from the Policy Date, the benefit is a waiver of the policy's monthly deductions. For example, if the policy owner becomes totally disabled for six consecutive months two years and eight months from the Policy Date, for the first four months, the benefit would be a credit equal to the amount necessary to keep the policy In Force. After that, the Rider's benefit becomes a waiver of the policy's monthly charges.
Following the third year from the Policy Date, the Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional premium payments to prevent Lapse. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The benefit duration depends on the Insured's age when total disability begins. Before age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65). Between ages 60 and 63, the benefit continues until the Insured turns age 65. From age 63, the benefit lasts only for two years.

Waiver of Monthly Deductions Rider Charge
The charge for this Rider compensates Nationwide for the risks assumed in crediting and/or waiving policy charges during the Insured's total disability. The charge is the product of the amount of periodic charges deducted from the policy on a monthly basis (excluding the cost for this Rider) and the deduction waiver cost rate. The deduction waiver cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The charge for this Rider is deducted proportionately from the Sub-Account and Fixed Account allocations; therefore, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Fund Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next monthly anniversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.

A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;
(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;

(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value less any surrender charge, less interest due on the next policy anniversary. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 6.00% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Policy loan interest charges may provide revenue for risk charges and profit.

If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy’s monthly deductions, see Unfavorable Investment Experience. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.

Grace Period
The policy owner will receive notice when the Grace Period begins. The notice will state an amount of Premium required to avoid Lapse that is equal to four times the current monthly deductions. If this Premium amount is not paid within 61 days, the policy and all Riders will Lapse. The Grace Period will not alter the operation of the policy or the payment of Proceeds.
The policies will not Lapse during the first three policy years provided that on each monthly anniversary date 1) is greater than or equal to 2), where:
1)	is the sum of all Premiums paid to date minus any Indebtedness, minus any partial surrenders; and
2)	is the sum of monthly Premiums required since the Policy Date, including the monthly minimum Premium for the current monthly anniversary date.
If 1) is less than 2) and the Cash Surrender Value is less than zero, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to satisfy the minimum Premium requirement. If sufficient Premium is not paid by the end of the Grace Period, the policy will Lapse without value. In any event, the policy will not Lapse as long as there is a positive Cash Surrender Value.
Beginning with the fourth policy year, if the Cash Surrender Value on a monthly anniversary day is not sufficient to cover the current policy charges, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.
Reinstatement
The policy owner may request a reinstatement of a Lapsed policy by:
•	Submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date; and
•	Providing further satisfactory evidence of insurability that Nationwide may require; and
❍	Paying an amount of Premium equal to the minimum monthly Premiums missed since the beginning of the Grace Period, if the policy terminated in the first three policy years; or
❍	Paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period if the policy terminated in the fourth or later policy year; and
•	Paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and
•	Paying or reinstating any Indebtedness against the policy which existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any Riders, will be the monthly anniversary date on or next following the date the application for reinstatement is approved. If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:
•	The Cash Value at the end of the Grace Period; or
•	The surrender charge for the year from the Policy Date in which the policy was reinstated.
Nationwide will add any Premiums or loan repayments made to reinstate the policy. The allocations to the Sub-Accounts in effect at the start of the Grace Period will be reinstated, unless the policy owner instructs otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.

Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
The policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after it has been In Force for one year from the Policy Date. Currently, there is no charge for partial surrenders. Partial surrenders are permitted if they satisfy the following requirements:
(1)	The minimum amount of any partial surrender is $500;
(2)	Partial surrenders may not reduce the Base Policy Specified Amount to less than $50,000;
(3)	After a partial surrender, the Cash Surrender Value is greater than $500 or an amount equal to three times the current monthly deduction if higher;
(4)	Maximum total partial surrenders in any policy year are limited to 10% of the total net Premium payments applied to the policy. Currently, this requirement is waived beginning in the 15th year if the Cash Surrender Value is $10,000 or more after the withdrawal; and
(5)	After the partial surrender, the policy continues to qualify as life insurance under Section 7702 of the Code.
Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
When a partial surrender is made, the Cash Value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the Base Policy Specified Amount is reduced by the amount of the partial surrender, unless the Death Benefit is based on the applicable percentage of Cash Value. In that case, a partial surrender will decrease the Base Policy Specified Amount proportionally based on the applicable percentage of Cash Value by the amount the partial surrender exceeds the difference between the Death Benefit and Base Policy Specified Amount.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the Fixed Account.
Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Periodic Withdrawals, Non-Periodic Withdrawals, and Loans. See Payment of Policy Proceeds for additional information.
Reduction of Base Policy Specified Amount on a Partial Surrender
Nationwide will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how Cash Value is allocated among the Sub-Accounts. Nationwide will only reduce the Cash Value attributable to the Fixed Account when allocations in the Sub-Accounts are insufficient to cover the amount of the partial surrender.
Nationwide may reduce the Base Policy Specified Amount to ensure that the Net Amount At Risk does not increase due to a partial surrender. Because the policy’s Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward will be based on a new Base Policy Specified Amount that will change the calculation of those charges. Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Base Policy Specified Amount.
Any reduction to the Base Policy Specified Amount will be made in the following order:
•	against the most recent increase in the Base Policy Specified Amount;
•	against the next most recent increases in the Base Policy Specified Amount in succession; and

•	against the Base Policy Specified Amount under the original application.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, if the Insured dies by suicide, or benefits were paid under a Rider that accelerated all or a portion of the Death Benefit.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Death Benefit Option 1: The Death Benefit will be the greater of the Total Specified Amount or the applicable percentage of Cash Value. The amount of the Death Benefit Proceeds will ordinarily not change for several years to reflect Investment Experience and may not change at all. If Investment Experience is favorable, the amount of the Death Benefit Proceeds may increase.
Death Benefit Option 2: The Death Benefit will be the greater of the Total Specified Amount plus the Cash Value as of the date of death or the applicable percentage of Cash Value, and will vary directly with Investment Experience.
In connection with both death benefit options, the term "applicable percentage" means:
(1)	250% when the Insured is Attained Age 40 or less at the beginning of a policy year; and
(2)	When the Insured is above Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table".
Applicable Percentage of Cash Value Table
Attained Age	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
Attained Age	Percentage of Cash Value
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
Attained Age	Percentage of Cash Value
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%

The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.

Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount as accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Proceeds Upon Maturity
If the policy is In Force on the Maturity Date we will pay the Proceeds to the Policy Owner.
Normally, the Proceeds will be paid within seven days after receipt of the policy owner’s written request for payment of Proceeds at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
Extending Coverage Beyond the Maturity Date
Nationwide may offer to extend coverage beyond the Maturity Date to coincide with the Insured's death, after which Nationwide will pay the Proceeds to the beneficiary. During this time, the policy owner will still be able to request partial surrenders. The extension of coverage beyond the Maturity Date will be for the policy Cash Value. If the policy owner elects to extend coverage beyond the Maturity Date, the policy will be endorsed so that:
(1)	no changes to the Base Policy Specified Amount will be allowed;
(2)	no additional Premium payments will be allowed;
(3)	100% of the Cash Value will be transferred to the fixed account;
(4)	your policy's Death Benefit will become the Cash Value, irrespective of your previous death benefit option choice;
(5)	no additional monthly periodic charges will be deducted; and
(6)	loan interest will continue to be charged on Indebtedness.
The primary purpose of the coverage extension is to continue the life insurance coverage and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken (see, Taxes; Surrender, Lapse, Maturity).
Assuming no Indebtedness on the Maturity Date and no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date coverage extension will equal or exceed the Proceeds at maturity. However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the proceeds at maturity.

Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code (see "The Death Benefit").
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse as well as for certain amounts that pass to the decedent’s surviving spouse.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient’s taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate, and income tax.
Investment Gain in the Policy
The income tax treatment of increases in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be currently taxed as ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for favorable tax treatment. In 2003, the IRS issued formal guidance, in Revenue

Ruling 2003-91, which provides that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for favorable tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for favorable tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide favorable tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns in order to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash and loans from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner’s circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner’s individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines a modified endowment contract as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 contract years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits

Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after full recovery of the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.
However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of investment in the contract as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued and a reduction in the face amount of the death benefit may result in the cash distribution being fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest paid on a policy loan will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable gain from the sale or surrender of a life insurance policy.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold, it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. The Tax Cuts and Jobs Act of 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not reduced for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s investment in the contract is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, the Tax Cuts and Jobs Act of 2017 provides that the exceptions to the transfer for value rule noted above are not available if the life insurance policy was transferred in a reportable policy sale. Therefore, in a reportable policy sale some portion of the death benefit proceeds will taxable.

The Tax Cuts and Jobs Act of 2017 also provides special tax reporting requirements that apply to the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS as well as the insurance company that issued the policy. Upon receipt of 1) the report of sale from the buyer or 2) any notice of a transfer of a life insurance policy to a foreign person, the insurance company is then required to report information related to the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy or a transfer of the policy to a foreign person should consult a qualified tax advisor.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of the investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To satisfy Section 1035, the insured named in the policy must be the insured under the new policy.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary’s gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under Section 101 of the Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from gross income under Section 101 of the Code.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable.
The general rule of taxability will not apply if the statutory notice and consent requirements are satisfied before the policy is issued and one of the following apply:
1.	The insured was an employee at any time during the 12-month period before the insured’s death.
2.	At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.	The death benefit is paid to a family member of the insured (as defined under the Code), an individual who is a designated beneficiary (other than the employee) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate, or
4.	The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer’s responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.

Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
The Consolidated Appropriations Act, 2021 that was enacted on December 27, 2020 contained a provision that changed the interest rate assumption used under Section 7702 to determine the amount of premium allowed to fund a policy. The change is generally favorable and only applies to life insurance policies issued on or after January 1, 2021.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-2
Organization, Registration, and Operation
Nationwide VLI Separate Account-2 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.

Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-2 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-2.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-2 and the financial statements and schedules of Nationwide Life Insurance Company (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the financial statements of the Company as affecting the investment performance of the assets of the separate account.

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This Sub-Account is only available in policies issued before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks capital growth.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	The fund seeks to maximize income while maintaining prospects for capital appreciation.

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class)
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide inflation protection and earn current income consistent with inflation-protected securities.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Investment Objective:	To achieve high current income and moderate capital appreciation.
Designation: VOL
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2015
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Portfolio is only available in policies issued before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Multi-Hedge Strategies
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks capital growth.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return with a low to moderate correlation to traditional financial market indices.

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (formerly, Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I)
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Core Bond Fund: Series I (formerly, Invesco Oppenheimer V.I. Total Return Bond Fund: Series I)
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I)
This Sub-Account is only available in policies issued before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Main Street Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class
This Sub-Account is only available in policies issued before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective October 23, 2020
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective October 23, 2020
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
This Sub-Account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL

Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
This Portfolio is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This Sub-Account is only available in policies issued before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
This Sub-Account is only available in policies issued before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
VanEck VIP Trust - Emerging Markets Fund: Initial Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Definitions
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, or due and unpaid policy charges.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 100.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.

Rider Specified Amount – The portion of the Total Specified Amount attributable to the Base Insured Term Rider.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins as of the close of regular trading on the New York Stock Exchange.

Appendix C: Illustrations of Surrender Charges
Example 1. A female non-tobacco user, age 45, purchases a policy with a Base Policy Specified Amount of $50,000 and a scheduled Premium of $750. She now wishes to surrender the policy during the first policy year. By using the "Initial Surrender Charge" table reproduced below (also see "Surrender Charges"), the total surrender charge per thousand, multiplied by the Base Policy Specified Amount expressed in thousands, equals the total surrender charge of $569.80 ($11.396 x 50=569.80).
Example 2. A male non-tobacco user, age 35, purchases a policy with a Base Policy Specified Amount and a Total Specified Amount of $100,000 and a scheduled Premium of $1,100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above. (Surrender charge per 1,000=6.817 x 100 for a total of $681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02, which is the amount we deduct as a total surrender charge.
The following tables illustrate the maximum initial surrender charge per $1,000 of initial Base Policy Specified Amount for policies that are issued on a standard basis:
Initial Base Policy Specified Amount $50,000-$99,999
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 7.776	$ 7.521	$ 8.369	$ 7.818
35	$ 8.817	$ 8.398	$ 9.811	$ 8.891
45	$12.191	$11.396	$13.887	$12.169
55	$15.636	$14.011	$18.415	$15.116
65	$22.295	$19.086	$26.577	$20.641
Initial Base Policy Specified Amount $100,000 or More
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 5.776	$ 5.521	$ 6.369	$ 5.818
35	$ 6.817	$ 6.398	$ 7.811	$ 6.891
45	$ 9.691	$ 8.896	$11.387	$ 9.669
55	$13.136	$11.511	$15.915	$12.616
65	$21.295	$18.086	$25.577	$19.641
Reductions to Surrender Charges
Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
0	100%	5	60%
1	100%	6	50%
2	90%	7	40%
3	80%	8	30%
4	70%	9+	0%
The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact our Service Center for an illustration.
The current surrender charges are the same for all states. However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner:
Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
0	100%	5	60%	10	20%
1	100%	6	50%	11	15%

Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
2	90%	7	40%	12	10%
3	80%	8	30%	13	5%
4	70%	9	25%	14+	0%
The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact our Service Center for an illustration.

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life Insurance Company
P.O. Box 182835
Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-05311
Securities Act of 1933 Registration File No. 033-42180

The Best of America® FPVUL
Nationwide VLI Separate Account-2
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI") contains additional information regarding Individual Flexible Premium Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2021 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2021.

General Information and History
Nationwide VLI Separate Account-2 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Nationwide VLI Separate Account-2
Nationwide VLI Separate Account-2 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on May 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the maximum of (99% of first year premium and no more than 4% of any excess and renewal premium). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
No underwriting commissions were paid to NISC for each of this Variable Account’s last three fiscal years.
Services
Nationwide has responsibility for administration of the policies and the Variable Account. Nationwide also maintains the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.
Nationwide will maintain a record of all purchases and redemption of shares of the mutual funds.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 0.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
2

Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-2 and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-2. The policy's cost of insurance depends upon the Insured's sex, issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners' Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on Specified Amounts $100,000 or more are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). For policies issued in Texas on a standard basis ("Special Class–
Standard" in Texas), guaranteed cost of insurance rates for Specified Amounts less than $100,000 are based on 130% of the 1980 CSO. Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, we may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. We apply the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
The rate class of an insured may affect the cost of insurance rate. Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all Insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
3

•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Maximum Surrender Charge and Maximum Surrender Charge Calculation
The surrender charge equals the underwriting component and 26.5% of the sales expense component. The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies and varies by issue age in the following manner:
Per $1,000 of Initial Specified Amount
Issue Age	Specified Amounts less than $100,000	Specified Amounts $100,000 or more
0-35	$6.00	$4.00
36-55	$7.50	$5.00
56-80	$7.50	$6.50
The sales expense component will not exceed 26.5% of the lesser of the guideline level Premium required in the first year, or Premiums paid in the first policy year. The sales component is designed to reimburse us for expenses incurred in the distribution of the policies.
The maximum surrender charge under the policy is based on the following calculation.
Maximum Surrender Charge 26.50% multiplied by the lesser of (a) or (b),where:
(a)	=	the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year
Plus (c) multiplied by (d) where:
(c)	=	the Specified Amount divided by 1,000; and
(d)	=	the applicable rate from the "Administrative Target Factor" chart below.
4

The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no surrender charge will be recouped.
Surrender Target Factor
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
0	N/A	N/A	3.43	2.61
1	N/A	N/A	3.46	2.64
2	N/A	N/A	3.58	2.73
3	N/A	N/A	3.72	2.83
4	N/A	N/A	3.86	2.93
5	N/A	N/A	4.01	3.04
6	N/A	N/A	4.18	3.16
7	N/A	N/A	4.35	3.28
8	N/A	N/A	4.54	3.42
9	N/A	N/A	4.75	3.56
10	N/A	N/A	4.96	3.70
11	N/A	N/A	5.19	3.86
12	N/A	N/A	5.42	4.03
13	N/A	N/A	5.67	4.20
14	N/A	N/A	5.92	4.38
15	N/A	N/A	6.17	4.57
16	N/A	N/A	6.14	4.76
17	N/A	N/A	6.66	4.96
18	5.21	4.36	6.91	5.17
19	5.40	4.54	7.17	5.39
20	5.63	4.76	7.47	5.65
21	5.84	4.96	7.76	5.90
22	6.07	5.17	8.06	6.15
23	6.31	5.39	8.38	6.42
24	6.56	5.62	8.73	6.70
25	6.84	5.86	9.11	7.00
26	7.13	6.12	9.51	7.32
27	7.45	6.39	9.94	7.65
28	7.78	6.68	10.41	8.01
29	8.14	6.99	10.90	8.38
30	8.56	7.34	11.46	8.81
31	8.96	7.68	12.03	9.22
32	9.39	8.04	12.62	9.66
33	9.85	8.42	13.26	10.12
34	10.34	8.82	13.93	10.61
35	10.85	9.24	14.65	11.13
36	11.39	9.69	15.41	11.67
37	11.97	10.16	16.21	12.24
38	12.58	10.66	17.06	12.85
39	13.23	11.18	17.96	13.48
40	13.95	11.77	18.94	14.17
41	14.67	12.35	19.95	14.86
42	15.44	12.95	21.00	15.58
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
43	16.26	13.60	22.12	16.34
44	17.12	14.27	23.30	17.13
45	18.04	14.99	24.55	17.96
46	19.02	15.74	25.86	18.83
47	20.06	16.55	27.26	19.75
48	21.16	17.39	28.74	20.72
49	22.34	18.29	30.31	21.75
50	23.64	19.29	32.02	22.87
51	24.98	20.30	33.79	24.02
52	26.41	21.38	35.67	25.23
53	27.93	22.52	37.66	26.50
54	29.56	23.73	39.76	27.85
55	31.29	25.02	41.99	29.27
56	33.14	26.40	44.34	30.79
57	35.11	27.87	46.83	32.40
58	37.22	29.44	49.48	34.13
59	39.49	31.14	52.30	35.98
60	42.01	33.07	55.42	38.09
61	44.61	35.05	58.63	40.26
62	47.40	37.18	62.04	42.59
63	50.38	39.47	65.65	45.08
64	53.58	41.92	69.47	47.74
65	56.99	44.55	73.51	50.56
66	60.65	47.37	77.78	53.58
67	64.57	50.41	82.30	56.81
68	68.78	53.71	87.12	60.31
69	73.33	57.30	92.26	64.13
70	78.52	61.49	98.10	68.57
71	83.82	65.79	103.99	73.14
72	89.50	70.49	110.27	78.11
73	95.58	75.59	116.89	83.47
74	102.05	81.11	123.85	89.23
75	108.92	87.06	131.11	95.38
76	116.22	93.48	138.65	101.95
77	123.91	100.35	146.41	108.92
78	132.14	107.81	154.56	116.44
79	141.00	115.96	163.19	124.59
80	150.61	124.91	172.42	133.51
81	160.93	134.65	182.18	143.16
82	172.06	145.31	192.54	153.68
83	183.91	156.85	203.37	165.03
84	196.41	169.27	214.56	177.14
85	209.46	182.58	226.02	189.97
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
5

Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
Attained Age of Insured	Percentage of Cash Value
42	236%
43	229%
Attained Age of Insured	Percentage of Cash Value
44	222%
45	215%
6

Attained Age of Insured	Percentage of Cash Value
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
Attained Age of Insured	Percentage of Cash Value
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
Attained Age of Insured	Percentage of Cash Value
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%
7

Cash Value Accumulation Test
The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages. These premiums vary with the ages, sexes, and risk classifications of the Insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.
Policy Year	Percentage of Cash Value
1	221%
2	215%
3	209%
4	203%
5	197%
6	192%
7	187%
8	182%
9	177%
10	172%
11	168%
12	164%
13	160%
14	157%
15	153%
Policy Year	Percentage of Cash Value
16	150%
17	147%
18	144%
19	141%
20	138%
21	136%
22	133%
23	131%
24	129%
25	127%
26	125%
27	124%
28	122%
29	120%
30	119%
Policy Year	Percentage of Cash Value
31	118%
32	117%
33	115%
34	114%
35	113%
36	112%
37	111%
38	110%
39	109%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%
8

NATIONWIDE

VLI SEPARATE

ACCOUNT-2

Annual Report

To

Policyholders

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-2:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-2 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

2

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

3

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

4

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

5

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1) (1)

6

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

7

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

8

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from August 5, 2019 (inception) to December 31, 2019.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from January 2, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from July 29, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from August 26, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from July 5, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 23, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

10

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

11

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	20	$253	$273	$-	$273	$5	$268
ALVGIA	13,826	409,911	400,547	22	400,569	-	400,569
ALVSVA	49,592	862,413	862,407	27	862,434	-	862,434
ACVB	638,868	4,731,813	5,577,319	-	5,577,319	141	5,577,178
ACVCA	97,664	1,357,831	1,881,991	22,612	1,904,603	-	1,904,603
ACVI	50,941	591,654	718,268	25,703	743,971	-	743,971
ACVIG	163,422	1,503,365	1,679,976	29	1,680,005	-	1,680,005
ACVIP2	46,411	469,308	514,698	-	514,698	3	514,695
ACVMV1	68,167	1,386,633	1,400,160	7	1,400,167	-	1,400,167
ACVU1	6,628	148,257	182,130	22	182,152	-	182,152
BRVHYI	89,000	658,593	672,842	2,636	675,478	-	675,478
MLVGA2	99,291	1,602,205	1,927,229	-	1,927,229	2	1,927,227
DCAP	109,787	4,325,897	5,179,753	268	5,180,021	-	5,180,021
DGI	50,391	1,428,894	1,797,960	9	1,797,969	-	1,797,969
DSC	5,870	274,344	291,504	-	291,504	22	291,482
DSIF	810,268	31,664,913	52,075,904	25,055	52,100,959	-	52,100,959
DSRG	204,617	6,974,112	9,666,115	1,114	9,667,229	-	9,667,229
DVSCS	115,379	2,179,547	2,199,115	40	2,199,155	-	2,199,155
DWVSVS	8,197	295,381	278,543	5	278,548	-	278,548
DFVGMI	4,302	56,302	62,342	1	62,343	-	62,343
DFVIPS	25,072	255,557	283,561	2	283,563	-	283,563
DSGIBA	25,712	602,997	644,592	-	644,592	1	644,591
FQB	149,610	1,693,461	1,768,392	19	1,768,411	-	1,768,411
FVU2	7,298	77,118	80,933	-	80,933	6	80,927
FAMP	635,863	9,638,704	10,835,098	6,518	10,841,616	-	10,841,616
FCS	22,370	872,258	1,071,293	14	1,071,307	-	1,071,307
FEIP	1,620,115	34,111,013	38,720,748	39,957	38,760,705	-	38,760,705
FEMS	22,177	263,829	327,548	-	327,548	-	327,548
FF10S	32,271	402,928	460,186	9	460,195	-	460,195
FF20S	75,107	972,163	1,124,355	-	1,124,355	14	1,124,341
FF30S	90,210	1,196,206	1,514,632	15	1,514,647	-	1,514,647
FGP	993,875	53,503,657	102,369,150	47,053	102,416,203	-	102,416,203
FHIP	1,377,691	7,466,739	7,315,538	6,752	7,322,290	-	7,322,290
FIGBS	196,322	2,550,128	2,732,797	34	2,732,831	-	2,732,831
FMCS	163,414	5,380,054	6,255,493	23	6,255,516	-	6,255,516
FNRS2	65,097	1,121,304	675,052	-	675,052	2	675,050
FOP	178,862	3,147,838	4,743,423	5,206	4,748,629	-	4,748,629
FOS	184,808	3,773,242	4,878,939	35	4,878,974	-	4,878,974
FRESS	3,987	68,700	69,175	-	69,175	6	69,169
FVSS	60,935	777,102	823,234	-	823,234	27	823,207
FTVDM2	48,149	446,337	560,459	2	560,461	-	560,461
FTVFA2	38,162	228,407	207,222	1	207,223	-	207,223
FTVGI2	84,113	1,363,716	1,162,440	6	1,162,446	-	1,162,446
FTVIS2	83,202	1,273,952	1,251,353	10	1,251,363	-	1,251,363
FTVRDI	146,305	3,784,273	4,414,009	-	4,414,009	2	4,414,007
FTVSVI	156,154	2,616,472	2,373,547	33	2,373,580	-	2,373,580
TIF	3,014	42,474	40,896	-	40,896	16	40,880
TIF2	38,844	568,834	515,853	6	515,859	-	515,859
GVGMNS	3,379	41,934	42,545	4	42,549	-	42,549
GVMSAS	719	6,222	6,794	2	6,796	-	6,796
RVARS	2,513	62,438	64,346	6	64,352	-	64,352
ACEG	4,909	359,256	437,397	6	437,403	-	437,403
AVBVI	936	5,231	5,261	15	5,276	-	5,276
AVMCCI	3,196	32,092	33,786	-	33,786	-	33,786

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
IVBRA1	34,174	363,875	358,138	2	358,140	-	358,140
OVAG	26,532	2,175,239	2,837,039	13	2,837,052	-	2,837,052
OVB	449,175	3,589,574	3,786,546	5,704	3,792,250	-	3,792,250
OVGI	34,490	967,697	1,031,592	42	1,031,634	-	1,031,634
OVGS	495,186	19,837,757	25,809,087	51,431	25,860,518	-	25,860,518
OVIG	120,214	307,527	349,823	11	349,834	-	349,834
OVMS	306,485	4,316,005	5,495,269	5,894	5,501,163	-	5,501,163
OVSB	35,832	176,358	173,429	-	173,429	8	173,421
OVSC	36,827	851,172	1,009,802	30	1,009,832	-	1,009,832
WRASP	101,166	930,648	1,056,418	-	1,056,418	9	1,056,409
WRHIP	146,692	496,428	498,048	11	498,059	-	498,059
WRMCG	57,214	725,950	1,000,335	5	1,000,340	-	1,000,340
JABS	49,639	1,928,754	2,288,359	19	2,288,378	-	2,288,378
JACAS	118,627	4,338,103	6,282,466	3	6,282,469	-	6,282,469
JAEI	3,832	295,902	360,978	19	360,997	-	360,997
JAGTS	303,855	4,272,208	6,229,025	45	6,229,070	-	6,229,070
JAIGS	74,320	2,073,588	2,718,632	9	2,718,641	-	2,718,641
LOVTRC	9,844	163,457	170,795	-	170,795	5	170,790
MNDIC	29,609	640,565	798,266	30	798,296	-	798,296
MV2IGI	14,564	319,018	364,982	1	364,983	-	364,983
MVFIC	161,032	3,079,614	3,285,062	-	3,285,062	3	3,285,059
MVIGIC	9,255	123,746	148,913	1	148,914	-	148,914
MSEM	69,530	539,974	538,166	8	538,174	-	538,174
MSVFI	49,432	564,720	579,344	16	579,360	-	579,360
MSVRE	39,145	764,043	670,559	566	671,125	-	671,125
DTRTFB	1,271	12,729	12,934	-	12,934	1	12,933
EIF	55,355	968,717	1,073,333	3	1,073,336	-	1,073,336
GBF	420,846	4,756,672	4,751,347	3,258	4,754,605	-	4,754,605
GEM	94,118	1,132,213	1,408,011	19	1,408,030	-	1,408,030
GIG	302,455	3,173,793	3,511,498	32	3,511,530	-	3,511,530
GVAAA2	158,497	3,958,801	4,230,283	1	4,230,284	-	4,230,284
GVABD2	31,255	362,768	394,756	-	394,756	14	394,742
GVAGG2	66,532	2,054,428	2,677,901	21	2,677,922	-	2,677,922
GVAGI2	15,317	817,785	864,312	11	864,323	-	864,323
GVAGR2	30,467	2,598,531	3,680,995	-	3,680,995	14	3,680,981
GVDMA	430,414	5,239,383	5,659,947	33	5,659,980	-	5,659,980
GVDMC	54,506	603,706	613,195	19	613,214	-	613,214
GVEX1	226,083	3,982,444	5,055,210	27	5,055,237	-	5,055,237
GVIDA	171,118	2,137,046	2,233,089	9	2,233,098	-	2,233,098
GVIDC	20,151	202,698	212,394	12	212,406	-	212,406
GVIDM	244,247	2,971,879	2,948,064	14	2,948,078	-	2,948,078
GVIX2	74,820	750,000	778,132	8	778,140	-	778,140
HIBF	172,960	1,130,597	1,132,886	-	1,132,886	10	1,132,876
IDPG	37	457	447	8	455	-	455
MCIF	275,981	6,267,882	6,328,254	16	6,328,270	-	6,328,270
MSBF	107,337	979,067	987,496	-	987,496	19	987,477
NCPGI	6	58	63	-	63	-	63
NVAMV1	371,782	5,820,115	5,558,137	59	5,558,196	-	5,558,196
NVAMVX	125,401	1,611,307	1,870,987	-	1,870,987	2	1,870,985
NVBX	23,163	249,409	258,957	11	258,968	-	258,968
NVCBD1	61,250	682,200	701,315	1	701,316	-	701,316
NVCCA1	67,427	735,818	716,071	14	716,085	-	716,085
NVCCN1	8,238	85,592	89,872	-	89,872	17	89,855
NVCMA1	64,839	595,133	617,912	4	617,916	-	617,916

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVCMC1	12,572	134,615	139,299	-	139,299	10	139,289
NVCMD1	99,595	1,085,222	1,082,597	26	1,082,623	-	1,082,623
NVCRA1	25,939	252,892	281,961	1	281,962	-	281,962
NVCRB1	41,155	435,900	463,404	21	463,425	-	463,425
NVDBL2	31,669	491,424	513,036	-	513,036	8	513,028
NVDCA2	7,656	133,223	140,257	2	140,259	-	140,259
NVDCAP	9,914	167,211	180,837	-	180,837	6	180,831
NVFIII	5,227	57,967	59,060	2	59,062	-	59,062
NVGEII	86	916	1,161	-	1,161	1	1,160
NVIDMP	28,001	320,515	336,572	4	336,576	-	336,576
NVIX	45,635	452,480	475,063	7	475,070	-	475,070
NVLCP1	11,314	138,904	138,482	13	138,495	-	138,495
NVMIG1	443,830	4,861,986	5,365,903	22	5,365,925	-	5,365,925
NVMIVX	32,209	297,610	346,570	-	346,570	3	346,567
NVMLG1	342,021	3,449,538	3,057,666	48	3,057,714	-	3,057,714
NVMMG1	3,430,011	37,467,266	47,505,654	251	47,505,905	-	47,505,905
NVMMV2	2,516,726	24,913,302	19,605,298	152	19,605,450	-	19,605,450
NVNMO1	1,243,108	12,525,600	15,215,641	14,048	15,229,689	-	15,229,689
NVNSR1	10,715	140,239	150,870	-	150,870	9	150,861
NVOLG1	4,378,711	78,592,742	82,494,923	11,428	82,506,351	-	82,506,351
NVRE1	837,430	5,791,417	6,079,744	39	6,079,783	-	6,079,783
NVSIX2	46,033	429,645	419,819	22	419,841	-	419,841
NVSTB2	22,899	238,228	237,920	2	237,922	-	237,922
NVTIV3	5,120	53,824	55,089	6	55,095	-	55,095
SAM	15,934,237	15,934,237	15,934,237	-	15,934,237	89,284	15,844,953
SCF	911,610	17,469,962	18,223,076	78,879	18,301,955	-	18,301,955
SCGF	137,151	2,322,302	2,695,027	17	2,695,044	-	2,695,044
SCVF	378,919	4,223,784	3,323,121	45	3,323,166	-	3,323,166
TRF	2,565,341	31,947,388	60,362,478	16,085	60,378,563	-	60,378,563
AMCG	62,786	1,579,795	2,498,889	-	2,498,889	2	2,498,887
AMINS	1,857	20,222	27,300	11	27,311	-	27,311
AMMCGS	5,848	177,626	210,875	9	210,884	-	210,884
AMRS	405	6,957	7,300	3	7,303	-	7,303
AMSRS	154,345	4,036,454	4,736,861	75	4,736,936	-	4,736,936
AMTB	153,025	1,619,857	1,634,310	2,016	1,636,326	-	1,636,326
NOTB3	908	10,518	10,765	3	10,768	-	10,768
NOTG3	203	2,201	2,380	-	2,380	11	2,369
NOTMG3	5	59	64	2	66	-	66
PMVAAA	21,880	230,276	242,216	-	242,216	11	242,205
PMVFBA	14,746	146,809	155,274	7	155,281	-	155,281
PMVLDA	142,606	1,470,090	1,480,250	19	1,480,269	-	1,480,269
PMVRSA	4,272	24,516	25,844	-	25,844	3	25,841
PMVTRA	53,745	588,693	622,910	14	622,924	-	622,924
PVEIB	16,775	403,289	427,939	-	427,939	3	427,936
PVGOB	133,296	1,391,372	1,939,452	10	1,939,462	-	1,939,462
PVTIGB	15,857	216,228	261,326	-	261,326	26	261,300
TRHS2	94,521	3,993,969	5,478,453	-	5,478,453	25	5,478,428
TRLT2	9,730	46,675	48,456	5	48,461	-	48,461
VWBF	79,639	678,513	703,212	-	703,212	37	703,175
VWEM	203,854	2,668,883	3,443,088	32	3,443,120	-	3,443,120
VWHA	121,179	2,538,945	2,724,107	10,639	2,734,746	-	2,734,746
VRVDRI	213	3,270	3,771	-	3,771	5	3,766
SVDF	24,011	787,095	1,170,032	-	1,170,032	2,654	1,167,378
SVOF	53,742	1,302,062	1,592,363	23,158	1,615,521	-	1,615,521
WFVSCG	50,648	562,054	745,540	-	745,540	33	745,507

Total (unaudited)			$726,465,736	$407,841	$726,873,577	$92,480	$726,781,097

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVDAA	ALVGIA	ALVSVA	ACVB	ACVCA	ACVI	ACVIG
Reinvested dividends	$6,755,027	5	5,528	7,290	64,694	-	2,054	31,500
Mortality and expense risk charges (note 3)	(3,228,636)	(3)	(1,651)	(3,310)	(36,936)	(8,532)	(1,242)	(7,497)

Net investment income (loss)	3,526,391	2	3,877	3,980	27,758	(8,532)	812	24,003

Realized gain (loss) on investments	14,143,652	-	(7,072)	(47,433)	51,544	23,792	10,601	4,626
Change in unrealized gain (loss) on investments	60,277,713	9	(12,918)	36,436	337,020	394,879	89,208	61,892

Net gain (loss) on investments	74,421,365	9	(19,990)	(10,997)	388,564	418,671	99,809	66,518

Reinvested capital gains	42,152,339	-	18,845	33,371	189,429	154,309	6,194	82,693

Net increase (decrease) in contract owners’ equity resulting from operations	$120,100,095	11	2,732	26,354	605,751	564,448	106,815	173,214

Investment Activity:	ACVIP2	ACVMV1	ACVU1	BRVHYI	MLVGA2	DCAP	DGI	DSC
Reinvested dividends	$7,545	23,100	-	30,878	19,688	36,121	11,727	1,681
Mortality and expense risk charges (note 3)	(2,958)	(6,708)	(7,857)	(3,125)	(8,537)	(20,071)	(7,023)	(1,352)

Net investment income (loss)	4,587	16,392	(7,857)	27,753	11,151	16,050	4,704	329

Realized gain (loss) on investments	13,874	(7,807)	362,998	(14,570)	12,853	(33,322)	45,161	(42,475)
Change in unrealized gain (loss) on investments	36,780	(42,420)	(122,288)	4,203	203,246	635,787	186,924	80,819

Net gain (loss) on investments	50,654	(50,227)	240,710	(10,367)	216,099	602,465	232,085	38,344

Reinvested capital gains	-	-	3,036	-	90,746	375,018	110,769	-

Net increase (decrease) in contract owners’ equity resulting from operations	$55,241	(33,835)	235,889	17,386	317,996	993,533	347,558	38,673

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DSIF	DSRG	DVSCS	DWVSVS	DFVGMI	DFVIPS	DSGIBA	FQB
Reinvested dividends	$730,123	91,302	19,750	2,627	646	2,873	17,303	27,999
Mortality and expense risk charges (note 3)	(221,386)	(45,267)	(9,483)	(1,255)	(168)	(1,266)	(2,788)	(6,112)

Net investment income (loss)	508,737	46,035	10,267	1,372	478	1,607	14,515	21,887

Realized gain (loss) on investments	3,135,013	228,027	(40,966)	(44,363)	4	1,946	(3,880)	(1,374)
Change in unrealized gain (loss) on investments	1,188,425	1,480,604	89,130	(6,792)	4,683	21,526	21,222	51,158

Net gain (loss) on investments	4,323,438	1,708,631	48,164	(51,155)	4,687	23,472	17,342	49,784

Reinvested capital gains	2,896,009	99,081	112,458	14,977	699	1,516	12,743	2,999

Net increase (decrease) in contract owners’ equity resulting from operations	$7,728,184	1,853,747	170,889	(34,806)	5,864	26,595	44,600	74,670

Investment Activity:	FVU2	FAMP	FCS	FEIP	FEMS	FF10S	FF20S	FF30S
Reinvested dividends	$1,621	149,133	1,045	628,879	1,962	5,152	12,240	15,469
Mortality and expense risk charges (note 3)	(326)	(54,244)	(3,771)	(179,073)	(1,031)	(2,142)	(5,487)	(7,119)

Net investment income (loss)	1,295	94,889	(2,726)	449,806	931	3,010	6,753	8,350

Realized gain (loss) on investments	(32)	279,354	10,195	915,291	(4,873)	4,298	29,138	40,967
Change in unrealized gain (loss) on investments	(681)	831,557	198,125	(988,212)	41,966	22,593	39,635	87,285

Net gain (loss) on investments	(713)	1,110,911	208,320	(72,921)	37,093	26,891	68,773	128,252

Reinvested capital gains	-	130,890	3,107	1,607,548	24,052	17,583	64,484	65,638

Net increase (decrease) in contract owners’ equity resulting from operations	$582	1,336,690	208,701	1,984,433	62,076	47,484	140,010	202,240

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FGP	FHIP	FIGBS	FMCS	FNRS2	FOP	FOS	FRESS
Reinvested dividends	$64,522	354,047	55,785	29,272	16,769	18,538	14,825	1,206
Mortality and expense risk charges (note 3)	(466,405)	(35,523)	(11,051)	(26,063)	(3,150)	(18,781)	(21,612)	(211)

Net investment income (loss)	(401,883)	318,524	44,734	3,209	13,619	(243)	(6,787)	995

Realized gain (loss) on investments	7,698,872	(70,306)	38,732	(65,023)	(105,437)	45,559	33,556	(9,752)
Change in unrealized gain (loss) on investments	16,820,572	(109,612)	131,005	944,308	(244,154)	552,202	563,572	2,009

Net gain (loss) on investments	24,519,444	(179,918)	169,737	879,285	(349,591)	597,761	597,128	(7,743)

Reinvested capital gains	8,205,517	-	869	-	-	19,172	18,313	1,673

Net increase (decrease) in contract owners’ equity resulting from operations	$32,323,078	138,606	215,340	882,494	(335,972)	616,690	608,654	(5,075)

Investment Activity:	FVSS	FTVDM2	FTVFA2	FTVGI2	FTVIS2	FTVRDI	FTVSVI	TIF
Reinvested dividends	$7,798	18,889	2,756	103,308	72,750	58,434	33,562	1,301
Mortality and expense risk charges (note 3)	(3,696)	(2,292)	(1,022)	(5,627)	(6,048)	(18,267)	(9,546)	(165)

Net investment income (loss)	4,102	16,597	1,734	97,681	66,702	40,167	24,016	1,136

Realized gain (loss) on investments	(25,092)	74,416	(16,843)	(120,897)	(27,135)	(33,757)	(165,394)	(67)
Change in unrealized gain (loss) on investments	60,640	(30,212)	(15,005)	(51,411)	(47,565)	366,699	108,768	(1,872)

Net gain (loss) on investments	35,548	44,204	(31,848)	(172,308)	(74,700)	332,942	(56,626)	(1,939)

Reinvested capital gains	33,124	11,854	49,111	-	1,030	201,919	120,265	-

Net increase (decrease) in contract owners’ equity resulting from operations	$72,774	72,655	18,997	(74,627)	(6,968)	575,028	87,655	(803)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	TIF2	GVGMNS	GVMSAS	RVARS	ACEG	AVBVI	AVMCCI	IVBRA1
Reinvested dividends	$15,256	116	124	972	222	17	197	26,155
Mortality and expense risk charges (note 3)	(2,033)	(232)	(22)	(372)	(1,172)	-	(117)	(1,661)

Net investment income (loss)	13,223	(116)	102	600	(950)	17	80	24,494

Realized gain (loss) on investments	(20,770)	56	5	610	(85)	(328)	(1,605)	(3,436)
Change in unrealized gain (loss) on investments	(7,059)	872	572	2,591	84,033	550	1,927	(6,589)

Net gain (loss) on investments	(27,829)	928	577	3,201	83,948	222	322	(10,025)

Reinvested capital gains	-	598	-	-	23,140	193	5,568	16,861

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,606)	1,410	679	3,801	106,138	432	5,970	31,330

Investment Activity:	OVAG	OVB	OVGI	OVGS	OVIG	OVMS	OVSB	OVSC
Reinvested dividends	$553	93,140	14,446	150,670	1,997	108,190	9,563	5,391
Mortality and expense risk charges (note 3)	(9,999)	(16,068)	(4,605)	(109,310)	(1,173)	(26,774)	(747)	(4,445)

Net investment income (loss)	(9,446)	77,072	9,841	41,360	824	81,416	8,816	946

Realized gain (loss) on investments	9,104	207,142	(33,751)	130,740	(3,305)	17,894	(2,923)	(11,652)
Change in unrealized gain (loss) on investments	572,316	(21,928)	(835)	4,586,403	46,864	471,957	(3,306)	131,022

Net gain (loss) on investments	581,420	185,214	(34,586)	4,717,143	43,559	489,851	(6,229)	119,370

Reinvested capital gains	115,284	-	95,136	785,033	2,949	120,217	-	12,212

Net increase (decrease) in contract owners’ equity resulting from operations	$687,258	262,286	70,391	5,543,536	47,332	691,484	2,587	132,528

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRASP	WRHIP	WRMCG	JABS	JACAS	JAEI	JAGTS	JAIGS
Reinvested dividends	$19,485	39,984	-	29,886	8,696	218	169	27,510
Mortality and expense risk charges (note 3)	(5,163)	(2,786)	(3,531)	(9,183)	(24,930)	(1,624)	(24,281)	(11,643)

Net investment income (loss)	14,322	37,198	(3,531)	20,703	(16,234)	(1,406)	(24,112)	15,867

Realized gain (loss) on investments	(53,433)	(13,650)	(4,439)	60,459	143,771	6,162	702,007	(40,106)
Change in unrealized gain (loss) on investments	149,620	(3,512)	263,533	142,879	1,156,427	32,484	1,041,538	381,337

Net gain (loss) on investments	96,187	(17,162)	259,094	203,338	1,300,198	38,646	1,743,545	341,231

Reinvested capital gains	16,096	-	42,801	28,487	398,602	21,655	490,381	-

Net increase (decrease) in contract owners’ equity resulting from operations	$126,605	20,036	298,364	252,528	1,682,566	58,895	2,209,814	357,098

Investment Activity:	LOVTRC	MNDIC	MV2IGI	MVFIC	MVIGIC	MSEM	MSVFI	MSVRE
Reinvested dividends	$3,939	-	1,542	48,929	1,854	24,449	15,711	17,871
Mortality and expense risk charges (note 3)	(861)	(2,491)	(1,063)	(14,293)	(637)	(2,895)	(2,643)	(3,499)

Net investment income (loss)	3,078	(2,491)	479	34,636	1,217	21,554	13,068	14,372

Realized gain (loss) on investments	198	354	21,037	(42,568)	(5,804)	(19,669)	9,446	802
Change in unrealized gain (loss) on investments	4,770	163,320	(19,332)	(103,804)	25,167	7,131	(884)	(180,793)

Net gain (loss) on investments	4,968	163,674	1,705	(146,372)	19,363	(12,538)	8,562	(179,991)

Reinvested capital gains	3,134	45,046	32,671	137,131	1,687	-	5,743	17,742

Net increase (decrease) in contract owners’ equity resulting from operations	$11,180	206,229	34,855	25,395	22,267	9,016	27,373	(147,877)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DTRTFB	EIF	GBF	GEM	GIG	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$293	16,926	100,203	22,956	38,225	60,118	7,948	13,962
Mortality and expense risk charges (note 3)	(66)	(4,942)	(24,840)	(5,523)	(15,153)	(19,964)	(2,000)	(10,746)

Net investment income (loss)	227	11,984	75,363	17,433	23,072	40,154	5,948	3,216

Realized gain (loss) on investments	39	12,898	(9,192)	8,415	(32,664)	6,607	5,977	15,330
Change in unrealized gain (loss) on investments	149	(45,186)	196,771	97,352	232,074	79,399	18,710	416,326

Net gain (loss) on investments	188	(32,288)	187,579	105,767	199,410	86,006	24,687	431,656

Reinvested capital gains	-	42,631	-	-	-	310,839	257	142,347

Net increase (decrease) in contract owners’ equity resulting from operations	$415	22,327	262,942	123,200	222,482	436,999	30,892	577,219

Investment Activity:	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM
Reinvested dividends	$12,448	18,994	10,865	790	83,844	4,359	259	3,925
Mortality and expense risk charges (note 3)	(3,742)	(13,093)	(24,238)	(3,839)	(21,716)	(10,660)	(1,442)	(11,632)

Net investment income (loss)	8,706	5,901	(13,373)	(3,049)	62,128	(6,301)	(1,183)	(7,707)

Realized gain (loss) on investments	(7,073)	123,828	147,177	(7,832)	153,468	(5,206)	2,735	7,912
Change in unrealized gain (loss) on investments	16,835	790,138	150,827	34,724	445,938	124,299	11,600	89,520

Net gain (loss) on investments	9,762	913,966	298,004	26,892	599,406	119,093	14,335	97,432

Reinvested capital gains	76,858	248,731	309,292	16,782	90,318	128,476	2,466	162,045

Net increase (decrease) in contract owners’ equity resulting from operations	$95,326	1,168,598	593,923	40,625	751,852	241,268	15,618	251,770

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVIX2	HIBF	IDPG	MCIF	MSBF	NCPGI	NVAMV1	NVAMVX
Reinvested dividends	$15,398	58,516	1	63,708	32,087	-	85,440	22,109
Mortality and expense risk charges (note 3)	(3,183)	(4,601)	(4)	(28,124)	(6,085)	-	(25,986)	(2,243)

Net investment income (loss)	12,215	53,915	(3)	35,584	26,002	-	59,454	19,866

Realized gain (loss) on investments	(675)	(12,846)	(22)	(133,358)	(99,091)	-	(333,240)	1,878
Change in unrealized gain (loss) on investments	17,150	14,779	34	494,292	22,708	3	72,888	259,680

Net gain (loss) on investments	16,475	1,933	12	360,934	(76,383)	3	(260,352)	261,558

Reinvested capital gains	18,614	-	8	269,860	-	-	138,348	-

Net increase (decrease) in contract owners’ equity resulting from operations	$47,304	55,848	17	666,378	(50,381)	3	(62,550)	281,424

Investment Activity:	NVBX	NVCBD1	NVCCA1	NVCCN1	NVCMA1	NVCMC1	NVCMD1	NVCRA1
Reinvested dividends	$5,961	18,380	6,350	188	5,984	713	8,377	2,811
Mortality and expense risk charges (note 3)	(1,590)	(5,059)	(3,411)	(192)	(3,207)	(677)	(4,731)	(1,549)

Net investment income (loss)	4,371	13,321	2,939	(4)	2,777	36	3,646	1,262

Realized gain (loss) on investments	3,311	13,388	(15,063)	2,076	(71,459)	(1,790)	(4,282)	(12,620)
Change in unrealized gain (loss) on investments	10,398	14,935	57,158	2,874	107,281	10,975	71,738	37,976

Net gain (loss) on investments	13,709	28,323	42,095	4,950	35,822	9,185	67,456	25,356

Reinvested capital gains	-	1,708	24,847	184	11,864	899	28,099	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,080	43,352	69,881	5,130	50,463	10,120	99,201	26,618

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCRB1	NVDBL2	NVDCA2	NVDCAP	NVFIII	NVGEII	NVIDMP	NVIX
Reinvested dividends	$2,973	619	241	-	677	14	-	10,425
Mortality and expense risk charges (note 3)	(2,210)	(951)	(762)	(164)	(211)	(4)	(269)	(2,038)

Net investment income (loss)	763	(332)	(521)	(164)	466	10	(269)	8,387

Realized gain (loss) on investments	(270)	(915)	(91)	(2)	199	1	3,505	2,949
Change in unrealized gain (loss) on investments	32,281	30,514	8,491	13,626	1,364	142	16,057	10,896

Net gain (loss) on investments	32,011	29,599	8,400	13,624	1,563	143	19,562	13,845

Reinvested capital gains	6,046	13,658	7,799	-	105	-	-	11,997

Net increase (decrease) in contract owners’ equity resulting from operations	$38,820	42,925	15,678	13,460	2,134	153	19,293	34,229

Investment Activity:	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV2	NVNMO1	NVNSR1
Reinvested dividends	$3,211	42,333	-	-	-	361,830	57,385	1,071
Mortality and expense risk charges (note 3)	(580)	(23,134)	(335)	(11,141)	(182,525)	(90,758)	(68,386)	(663)

Net investment income (loss)	2,631	19,199	(335)	(11,141)	(182,525)	271,072	(11,001)	408

Realized gain (loss) on investments	7,335	(77,845)	802	(178,143)	424,238	(609,853)	343,842	(9,453)
Change in unrealized gain (loss) on investments	(1,298)	584,854	48,960	(424,824)	12,845,638	(185,634)	198,331	16,485

Net gain (loss) on investments	6,037	507,009	49,762	(602,967)	13,269,876	(795,487)	542,173	7,032

Reinvested capital gains	-	1,321,939	-	1,265,849	4,950,149	-	1,170,923	9,030

Net increase (decrease) in contract owners’ equity resulting from operations	$8,668	1,848,147	49,427	651,741	18,037,500	(524,415)	1,702,095	16,470

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVOLG1	NVRE1	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCGF
Reinvested dividends	$993,481	91,838	3,162	3,870	701	35,622	2,907	-
Mortality and expense risk charges (note 3)	(366,813)	(29,957)	(1,620)	(853)	(299)	(84,254)	(71,608)	(8,235)

Net investment income (loss)	626,668	61,881	1,542	3,017	402	(48,632)	(68,701)	(8,235)

Realized gain (loss) on investments	218,414	(155,461)	(20,751)	(1,480)	(3,086)	-	203,029	(60,362)
Change in unrealized gain (loss) on investments	4,454,702	(417,218)	79,299	(23)	5,210	-	2,474,281	527,845

Net gain (loss) on investments	4,673,116	(572,679)	58,548	(1,503)	2,124	-	2,677,310	467,483

Reinvested capital gains	7,576,164	29,417	15,041	-	-	-	613,830	273,579

Net increase (decrease) in contract owners’ equity resulting from operations	$12,875,948	(481,381)	75,131	1,514	2,526	(48,632)	3,222,439	732,827

Investment Activity:	SCVF	TRF	AMCG	AMINS	AMMCGS	AMRS	AMSRS	AMTB
Reinvested dividends	$2,089	638,585	-	121	-	48	24,386	38,048
Mortality and expense risk charges (note 3)	(13,224)	(303,272)	(6,844)	-	(636)	-	(8,693)	(7,007)

Net investment income (loss)	(11,135)	335,313	(6,844)	121	(636)	48	15,693	31,041

Realized gain (loss) on investments	(221,425)	2,388,537	32,388	79	20,982	175	30,061	(3,608)
Change in unrealized gain (loss) on investments	337,547	(1,498,945)	582,836	1,645	16,711	(1,372)	548,236	18,958

Net gain (loss) on investments	116,122	889,592	615,224	1,724	37,693	(1,197)	578,297	15,350

Reinvested capital gains	13,999	4,067,739	100,721	1,227	6,688	-	167,507	-

Net increase (decrease) in contract owners’ equity resulting from operations	$118,986	5,292,644	709,101	3,072	43,745	(1,149)	761,497	46,391

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NOTB3	NOTG3	NOTMG3	PMVAAA	PMVFBA	PMVLDA	PMVRSA	PMVTRA
Reinvested dividends	$219	45	1	10,571	6,104	17,385	679	11,605
Mortality and expense risk charges (note 3)	(51)	(11)	-	(1,054)	(650)	(5,314)	(57)	(2,834)

Net investment income (loss)	168	34	1	9,517	5,454	12,071	622	8,771

Realized gain (loss) on investments	(21)	(1)	-	71	(506)	(3,948)	(37)	3,016
Change in unrealized gain (loss) on investments	226	67	3	7,628	5,075	29,400	1,260	22,962

Net gain (loss) on investments	205	66	3	7,699	4,569	25,452	1,223	25,978

Reinvested capital gains	141	-	-	-	-	-	-	6,423

Net increase (decrease) in contract owners’ equity resulting from operations	$514	100	4	17,216	10,023	37,523	1,845	41,172

Investment Activity:	PVEIB	PVGOB	PVTIGB	TRHS2	TRLT2	VWBF	VWEM	VWHA
Reinvested dividends	$6,432	588	3,734	-	790	47,190	63,422	19,623
Mortality and expense risk charges (note 3)	(1,966)	(8,412)	(1,000)	(23,036)	-	(3,755)	(15,632)	(10,487)

Net investment income (loss)	4,466	(7,824)	2,734	(23,036)	790	43,435	47,790	9,136

Realized gain (loss) on investments	(8,229)	112,305	(3,579)	277,565	7	(15,503)	65,162	(294,542)
Change in unrealized gain (loss) on investments	(1,088)	328,069	26,766	592,054	1,341	24,455	264,059	699,037

Net gain (loss) on investments	(9,317)	440,374	23,187	869,619	1,348	8,952	329,221	404,495

Reinvested capital gains	25,899	83,106	-	306,942	-	-	95,258	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,048	515,656	25,921	1,153,525	2,138	52,387	472,269	413,631

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VRVDRI	SVDF	SVOF	WFVSCG	IVKMG1	GVDIVI	NVMLV1	NVLCAP
Reinvested dividends	$45	-	6,002	-	-	31,363	18,542	610
Mortality and expense risk charges (note 3)	(54)	(5,624)	(9,943)	(2,410)	(382)	(1,303)	(3,881)	(648)

Net investment income (loss)	(9)	(5,624)	(3,941)	(2,410)	(382)	30,060	14,661	(38)

Realized gain (loss) on investments	(6,173)	10,724	66,373	(32,102)	(84,644)	(236,616)	(1,002,764)	(233)
Change in unrealized gain (loss) on investments	1,904	367,078	103,002	250,045	(3,141)	114,508	328,757	(8,015)

Net gain (loss) on investments	(4,269)	377,802	169,375	217,943	(87,785)	(122,108)	(674,007)	(8,248)

Reinvested capital gains	69	73,272	103,770	25,900	71,677	-	494,720	2,174

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,209)	445,450	269,204	241,433	(16,490)	(92,048)	(164,626)	(6,112)

Investment Activity:	NVLMP
Reinvested dividends	$1,353
Mortality and expense risk charges (note 3)	(1,016)

Net investment income (loss)	337

Realized gain (loss) on investments	(20,300)
Change in unrealized gain (loss) on investments	1,305

Net gain (loss) on investments	(18,995)

Reinvested capital gains	14,700

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,958)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVDAA		ALVGIA		ALVSVA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,526,391	5,736,359	2	3	3,877	3,207	3,980	966
Realized gain (loss) on investments	14,143,652	13,628,549	-	(2)	(7,072)	5,484	(47,433)	(19,542)
Change in unrealized gain (loss) on investments	60,277,713	66,390,343	9	27	(12,918)	32,160	36,436	81,125
Reinvested capital gains	42,152,339	62,042,241	-	-	18,845	43,129	33,371	93,721

Net increase (decrease) in contract owners’ equity resulting from operations	120,100,095	147,797,492	11	28	2,732	83,980	26,354	156,270

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	21,092,153	18,307,571	90	30	8,210	8,661	25,562	90,854
Transfers between funds	(156)	-	-	-	(11,979)	22,774	(14,178)	(40,970)
Surrenders (notes 2, 3, 4, 5 and 6)	(67,810,883)	(72,298,727)	(79)	76	(37,415)	(34,292)	(76,019)	(147,817)
Adjustments to maintain reserves	67,371	56,381	(11)	11	30	(15)	25	12

Net equity transactions	(46,651,515)	(53,934,775)	-	117	(41,154)	(2,872)	(64,610)	(97,921)

Net change in contract owners’ equity	73,448,580	93,862,717	11	145	(38,422)	81,108	(38,256)	58,349
Contract owners’ equity at beginning of period	653,332,517	559,469,800	257	112	438,991	357,883	900,690	842,341

Contract owners’ equity at end of period	$726,781,097	653,332,517	268	257	400,569	438,991	862,434	900,690

CHANGE IN UNITS:
Beginning units	16,511,829	17,900,376	18	9	11,184	11,311	18,146	20,368
Units purchased	1,904,115	1,614,281	22	16	327	1,434	1,519	1,447
Units surrendered	(2,747,804)	(3,002,828)	(22)	(7)	(1,526)	(1,561)	(2,813)	(3,669)

Ending units	15,668,140	16,511,829	18	18	9,985	11,184	16,852	18,146

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVB		ACVCA		ACVI		ACVIG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$27,758	47,564	(8,532)	(9,635)	812	2,344	24,003	26,577
Realized gain (loss) on investments	51,544	22,038	23,792	296	10,601	5,181	4,626	9,656
Change in unrealized gain (loss) on investments	337,020	739,274	394,879	185,694	89,208	67,722	61,892	160,620
Reinvested capital gains	189,429	121,093	154,309	252,811	6,194	20,210	82,693	137,048

Net increase (decrease) in contract owners’ equity resulting from operations	605,751	929,969	564,448	429,166	106,815	95,457	173,214	333,901

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	96,858	99,105	7,527	11,782	3,352	3,869	57,710	49,216
Transfers between funds	65,308	11,439	(2,478)	(10,791)	222,516	591	(121,420)	137,915
Surrenders (notes 2, 3, 4, 5 and 6)	(771,539)	(444,534)	(173,164)	(214,481)	(39,902)	(17,790)	(192,015)	(179,442)
Adjustments to maintain reserves	15	(59)	6,522	4,067	4,982	4,570	(11)	33

Net equity transactions	(609,358)	(334,049)	(161,593)	(209,423)	190,948	(8,760)	(255,736)	7,722

Net change in contract owners’ equity	(3,607)	595,920	402,855	219,743	297,763	86,697	(82,522)	341,623
Contract owners’ equity at beginning of period	5,580,785	4,984,865	1,501,748	1,282,005	446,208	359,511	1,762,527	1,420,904

Contract owners’ equity at end of period	$5,577,178	5,580,785	1,904,603	1,501,748	743,971	446,208	1,680,005	1,762,527

CHANGE IN UNITS:
Beginning units	154,992	162,951	43,716	52,029	15,473	15,888	54,791	54,209
Units purchased	3,459	4,468	892	760	12,721	229	2,426	7,138
Units surrendered	(15,687)	(12,427)	(7,045)	(9,073)	(1,736)	(644)	(10,236)	(6,556)

Ending units	142,764	154,992	37,563	43,716	26,458	15,473	46,981	54,791

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIP2		ACVMV1		ACVU1		BRVHYI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,587	16,914	16,392	34,139	(7,857)	(8,913)	27,753	7,994
Realized gain (loss) on investments	13,874	(39,812)	(7,807)	15,948	362,998	17,966	(14,570)	11
Change in unrealized gain (loss) on investments	36,780	100,300	(42,420)	254,152	(122,288)	143,372	4,203	13,718
Reinvested capital gains	-	-	-	236,130	3,036	90,260	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,241	77,402	(33,835)	540,369	235,889	242,685	17,386	21,723

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	32,262	33,782	29,228	34,401	102,194	-	21,892	2,721
Transfers between funds	(105,202)	(255,238)	(655,352)	(157,490)	(1,064,655)	(140,308)	449,361	137,560
Surrenders (notes 2, 3, 4, 5 and 6)	(69,149)	(244,354)	(129,006)	(276,086)	(106,326)	153,888	(27,382)	(8,571)
Adjustments to maintain reserves	30	(36)	16	9	26	(19)	1,769	(8)

Net equity transactions	(142,059)	(465,846)	(755,114)	(399,166)	(1,068,761)	13,561	445,640	131,702

Net change in contract owners’ equity	(86,818)	(388,444)	(788,949)	141,203	(832,872)	256,246	463,026	153,425
Contract owners’ equity at beginning of period	601,513	989,957	2,189,116	2,047,913	1,015,024	758,778	212,452	59,027

Contract owners’ equity at end of period	$514,695	601,513	1,400,167	2,189,116	182,152	1,015,024	675,478	212,452

CHANGE IN UNITS:
Beginning units	36,595	64,811	56,551	68,042	28,843	28,727	18,555	5,916
Units purchased	3,891	4,896	1,325	1,672	330	5,586	39,371	13,774
Units surrendered	(11,785)	(33,112)	(21,942)	(13,163)	(25,715)	(5,470)	(2,657)	(1,135)

Ending units	28,701	36,595	35,934	56,551	3,458	28,843	55,269	18,555

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MLVGA2		DCAP		DGI		DSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$11,151	11,454	16,050	30,756	4,704	8,870	329	(1,695)
Realized gain (loss) on investments	12,853	(19,847)	(33,322)	(10,272)	45,161	101,576	(42,475)	(6,481)
Change in unrealized gain (loss) on investments	203,246	236,052	635,787	789,071	186,924	91,996	80,819	9,445
Reinvested capital gains	90,746	61,263	375,018	472,895	110,769	162,508	-	55,337

Net increase (decrease) in contract owners’ equity resulting from operations	317,996	288,922	993,533	1,282,450	347,558	364,950	38,673	56,606

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	78,660	63,068	111,846	112,961	34,208	38,462	9,944	12,443
Transfers between funds	(173,254)	(16,039)	(101,766)	(23,509)	(4,278)	(71,503)	(56,050)	13,268
Surrenders (notes 2, 3, 4, 5 and 6)	(168,018)	(221,475)	(569,132)	(357,067)	(130,030)	(163,291)	(14,586)	(27,137)
Adjustments to maintain reserves	1	1	88	36	27	(18)	(23)	19

Net equity transactions	(262,611)	(174,445)	(558,964)	(267,579)	(100,073)	(196,350)	(60,715)	(1,407)

Net change in contract owners’ equity	55,385	114,477	434,569	1,014,871	247,485	168,600	(22,042)	55,199
Contract owners’ equity at beginning of period	1,871,842	1,757,365	4,745,452	3,730,581	1,550,484	1,381,884	313,524	258,325

Contract owners’ equity at end of period	$1,927,227	1,871,842	5,180,021	4,745,452	1,797,969	1,550,484	291,482	313,524

CHANGE IN UNITS:
Beginning units	93,183	102,683	110,653	118,233	37,988	44,464	10,752	10,737
Units purchased	5,314	6,107	4,356	4,405	2,537	2,331	545	2,049
Units surrendered	(18,764)	(15,607)	(17,080)	(11,985)	(5,436)	(8,807)	(2,870)	(2,034)

Ending units	79,733	93,183	97,929	110,653	35,089	37,988	8,427	10,752

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSIF		DSRG		DVSCS		DWVSVS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$508,737	557,401	46,035	67,965	10,267	12,839	1,372	969
Realized gain (loss) on investments	3,135,013	3,260,860	228,027	177,031	(40,966)	78,000	(44,363)	(5,277)
Change in unrealized gain (loss) on investments	1,188,425	5,836,713	1,480,604	1,644,264	89,130	183,104	(6,792)	54,423
Reinvested capital gains	2,896,009	2,290,149	99,081	240,210	112,458	254,733	14,977	28,410

Net increase (decrease) in contract owners’ equity resulting from operations	7,728,184	11,945,123	1,853,747	2,129,470	170,889	528,676	(34,806)	78,525

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,085,483	1,095,921	255,337	250,016	33,925	114,123	1,815	2,443
Transfers between funds	(730,935)	(1,323,360)	9,497	(21,719)	(87,819)	(747,265)	(30,115)	11,169
Surrenders (notes 2, 3, 4, 5 and 6)	(4,332,407)	(4,360,718)	(659,228)	(659,908)	(152,874)	(393,604)	(30,462)	(13,385)
Adjustments to maintain reserves	3,906	4,958	294	219	43	13	9	-

Net equity transactions	(3,973,953)	(4,583,199)	(394,100)	(431,392)	(206,725)	(1,026,733)	(58,753)	227

Net change in contract owners’ equity	3,754,231	7,361,924	1,459,647	1,698,078	(35,836)	(498,057)	(93,559)	78,752
Contract owners’ equity at beginning of period	48,346,728	40,984,804	8,207,582	6,509,504	2,234,991	2,733,048	372,107	293,355

Contract owners’ equity at end of period	$52,100,959	48,346,728	9,667,229	8,207,582	2,199,155	2,234,991	278,548	372,107

CHANGE IN UNITS:
Beginning units	606,380	669,994	125,019	132,225	54,408	82,256	20,316	20,350
Units purchased	22,962	24,567	13,464	9,016	1,845	2,511	406	891
Units surrendered	(81,339)	(88,181)	(14,544)	(16,222)	(7,733)	(30,359)	(5,097)	(925)

Ending units	548,003	606,380	123,939	125,019	48,520	54,408	15,625	20,316

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVGMI		DFVIPS		DSGIBA		FQB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$478	509	1,607	2,591	14,515	3,543	21,887	26,553
Realized gain (loss) on investments	4	(11)	1,946	44	(3,880)	(1,846)	(1,374)	(12,824)
Change in unrealized gain (loss) on investments	4,683	3,692	21,526	14,839	21,222	41,959	51,158	74,474
Reinvested capital gains	699	213	1,516	-	12,743	155	2,999	42

Net increase (decrease) in contract owners’ equity resulting from operations	5,864	4,403	26,595	17,474	44,600	43,811	74,670	88,245

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	28,232	806	1,969	1,997	4,059	3,487	19,406	23,940
Transfers between funds	(38)	-	19,922	-	34,293	413,229	736,813	69,685
Surrenders (notes 2, 3, 4, 5 and 6)	(1,081)	(1,010)	(2,484)	(2,901)	(8,254)	(6,210)	(93,114)	(171,968)
Adjustments to maintain reserves	(4)	2	2	(6)	3	(6)	29	(19)

Net equity transactions	27,109	(202)	19,409	(910)	30,101	410,500	663,134	(78,362)

Net change in contract owners’ equity	32,973	4,201	46,004	16,564	74,701	454,311	737,804	9,883
Contract owners’ equity at beginning of period	29,370	25,169	237,559	220,995	569,890	115,579	1,030,607	1,020,724

Contract owners’ equity at end of period	$62,343	29,370	283,563	237,559	644,591	569,890	1,768,411	1,030,607

CHANGE IN UNITS:
Beginning units	2,480	2,498	21,935	22,021	43,136	10,462	52,411	56,401
Units purchased	2,369	74	1,866	190	3,734	33,338	41,282	7,459
Units surrendered	(95)	(92)	(247)	(276)	(1,579)	(664)	(7,055)	(11,449)

Ending units	4,754	2,480	23,554	21,935	45,291	43,136	86,638	52,411

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVU2		FAMP		FCS		FEIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,295	888	94,889	119,306	(2,726)	4	449,806	538,764
Realized gain (loss) on investments	(32)	(28)	279,354	2,046	10,195	15	915,291	(267,685)
Change in unrealized gain (loss) on investments	(681)	9,534	831,557	1,050,466	198,125	909	(988,212)	5,961,453
Reinvested capital gains	-	-	130,890	414,029	3,107	-	1,607,548	2,324,708

Net increase (decrease) in contract owners’ equity resulting from operations	582	10,394	1,336,690	1,585,847	208,701	928	1,984,433	8,557,240

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,321	4,239	317,746	327,424	94,380	1,395	991,483	1,074,913
Transfers between funds	9,918	-	(76,913)	(17,526)	753,100	23,778	(3,294)	98,506
Surrenders (notes 2, 3, 4, 5 and 6)	1,310	(944)	(957,984)	(1,009,325)	(11,324)	334	(3,066,586)	(3,801,278)
Adjustments to maintain reserves	3	(6)	846	856	19	(4)	2,233	7,865

Net equity transactions	15,552	3,289	(716,305)	(698,571)	836,175	25,503	(2,076,164)	(2,619,994)

Net change in contract owners’ equity	16,134	13,683	620,385	887,276	1,044,876	26,431	(91,731)	5,937,246
Contract owners’ equity at beginning of period	64,793	51,110	10,221,231	9,333,955	26,431	-	38,852,436	32,915,190

Contract owners’ equity at end of period	$80,927	64,793	10,841,616	10,221,231	1,071,307	26,431	38,760,705	38,852,436

CHANGE IN UNITS:
Beginning units	5,959	5,622	209,936	224,776	2,386	-	390,019	417,741
Units purchased	1,805	764	9,548	12,204	73,393	2,423	18,072	24,872
Units surrendered	(354)	(427)	(32,778)	(27,044)	(1,259)	(37)	(47,724)	(52,594)

Ending units	7,410	5,959	186,706	209,936	74,520	2,386	360,367	390,019

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEMS		FF10S		FF20S		FF30S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$931	1,816	3,010	5,918	6,753	16,058	8,350	16,406
Realized gain (loss) on investments	(4,873)	171	4,298	8,023	29,138	46,113	40,967	54,347
Change in unrealized gain (loss) on investments	41,966	36,283	22,593	26,413	39,635	67,074	87,285	153,388
Reinvested capital gains	24,052	-	17,583	16,094	64,484	61,916	65,638	44,243

Net increase (decrease) in contract owners’ equity resulting from operations	62,076	38,270	47,484	56,448	140,010	191,161	202,240	268,384

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	14,462	8,350	4,145	3,923	33,644	38,800	104,154	38,878
Transfers between funds	66,498	39,523	25,401	12	(8,293)	44,457	(20,364)	28,897
Surrenders (notes 2, 3, 4, 5 and 6)	(18,345)	(7,958)	(26,876)	(35,517)	(179,537)	(209,712)	(75,227)	(166,067)
Adjustments to maintain reserves	2	(7)	8	(4)	2	(9)	33	(7)

Net equity transactions	62,617	39,908	2,678	(31,586)	(154,184)	(126,464)	8,596	(98,299)

Net change in contract owners’ equity	124,693	78,178	50,162	24,862	(14,174)	64,697	210,836	170,085
Contract owners’ equity at beginning of period	202,855	124,677	410,033	385,171	1,138,515	1,073,818	1,303,811	1,133,726

Contract owners’ equity at end of period	$327,548	202,855	460,195	410,033	1,124,341	1,138,515	1,514,647	1,303,811

CHANGE IN UNITS:
Beginning units	18,993	15,018	18,832	20,411	47,862	53,908	49,805	53,527
Units purchased	5,479	4,826	1,439	762	2,893	5,082	6,347	3,721
Units surrendered	(976)	(851)	(1,370)	(2,341)	(9,285)	(11,128)	(6,275)	(7,443)

Ending units	23,496	18,993	18,901	18,832	41,470	47,862	49,877	49,805

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGP		FHIP		FIGBS		FMCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(401,883)	(201,446)	318,524	344,732	44,734	47,150	3,209	16,970
Realized gain (loss) on investments	7,698,872	3,513,236	(70,306)	(46,346)	38,732	(6,013)	(65,023)	11,276
Change in unrealized gain (loss) on investments	16,820,572	12,799,921	(109,612)	699,811	131,005	141,707	944,308	516,352
Reinvested capital gains	8,205,517	4,381,277	-	-	869	-	-	658,190

Net increase (decrease) in contract owners’ equity resulting from operations	32,323,078	20,492,988	138,606	998,197	215,340	182,844	882,494	1,202,788

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,944,440	1,770,351	269,698	300,361	36,753	41,050	152,447	225,927
Transfers between funds	(2,788,533)	924,813	(20,601)	(505)	537,383	156,054	(14,316)	(286,947)
Surrenders (notes 2, 3, 4, 5 and 6)	(8,268,736)	(6,521,271)	(661,337)	(723,368)	(265,779)	(202,953)	(666,767)	(731,229)
Adjustments to maintain reserves	13,013	9,495	78	866	3	7	10	19

Net equity transactions	(9,099,816)	(3,816,612)	(412,162)	(422,646)	308,360	(5,842)	(528,626)	(792,230)

Net change in contract owners’ equity	23,223,262	16,676,376	(273,556)	575,551	523,700	177,002	353,868	410,558
Contract owners’ equity at beginning of period	79,192,941	62,516,565	7,595,846	7,020,295	2,209,131	2,032,129	5,901,648	5,491,090

Contract owners’ equity at end of period	$102,416,203	79,192,941	7,322,290	7,595,846	2,732,831	2,209,131	6,255,516	5,901,648

CHANGE IN UNITS:
Beginning units	691,597	692,945	141,469	149,247	120,310	120,824	104,795	119,729
Units purchased	21,626	59,639	9,300	9,457	30,172	14,114	5,113	5,090
Units surrendered	(170,872)	(60,987)	(18,672)	(17,235)	(13,481)	(14,628)	(15,393)	(20,024)

Ending units	542,351	691,597	132,097	141,469	137,001	120,310	94,515	104,795

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FNRS2		FOP		FOS		FRESS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,619	13,484	(243)	53,033	(6,787)	45,346	995	1,063
Realized gain (loss) on investments	(105,437)	(85,969)	45,559	17,753	33,556	8,649	(9,752)	1,048
Change in unrealized gain (loss) on investments	(244,154)	160,349	552,202	776,811	563,572	719,682	2,009	50
Reinvested capital gains	-	698	19,172	151,329	18,313	130,771	1,673	448

Net increase (decrease) in contract owners’ equity resulting from operations	(335,972)	88,562	616,690	998,926	608,654	904,448	(5,075)	2,609

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	71,765	74,276	3,437	3,893	214,016	238,227	6,625	2,320
Transfers between funds	15,490	(48,621)	(31,946)	(38,081)	217,465	255,904	12,827	40,537
Surrenders (notes 2, 3, 4, 5 and 6)	(95,390)	(124,143)	(303,083)	(327,363)	(455,277)	(378,947)	(2,508)	(1,410)
Adjustments to maintain reserves	1	-	860	935	32	4	(3)	(5)

Net equity transactions	(8,134)	(98,488)	(330,732)	(360,616)	(23,764)	115,188	16,941	41,442

Net change in contract owners’ equity	(344,106)	(9,926)	285,958	638,310	584,890	1,019,636	11,866	44,051
Contract owners’ equity at beginning of period	1,019,156	1,029,082	4,462,671	3,824,361	4,294,084	3,274,448	57,303	13,252

Contract owners’ equity at end of period	$675,050	1,019,156	4,748,629	4,462,671	4,878,974	4,294,084	69,169	57,303

CHANGE IN UNITS:
Beginning units	65,125	71,950	113,238	125,498	347,031	336,116	4,895	1,385
Units purchased	11,808	7,649	951	951	48,090	64,129	2,461	3,695
Units surrendered	(12,424)	(14,474)	(8,687)	(13,211)	(52,000)	(53,214)	(1,002)	(185)

Ending units	64,509	65,125	105,502	113,238	343,121	347,031	6,354	4,895

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS		FTVDM2		FTVFA2		FTVGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,102	6,219	16,597	3,649	1,734	6,464	97,681	131,556
Realized gain (loss) on investments	(25,092)	(10,732)	74,416	12,485	(16,843)	(3,446)	(120,897)	(57,042)
Change in unrealized gain (loss) on investments	60,640	124,982	(30,212)	135,608	(15,005)	19,818	(51,411)	(46,217)
Reinvested capital gains	33,124	56,405	11,854	-	49,111	13,925	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,774	176,874	72,655	151,742	18,997	36,761	(74,627)	28,297

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	70,616	15,838	17,497	13,347	10,368	11,257	40,498	59,986
Transfers between funds	51,363	12,835	308,488	(20,173)	14,431	(132)	(18,972)	(131,839)
Surrenders (notes 2, 3, 4, 5 and 6)	(59,573)	(50,670)	(552,984)	(47,368)	(47,841)	(32,267)	(559,277)	(173,806)
Adjustments to maintain reserves	(41)	37	(2)	11	(6)	5	4	2

Net equity transactions	62,365	(21,960)	(227,001)	(54,183)	(23,048)	(21,137)	(537,747)	(245,657)

Net change in contract owners’ equity	135,139	154,914	(154,346)	97,559	(4,051)	15,624	(612,374)	(217,360)
Contract owners’ equity at beginning of period	688,068	533,154	714,807	617,248	211,274	195,650	1,774,820	1,992,180

Contract owners’ equity at end of period	$823,207	688,068	560,461	714,807	207,223	211,274	1,162,446	1,774,820

CHANGE IN UNITS:
Beginning units	20,422	21,138	55,113	60,005	12,621	13,925	173,186	197,270
Units purchased	4,949	1,445	2,514	2,672	1,441	739	7,703	8,021
Units surrendered	(2,602)	(2,161)	(20,574)	(7,564)	(2,899)	(2,043)	(60,691)	(32,105)

Ending units	22,769	20,422	37,053	55,113	11,163	12,621	120,198	173,186

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVIS2		FTVRDI		FTVSVI		TIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$66,702	65,260	40,167	40,676	24,016	18,715	1,136	711
Realized gain (loss) on investments	(27,135)	(9,459)	(33,757)	(9,394)	(165,394)	(74,041)	(67)	3,729
Change in unrealized gain (loss) on investments	(47,565)	111,475	366,699	402,837	108,768	220,115	(1,872)	670
Reinvested capital gains	1,030	21,707	201,919	605,478	120,265	376,411	-	470

Net increase (decrease) in contract owners’ equity resulting from operations	(6,968)	188,983	575,028	1,039,597	87,655	541,200	(803)	5,580

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	56,635	64,180	75,317	82,713	40,134	44,485	-	-
Transfers between funds	(40,741)	(6,894)	(160,718)	(45,870)	60,777	(72,188)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(131,631)	(111,270)	(458,703)	(547,114)	(149,770)	(405,777)	(1,309)	(13,019)
Adjustments to maintain reserves	15	(7)	41	(11)	5	39	(19)	6

Net equity transactions	(115,722)	(53,991)	(544,063)	(510,282)	(48,854)	(433,441)	(1,328)	(13,013)

Net change in contract owners’ equity	(122,690)	134,992	30,965	529,315	38,801	107,759	(2,131)	(7,433)
Contract owners’ equity at beginning of period	1,374,053	1,239,061	4,383,042	3,853,727	2,334,779	2,227,020	43,011	50,444

Contract owners’ equity at end of period	$1,251,363	1,374,053	4,414,007	4,383,042	2,373,580	2,334,779	40,880	43,011

CHANGE IN UNITS:
Beginning units	66,232	68,998	98,970	112,291	46,596	56,071	1,613	2,128
Units purchased	3,828	4,869	2,574	3,186	3,406	1,997	-	-
Units surrendered	(9,760)	(7,635)	(15,352)	(16,507)	(4,856)	(11,472)	(58)	(515)

Ending units	60,300	66,232	86,192	98,970	45,146	46,596	1,555	1,613

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TIF2		GVGMNS		GVMSAS		RVARS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,223	14,332	(116)	371	102	-	600	930
Realized gain (loss) on investments	(20,770)	(78,536)	56	121	5	-	610	(49)
Change in unrealized gain (loss) on investments	(7,059)	138,815	872	2,099	572	-	2,591	1,353
Reinvested capital gains	-	11,429	598	1,772	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,606)	86,040	1,410	4,363	679	-	3,801	2,234

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	13,900	23,567	766	1,273	-	-	797	929
Transfers between funds	(189,875)	(329,151)	-	-	6,197	-	(9,174)	20,142
Surrenders (notes 2, 3, 4, 5 and 6)	(47,789)	(71,286)	(2,180)	(2,012)	(83)	-	(2,024)	(5,471)
Adjustments to maintain reserves	19	(11)	6	(8)	3	-	6	(5)

Net equity transactions	(223,745)	(376,881)	(1,408)	(747)	6,117	-	(10,395)	15,595

Net change in contract owners’ equity	(238,351)	(290,841)	2	3,616	6,796	-	(6,594)	17,829
Contract owners’ equity at beginning of period	754,210	1,045,051	42,547	38,931	-	-	70,946	53,117

Contract owners’ equity at end of period	$515,859	754,210	42,549	42,547	6,796	-	64,352	70,946

CHANGE IN UNITS:
Beginning units	79,633	123,707	3,068	3,125	-	-	6,699	5,241
Units purchased	3,701	4,179	58	98	633	-	76	2,103
Units surrendered	(28,052)	(48,253)	(164)	(155)	(8)	-	(1,087)	(645)

Ending units	55,282	79,633	2,962	3,068	625	-	5,688	6,699

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACEG		AVBVI		AVMCCI		IVBRA1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(950)	(933)	17	9	80	(4)	24,494	(1,583)
Realized gain (loss) on investments	(85)	(1,392)	(328)	(160)	(1,605)	(26)	(3,436)	(3,710)
Change in unrealized gain (loss) on investments	84,033	38,053	550	261	1,927	264	(6,589)	47,205
Reinvested capital gains	23,140	32,091	193	840	5,568	241	16,861	-

Net increase (decrease) in contract owners’ equity resulting from operations	106,138	67,819	432	950	5,970	475	31,330	41,912

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,202	1,500	229	458	20,272	45	208,589	358,313
Transfers between funds	98,217	(253)	477	60	5,626	3	(5,439)	(22)
Surrenders (notes 2, 3, 4, 5 and 6)	(13,014)	(17,809)	(137)	(124)	(406)	(190)	(206,505)	(366,489)
Adjustments to maintain reserves	40	(41)	24	(16)	8	(9)	3	(6)

Net equity transactions	87,445	(16,603)	593	378	25,500	(151)	(3,352)	(8,204)

Net change in contract owners’ equity	193,583	51,216	1,025	1,328	31,470	324	27,978	33,708
Contract owners’ equity at beginning of period	243,820	192,604	4,251	2,923	2,316	1,992	330,162	296,454

Contract owners’ equity at end of period	$437,403	243,820	5,276	4,251	33,786	2,316	358,140	330,162

CHANGE IN UNITS:
Beginning units	9,418	10,144	147	132	130	139	25,929	26,687
Units purchased	3,331	357	31	20	1,639	3	3,548	2,089
Units surrendered	(820)	(1,083)	(5)	(5)	(45)	(12)	(3,845)	(2,847)

Ending units	11,929	9,418	173	147	1,724	130	25,632	25,929

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVAG		OVB		OVGI		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(9,446)	(7,894)	77,072	81,928	9,841	8,050	41,360	81,590
Realized gain (loss) on investments	9,104	13,919	207,142	10,070	(33,751)	(31,145)	130,740	355,887
Change in unrealized gain (loss) on investments	572,316	247,680	(21,928)	154,301	(835)	147,475	4,586,403	2,170,909
Reinvested capital gains	115,284	174,263	-	-	95,136	210,875	785,033	2,963,453

Net increase (decrease) in contract owners’ equity resulting from operations	687,258	427,968	262,286	246,299	70,391	335,255	5,543,536	5,571,839

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	36,649	28,751	121,335	141,408	13,604	18,295	430,765	543,108
Transfers between funds	816,824	251	795,656	72,276	(68,854)	(33,646)	(223,270)	(257,717)
Surrenders (notes 2, 3, 4, 5 and 6)	(127,733)	(171,646)	(361,133)	(310,813)	(222,967)	(196,353)	(2,060,870)	(2,459,780)
Adjustments to maintain reserves	22	5	(236)	1,110	25	-	10,737	9,770

Net equity transactions	725,762	(142,639)	555,622	(96,019)	(278,192)	(211,704)	(1,842,638)	(2,164,619)

Net change in contract owners’ equity	1,413,020	285,329	817,908	150,280	(207,801)	123,551	3,700,898	3,407,220
Contract owners’ equity at beginning of period	1,424,032	1,138,703	2,974,342	2,824,062	1,239,435	1,115,884	22,159,620	18,752,400

Contract owners’ equity at end of period	$2,837,052	1,424,032	3,792,250	2,974,342	1,031,634	1,239,435	25,860,518	22,159,620

CHANGE IN UNITS:
Beginning units	85,026	93,540	117,060	118,667	45,429	53,848	236,817	264,280
Units purchased	46,109	9,941	60,550	14,831	1,230	2,316	7,778	8,235
Units surrendered	(8,307)	(18,455)	(17,196)	(16,438)	(13,439)	(10,735)	(26,490)	(35,698)

Ending units	122,828	85,026	160,414	117,060	33,220	45,429	218,105	236,817

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVIG		OVMS		OVSB		OVSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$824	1,009	81,416	84,514	8,816	6,205	946	(3,107)
Realized gain (loss) on investments	(3,305)	(253)	17,894	(10,135)	(2,923)	(1,356)	(11,652)	10,528
Change in unrealized gain (loss) on investments	46,864	39,743	471,957	609,619	(3,306)	13,297	131,022	125,173
Reinvested capital gains	2,949	9,965	120,217	78,364	-	-	12,212	97,133

Net increase (decrease) in contract owners’ equity resulting from operations	47,332	50,464	691,484	762,362	2,587	18,146	132,528	229,727

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,367	2,585	179,643	182,811	6,755	6,579	21,043	22,117
Transfers between funds	102,053	-	(16,909)	11,875	(14,239)	1,236	(127,877)	(12,286)
Surrenders (notes 2, 3, 4, 5 and 6)	(13,719)	(45,824)	(420,156)	(544,632)	(8,275)	(18,814)	(64,611)	(125,405)
Adjustments to maintain reserves	9	5	739	714	(7)	(12)	9	59

Net equity transactions	90,710	(43,234)	(256,683)	(349,232)	(15,766)	(11,011)	(171,436)	(115,515)

Net change in contract owners’ equity	138,042	7,230	434,801	413,130	(13,179)	7,135	(38,908)	114,212
Contract owners’ equity at beginning of period	211,792	204,562	5,066,362	4,653,232	186,600	179,465	1,048,740	934,528

Contract owners’ equity at end of period	$349,834	211,792	5,501,163	5,066,362	173,421	186,600	1,009,832	1,048,740
CHANGE IN UNITS:
Beginning units	18,080	22,342	114,742	122,805	15,689	16,659	20,008	22,444
Units purchased	7,198	586	7,841	9,644	880	1,055	670	741
Units surrendered	(570)	(4,848)	(14,449)	(17,707)	(2,350)	(2,025)	(4,534)	(3,177)

Ending units	24,708	18,080	108,134	114,742	14,219	15,689	16,144	20,008

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		WRHIP		WRMCG		JABS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$14,322	18,643	37,198	58,323	(3,531)	(2,878)	20,703	28,272
Realized gain (loss) on investments	(53,433)	(54,714)	(13,650)	(45,548)	(4,439)	923	60,459	273,882
Change in unrealized gain (loss) on investments	149,620	228,221	(3,512)	73,650	263,533	79,136	142,879	83,392
Reinvested capital gains	16,096	48,073	-	-	42,801	88,867	28,487	76,613

Net increase (decrease) in contract owners’ equity resulting from operations	126,605	240,223	20,036	86,425	298,364	166,048	252,528	462,159

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	40,767	48,312	8,817	11,240	83,462	7,387	97,385	38,977
Transfers between funds	(265,461)	(20,170)	87,120	(246,468)	132,219	25,143	311,839	(988,231)
Surrenders (notes 2, 3, 4, 5 and 6)	(81,677)	(210,512)	(99,591)	(397,702)	(40,121)	(139,214)	(243,016)	(233,313)
Adjustments to maintain reserves	(11)	111	10	(2)	8	5	37	(11)

Net equity transactions	(306,382)	(182,259)	(3,644)	(632,932)	175,568	(106,679)	166,245	(1,182,578)

Net change in contract owners’ equity	(179,777)	57,964	16,392	(546,507)	473,932	59,369	418,773	(720,419)
Contract owners’ equity at beginning of period	1,236,186	1,178,222	481,667	1,028,174	526,408	467,039	1,869,605	2,590,024

Contract owners’ equity at end of period	$1,056,409	1,236,186	498,059	481,667	1,000,340	526,408	2,288,378	1,869,605

CHANGE IN UNITS:
Beginning units	63,120	72,688	32,369	76,352	22,022	26,805	50,033	84,460
Units purchased	3,031	4,000	8,664	1,909	7,803	2,683	11,744	1,651
Units surrendered	(18,476)	(13,568)	(9,308)	(45,892)	(1,616)	(7,466)	(7,842)	(36,078)

Ending units	47,675	63,120	31,725	32,369	28,209	22,022	53,935	50,033

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JACAS		JAEI		JAGTS		JAIGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(16,234)	(21,350)	(1,406)	(1,029)	(24,112)	(3,084)	15,867	29,742
Realized gain (loss) on investments	143,771	85,742	6,162	11,355	702,007	564,270	(40,106)	(72,123)
Change in unrealized gain (loss) on investments	1,156,427	943,375	32,484	58,509	1,041,538	762,329	381,337	562,788
Reinvested capital gains	398,602	400,910	21,655	18,222	490,381	304,700	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,682,566	1,408,677	58,895	87,057	2,209,814	1,628,215	357,098	520,407

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	222,084	80,300	6,030	4,899	270,600	50,226	86,214	93,935
Transfers between funds	141,807	63,444	(17,884)	74,970	220,068	251,063	(29,544)	(38,310)
Surrenders (notes 2, 3, 4, 5 and 6)	(675,255)	(622,920)	(8,729)	(72,564)	(1,703,306)	(233,066)	(155,524)	(175,409)
Adjustments to maintain reserves	(17)	10	18	(9)	46	10	17	(16)

Net equity transactions	(311,381)	(479,166)	(20,565)	7,296	(1,212,592)	68,233	(98,837)	(119,800)

Net change in contract owners’ equity	1,371,185	929,511	38,330	94,353	997,222	1,696,448	258,261	400,607
Contract owners’ equity at beginning of period	4,911,284	3,981,773	322,667	228,314	5,231,848	3,535,400	2,460,380	2,059,773

Contract owners’ equity at end of period	$6,282,469	4,911,284	360,997	322,667	6,229,070	5,231,848	2,718,641	2,460,380

CHANGE IN UNITS:
Beginning units	148,037	163,732	20,863	19,897	237,118	231,044	154,193	162,736
Units purchased	8,731	7,739	2,178	6,498	13,889	29,502	9,648	13,833
Units surrendered	(19,977)	(23,434)	(3,408)	(5,532)	(61,579)	(23,428)	(16,400)	(22,376)

Ending units	136,791	148,037	19,633	20,863	189,428	237,118	147,441	154,193

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LOVTRC		MNDIC		MV2IGI		MVFIC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,078	3,319	(2,491)	(1,515)	479	1,140	34,636	56,964
Realized gain (loss) on investments	198	(237)	354	14,708	21,037	8,248	(42,568)	5,002
Change in unrealized gain (loss) on investments	4,770	8,606	163,320	19,405	(19,332)	71,904	(103,804)	637,150
Reinvested capital gains	3,134	-	45,046	50,295	32,671	30,351	137,131	152,162

Net increase (decrease) in contract owners’ equity resulting from operations	11,180	11,688	206,229	82,893	34,855	111,643	25,395	851,278

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	912	2,223	85,235	10,250	7,420	10,831	45,992	42,243
Transfers between funds	(1,217)	11,417	189,075	186,595	(26,611)	195,422	(198,528)	(16,343)
Surrenders (notes 2, 3, 4, 5 and 6)	(9,122)	(9,644)	(29,838)	(123,774)	(95,771)	(39,325)	(250,433)	(196,637)
Adjustments to maintain reserves	1	(7)	18	14	1	8	2	30

Net equity transactions	(9,426)	3,989	244,490	73,085	(114,961)	166,936	(402,967)	(170,707)

Net change in contract owners’ equity	1,754	15,677	450,719	155,978	(80,106)	278,579	(377,572)	680,571
Contract owners’ equity at beginning of period	169,036	153,359	347,577	191,599	445,089	166,510	3,662,631	2,982,060

Contract owners’ equity at end of period	$170,790	169,036	798,296	347,577	364,983	445,089	3,285,059	3,662,631

CHANGE IN UNITS:
Beginning units	15,363	15,033	14,108	10,971	23,834	12,541	79,839	84,027
Units purchased	81	1,242	9,384	9,278	547	13,856	2,494	1,792
Units surrendered	(921)	(912)	(1,192)	(6,141)	(8,410)	(2,563)	(12,672)	(5,980)

Ending units	14,523	15,363	22,300	14,108	15,971	23,834	69,661	79,839

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVIGIC		MSEM		MSVFI		MSVRE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,217	-	21,554	30,140	13,068	13,656	14,372	11,671
Realized gain (loss) on investments	(5,804)	-	(19,669)	(6,346)	9,446	6,690	802	18,473
Change in unrealized gain (loss) on investments	25,167	-	7,131	54,542	(884)	14,726	(180,793)	79,373
Reinvested capital gains	1,687	-	-	-	5,743	-	17,742	32,640

Net increase (decrease) in contract owners’ equity resulting from operations	22,267	-	9,016	78,336	27,373	35,072	(147,877)	142,157

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	18,445	22,084	7,616	5,549	11,557	12,389
Transfers between funds	127,909	-	(2,749)	(14,831)	266,049	59,083	(40,794)	(2,266)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,263)	-	(78,573)	(78,086)	(18,056)	(130,505)	(34,433)	(82,537)
Adjustments to maintain reserves	1	-	31	(38)	9	(3)	(76)	76

Net equity transactions	126,647	-	(62,846)	(70,871)	255,618	(65,876)	(63,746)	(72,338)

Net change in contract owners’ equity	148,914	-	(53,830)	7,465	282,991	(30,804)	(211,623)	69,819
Contract owners’ equity at beginning of period	-	-	592,004	584,539	296,369	327,173	882,748	812,929

Contract owners’ equity at end of period	$148,914	-	538,174	592,004	579,360	296,369	671,125	882,748

CHANGE IN UNITS:
Beginning units	-	-	15,880	17,769	16,136	19,713	13,946	14,887
Units purchased	11,967	-	835	1,096	15,691	3,775	245	122
Units surrendered	(142)	-	(2,973)	(2,985)	(2,240)	(7,352)	(1,580)	(1,063)

Ending units	11,825	-	13,742	15,880	29,587	16,136	12,611	13,946

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DTRTFB		EIF		GBF		GEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$227	54	11,984	14,743	75,363	86,609	17,433	27,840
Realized gain (loss) on investments	39	2	12,898	14,649	(9,192)	(63,002)	8,415	12,171
Change in unrealized gain (loss) on investments	149	89	(45,186)	145,656	196,771	248,926	97,352	233,754
Reinvested capital gains	-	-	42,631	29,003	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	415	145	22,327	204,051	262,942	272,533	123,200	273,765

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	338	-	13,294	16,676	192,146	196,106	42,231	47,722
Transfers between funds	(996)	11,417	(1,813)	315,373	113,313	(22,172)	(182,341)	64,029
Surrenders (notes 2, 3, 4, 5 and 6)	(353)	(97)	(95,827)	(69,284)	(600,221)	(558,077)	(88,053)	(130,596)
Adjustments to maintain reserves	(1)	(5)	27	(60)	157	172	31	7

Net equity transactions	(1,012)	11,315	(84,319)	262,705	(294,605)	(383,971)	(228,132)	(18,838)

Net change in contract owners’ equity	(597)	11,460	(61,992)	466,756	(31,663)	(111,438)	(104,932)	254,927
Contract owners’ equity at beginning of period	13,530	2,070	1,135,328	668,572	4,786,268	4,897,706	1,512,962	1,258,035

Contract owners’ equity at end of period	$12,933	13,530	1,073,336	1,135,328	4,754,605	4,786,268	1,408,030	1,512,962

CHANGE IN UNITS:
Beginning units	1,257	204	28,410	21,230	133,508	146,016	49,822	50,732
Units purchased	31	1,063	616	9,530	14,551	10,627	3,612	4,870
Units surrendered	(124)	(10)	(2,978)	(2,350)	(23,219)	(23,135)	(12,395)	(5,780)

Ending units	1,164	1,257	26,048	28,410	124,840	133,508	41,039	49,822

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GIG		GVAAA2		GVABD2		GVAGG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$23,072	73,357	40,154	39,916	5,948	5,990	3,216	3,051
Realized gain (loss) on investments	(32,664)	(1,092)	6,607	56,053	5,977	2,732	15,330	2,234
Change in unrealized gain (loss) on investments	232,074	368,303	79,399	297,727	18,710	25,305	416,326	384,727
Reinvested capital gains	-	151,384	310,839	237,216	257	1,477	142,347	164,242

Net increase (decrease) in contract owners’ equity resulting from operations	222,482	591,952	436,999	630,912	30,892	35,504	577,219	554,254

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	89,377	99,975	74,819	67,130	7,321	9,338	70,678	32,352
Transfers between funds	(238,247)	15,020	(79,158)	846,247	(72,181)	20,622	(25,072)	22,161
Surrenders (notes 2, 3, 4, 5 and 6)	(186,755)	(381,580)	(361,420)	(450,210)	(24,155)	(55,348)	(101,608)	(119,482)
Adjustments to maintain reserves	22	20	(29)	(12)	(17)	2	35	(13)

Net equity transactions	(335,603)	(266,565)	(365,788)	463,155	(89,032)	(25,386)	(55,967)	(64,982)

Net change in contract owners’ equity	(113,121)	325,387	71,211	1,094,067	(58,140)	10,118	521,252	489,272
Contract owners’ equity at beginning of period	3,624,651	3,299,264	4,159,073	3,065,006	452,882	442,764	2,156,670	1,667,398

Contract owners’ equity at end of period	$3,511,530	3,624,651	4,230,284	4,159,073	394,742	452,882	2,677,922	2,156,670

CHANGE IN UNITS:
Beginning units	188,940	203,895	185,066	163,892	32,339	34,288	77,750	80,664
Units purchased	9,633	10,446	7,910	38,940	3,269	967	3,338	3,247
Units surrendered	(28,311)	(25,401)	(24,085)	(17,766)	(9,649)	(2,916)	(6,488)	(6,161)

Ending units	170,262	188,940	168,891	185,066	25,959	32,339	74,600	77,750

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,706	5,966	5,901	(3,107)	(13,373)	81,791	(3,049)	9,317
Realized gain (loss) on investments	(7,073)	(5,194)	123,828	101,772	147,177	179,257	(7,832)	(31,740)
Change in unrealized gain (loss) on investments	16,835	94,077	790,138	176,871	150,827	238,724	34,724	85,237
Reinvested capital gains	76,858	66,040	248,731	360,143	309,292	497,993	16,782	42,058

Net increase (decrease) in contract owners’ equity resulting from operations	95,326	160,889	1,168,598	635,679	593,923	997,765	40,625	104,872

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	9,713	11,680	38,751	41,010	128,505	200,526	28,436	31,132
Transfers between funds	8,482	413	(87,232)	145,776	38,646	(81)	(77,503)	51,752
Surrenders (notes 2, 3, 4, 5 and 6)	(30,815)	(59,077)	(144,158)	(248,809)	(552,198)	(532,671)	(61,977)	(441,121)
Adjustments to maintain reserves	22	(13)	11	(17)	59	(6)	30	(11)

Net equity transactions	(12,598)	(46,997)	(192,628)	(62,040)	(384,988)	(332,232)	(111,014)	(358,248)

Net change in contract owners’ equity	82,728	113,892	975,970	573,639	208,935	665,533	(70,389)	(253,376)
Contract owners’ equity at beginning of period	781,595	667,703	2,705,011	2,131,372	5,451,045	4,785,512	683,603	936,979

Contract owners’ equity at end of period	$864,323	781,595	3,680,981	2,705,011	5,659,980	5,451,045	613,214	683,603

CHANGE IN UNITS:
Beginning units	33,175	35,466	90,459	92,483	191,041	203,563	32,117	50,180
Units purchased	1,848	858	2,289	8,427	12,949	9,053	2,063	5,770
Units surrendered	(2,444)	(3,149)	(11,158)	(10,451)	(26,825)	(21,575)	(7,663)	(23,833)

Ending units	32,579	33,175	81,590	90,459	177,165	191,041	26,517	32,117

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVEX1		GVIDA		GVIDC		GVIDM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$62,128	55,210	(6,301)	27,885	(1,183)	3,758	(7,707)	53,760
Realized gain (loss) on investments	153,468	91,748	(5,206)	160,082	2,735	875	7,912	55,794
Change in unrealized gain (loss) on investments	445,938	625,582	124,299	229,421	11,600	11,173	89,520	105,133
Reinvested capital gains	90,318	150,024	128,476	168,995	2,466	5,963	162,045	274,343

Net increase (decrease) in contract owners’ equity resulting from operations	751,852	922,564	241,268	586,383	15,618	21,769	251,770	489,030

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	133,255	93,156	60,956	63,942	15,237	14,529	108,148	174,936
Transfers between funds	459,499	(6,894)	(10,628)	(7,373)	17,630	46,494	(167,102)	(13,474)
Surrenders (notes 2, 3, 4, 5 and 6)	(147,590)	(286,551)	(90,152)	(2,646,905)	(82,375)	(88,460)	(387,127)	(520,170)
Adjustments to maintain reserves	23	-	12	(3)	14	13	22	8

Net equity transactions	445,187	(200,289)	(39,812)	(2,590,339)	(49,494)	(27,424)	(446,059)	(358,700)

Net change in contract owners’ equity	1,197,039	722,275	201,456	(2,003,956)	(33,876)	(5,655)	(194,289)	130,330
Contract owners’ equity at beginning of period	3,858,198	3,135,923	2,031,642	4,035,598	246,282	251,937	3,142,367	3,012,037

Contract owners’ equity at end of period	$5,055,237	3,858,198	2,233,098	2,031,642	212,406	246,282	2,948,078	3,142,367

CHANGE IN UNITS:
Beginning units	173,247	183,733	67,619	156,581	13,757	15,456	122,723	138,713
Units purchased	32,764	7,034	2,932	3,347	1,890	4,973	7,322	10,378
Units surrendered	(11,192)	(17,520)	(4,362)	(92,309)	(4,716)	(6,672)	(25,207)	(26,368)

Ending units	194,819	173,247	66,189	67,619	10,931	13,757	104,838	122,723

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIX2		HIBF		IDPG		MCIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,215	5,554	53,915	45,699	(3)	10	35,584	43,680
Realized gain (loss) on investments	(675)	1,231	(12,846)	(7,910)	(22)	(18)	(133,358)	32,187
Change in unrealized gain (loss) on investments	17,150	32,761	14,779	73,021	34	79	494,292	267,407
Reinvested capital gains	18,614	468	-	-	8	14	269,860	906,890

Net increase (decrease) in contract owners’ equity resulting from operations	47,304	40,014	55,848	110,810	17	85	666,378	1,250,164

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	14,866	4,795	23,357	24,870	-	-	71,366	86,105
Transfers between funds	534,625	(4,016)	262,092	22,858	-	-	80,873	208,124
Surrenders (notes 2, 3, 4, 5 and 6)	(28,919)	(32,883)	(91,859)	(54,441)	(150)	(143)	(456,568)	(586,876)
Adjustments to maintain reserves	1	(1)	3	(14)	4	9	(5)	22

Net equity transactions	520,573	(32,105)	193,593	(6,727)	(146)	(134)	(304,334)	(292,625)

Net change in contract owners’ equity	567,877	7,909	249,441	104,083	(129)	(49)	362,044	957,539
Contract owners’ equity at beginning of period	210,263	202,354	883,435	779,352	584	633	5,966,226	5,008,687

Contract owners’ equity at end of period	$778,140	210,263	1,132,876	883,435	455	584	6,328,270	5,966,226

CHANGE IN UNITS:
Beginning units	17,891	20,801	32,250	32,512	45	56	133,763	140,419
Units purchased	46,956	605	12,501	2,183	-	-	5,250	5,228
Units surrendered	(2,856)	(3,515)	(5,370)	(2,445)	(12)	(11)	(13,174)	(11,884)

Ending units	61,991	17,891	39,381	32,250	33	45	125,839	133,763

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSBF		NCPGI		NVAMV1		NVAMVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$26,002	70,457	-	1	59,454	133,665	19,866	-
Realized gain (loss) on investments	(99,091)	45	-	-	(333,240)	60,064	1,878	-
Change in unrealized gain (loss) on investments	22,708	46,963	3	1	72,888	575,750	259,680	-
Reinvested capital gains	-	-	-	-	138,348	693,359	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(50,381)	117,465	3	2	(62,550)	1,462,838	281,424	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	16,526	14,271	24	24	103,008	149,044	61,528	-
Transfers between funds	(529,220)	469,734	-	-	(415,553)	(116,379)	1,527,709	-
Surrenders (notes 2, 3, 4, 5 and 6)	(64,322)	(156,103)	(3)	(2)	(474,642)	(1,067,563)	325	-
Adjustments to maintain reserves	(12)	6	3	1	75	10	(1)	-

Net equity transactions	(577,028)	327,908	24	23	(787,112)	(1,034,888)	1,589,561	-

Net change in contract owners’ equity	(627,409)	445,373	27	25	(849,662)	427,950	1,870,985	-
Contract owners’ equity at beginning of period	1,614,886	1,169,513	36	11	6,407,858	5,979,908	-	-

Contract owners’ equity at end of period	$987,477	1,614,886	63	36	5,558,196	6,407,858	1,870,985	-

CHANGE IN UNITS:
Beginning units	69,671	55,085	3	1	190,889	225,213	-	-
Units purchased	1,428	22,669	2	2	5,125	7,165	162,580	-
Units surrendered	(30,047)	(8,083)	-	-	(32,093)	(41,489)	(4,528)	-

Ending units	41,052	69,671	5	3	163,921	190,889	158,052	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBX		NVCBD1		NVCCA1		NVCCN1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,371	8,201	13,321	14,720	2,939	15,701	(4)	1,583
Realized gain (loss) on investments	3,311	(826)	13,388	3,075	(15,063)	(6,923)	2,076	(317)
Change in unrealized gain (loss) on investments	10,398	18,218	14,935	35,853	57,158	44,793	2,874	5,124
Reinvested capital gains	-	-	1,708	-	24,847	59,989	184	1,467

Net increase (decrease) in contract owners’ equity resulting from operations	18,080	25,593	43,352	53,648	69,881	113,560	5,130	7,857

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,058	6,930	3,393	5,368	23,379	17,066	4,609	4,186
Transfers between funds	28,205	113,259	85,213	(44,944)	(5,178)	-	74,669	16
Surrenders (notes 2, 3, 4, 5 and 6)	(243,523)	(5,908)	(72,659)	(22,165)	(55,020)	(37,635)	(63,545)	(24,298)
Adjustments to maintain reserves	4	5	(3)	7	17	(3)	(7)	(5)

Net equity transactions	(210,256)	114,286	15,944	(61,734)	(36,802)	(20,572)	15,726	(20,101)

Net change in contract owners’ equity	(192,176)	139,879	59,296	(8,086)	33,079	92,988	20,856	(12,244)
Contract owners’ equity at beginning of period	451,144	311,265	642,020	650,106	683,006	590,018	68,999	81,243

Contract owners’ equity at end of period	$258,968	451,144	701,316	642,020	716,085	683,006	89,855	68,999

CHANGE IN UNITS:
Beginning units	39,597	29,469	42,509	46,412	37,666	38,911	4,534	5,932
Units purchased	3,925	10,833	9,908	4,911	1,529	1,369	5,298	539
Units surrendered	(22,196)	(705)	(8,219)	(8,814)	(3,693)	(2,614)	(4,304)	(1,937)

Ending units	21,326	39,597	44,198	42,509	35,502	37,666	5,528	4,534

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMA1		NVCMC1		NVCMD1		NVCRA1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,777	17,540	36	3,018	3,646	23,815	1,262	6,660
Realized gain (loss) on investments	(71,459)	(10,984)	(1,790)	(20,993)	(4,282)	(1,842)	(12,620)	(7,409)
Change in unrealized gain (loss) on investments	107,281	61,125	10,975	25,517	71,738	73,339	37,976	40,193
Reinvested capital gains	11,864	71,884	899	6,657	28,099	75,850	-	22,082

Net increase (decrease) in contract owners’ equity resulting from operations	50,463	139,565	10,120	14,199	99,201	171,162	26,618	61,526

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	31,210	26,142	5,356	6,638	30,151	27,192	11,978	13,615
Transfers between funds	(7,417)	7,524	-	(110,465)	(131)	(14,254)	(23,357)	6,566
Surrenders (notes 2, 3, 4, 5 and 6)	(228,316)	(54,747)	(13,346)	(13,571)	(99,789)	(146,087)	(44,071)	(47,742)
Adjustments to maintain reserves	10	6	-	(15)	11	31	(16)	18

Net equity transactions	(204,513)	(21,075)	(7,990)	(117,413)	(69,758)	(133,118)	(55,466)	(27,543)

Net change in contract owners’ equity	(154,050)	118,490	2,130	(103,214)	29,443	38,044	(28,848)	33,983
Contract owners’ equity at beginning of period	771,966	653,476	137,159	240,373	1,053,180	1,015,136	310,810	276,827

Contract owners’ equity at end of period	$617,916	771,966	139,289	137,159	1,082,623	1,053,180	281,962	310,810

CHANGE IN UNITS:
Beginning units	41,879	43,138	8,453	16,805	59,628	67,746	16,636	18,277
Units purchased	2,137	2,272	1,350	1,309	2,590	2,945	793	1,333
Units surrendered	(13,964)	(3,531)	(1,894)	(9,661)	(6,642)	(11,063)	(3,940)	(2,974)

Ending units	30,052	41,879	7,909	8,453	55,576	59,628	13,489	16,636

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCRB1		NVDBL2		NVDCA2		NVDCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$763	9,461	(332)	9,367	(521)	1,911	(164)	-
Realized gain (loss) on investments	(270)	116	(915)	(8,731)	(91)	316	(2)	-
Change in unrealized gain (loss) on investments	32,281	23,948	30,514	41,634	8,491	11,102	13,626	-
Reinvested capital gains	6,046	27,320	13,658	26,284	7,799	9,806	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,820	60,845	42,925	68,554	15,678	23,135	13,460	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,663	6,244	1,999	3,095	3,180	3,725	957	-
Transfers between funds	(2,894)	35	(3,387)	(115,843)	7,145	(6,369)	166,855	-
Surrenders (notes 2, 3, 4, 5 and 6)	(18,487)	(19,438)	(14,130)	(101,113)	(17,012)	(13,132)	(434)	-
Adjustments to maintain reserves	2	14	(12)	7	12	(13)	(7)	-

Net equity transactions	(15,716)	(13,145)	(15,530)	(213,854)	(6,675)	(15,789)	167,371	-

Net change in contract owners’ equity	23,104	47,700	27,395	(145,300)	9,003	7,346	180,831	-
Contract owners’ equity at beginning of period	440,321	392,621	485,633	630,933	131,256	123,910	-	-

Contract owners’ equity at end of period	$463,425	440,321	513,028	485,633	140,259	131,256	180,831	-

CHANGE IN UNITS:
Beginning units	26,045	26,870	22,928	34,602	5,290	5,950	-	-
Units purchased	404	450	172	167	535	234	16,841	-
Units surrendered	(1,336)	(1,275)	(934)	(11,841)	(727)	(894)	(117)	-

Ending units	25,113	26,045	22,166	22,928	5,098	5,290	16,724	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVFIII		NVGEII		NVIDMP		NVIX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$466	227	10	4	(269)	-	8,387	9,577
Realized gain (loss) on investments	199	23	1	-	3,505	-	2,949	4,697
Change in unrealized gain (loss) on investments	1,364	(271)	142	104	16,057	-	10,896	47,223
Reinvested capital gains	105	154	-	5	-	-	11,997	674

Net increase (decrease) in contract owners’ equity resulting from operations	2,134	133	153	113	19,293	-	34,229	62,171

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,634	6,238	-	-	28,273	-	23,527	19,201
Transfers between funds	20,295	18,618	-	924	314,269	-	(1,866)	60,210
Surrenders (notes 2, 3, 4, 5 and 6)	(490)	4,498	(21)	(6)	(25,263)	-	15,128	(30,795)
Adjustments to maintain reserves	4	(2)	(1)	(2)	4	-	7	2

Net equity transactions	27,443	29,352	(22)	916	317,283	-	36,796	48,618

Net change in contract owners’ equity	29,577	29,485	131	1,029	336,576	-	71,025	110,789
Contract owners’ equity at beginning of period	29,485	-	1,029	-	-	-	404,045	293,256

Contract owners’ equity at end of period	$59,062	29,485	1,160	1,029	336,576	-	475,070	404,045

CHANGE IN UNITS:
Beginning units	2,800	-	95	-	-	-	34,491	30,337
Units purchased	3,627	3,502	-	96	31,985	-	4,461	7,438
Units surrendered	(1,165)	(702)	(2)	(1)	(571)	-	(1,050)	(3,284)

Ending units	5,262	2,800	93	95	31,414	-	37,902	34,491

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCP1		NVMIG1		NVMIVX		NVMLG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,631	2,392	19,199	24,980	(335)	-	(11,141)	84,255
Realized gain (loss) on investments	7,335	2,859	(77,845)	(56,991)	802	-	(178,143)	(38,397)
Change in unrealized gain (loss) on investments	(1,298)	7,877	584,854	779,550	48,960	-	(424,824)	252,858
Reinvested capital gains	-	-	1,321,939	229,133	-	-	1,265,849	303,910

Net increase (decrease) in contract owners’ equity resulting from operations	8,668	13,128	1,848,147	976,672	49,427	-	651,741	602,626

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,401	3,881	151,356	113,354	27,315	-	48,232	40,749
Transfers between funds	150,243	(13,732)	60,618	(45,497)	282,005	-	24,341	(51,561)
Surrenders (notes 2, 3, 4, 5 and 6)	(138,650)	(15,572)	(491,874)	(343,547)	(12,177)	-	(158,114)	(214,618)
Adjustments to maintain reserves	2	3	12	65	(3)	-	61	(10)

Net equity transactions	14,996	(25,420)	(279,888)	(275,625)	297,140	-	(85,480)	(225,440)

Net change in contract owners’ equity	23,664	(12,292)	1,568,259	701,047	346,567	-	566,261	377,186
Contract owners’ equity at beginning of period	114,831	127,123	3,797,666	3,096,619	-	-	2,491,453	2,114,267

Contract owners’ equity at end of period	$138,495	114,831	5,365,925	3,797,666	346,567	-	3,057,714	2,491,453

CHANGE IN UNITS:
Beginning units	7,033	8,545	293,331	316,864	-	-	94,024	103,876
Units purchased	9,981	2,663	23,785	23,271	30,418	-	4,447	5,789
Units surrendered	(9,200)	(4,175)	(41,142)	(46,804)	(971)	-	(9,480)	(15,641)

Ending units	7,814	7,033	275,974	293,331	29,447	-	88,991	94,024

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG1		NVMMV2		NVNMO1		NVNSR1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(182,525)	(164,227)	271,072	346,288	(11,001)	20,370	408	414
Realized gain (loss) on investments	424,238	1,138,410	(609,853)	(219,465)	343,842	359,678	(9,453)	(2,574)
Change in unrealized gain (loss) on investments	12,845,638	399,357	(185,634)	471,130	198,331	1,877,245	16,485	18,184
Reinvested capital gains	4,950,149	7,883,957	-	3,594,488	1,170,923	1,160,749	9,030	12,783

Net increase (decrease) in contract owners’ equity resulting from operations	18,037,500	9,257,497	(524,415)	4,192,441	1,702,095	3,418,042	16,470	28,807

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	700,417	703,092	435,994	461,513	314,613	338,326	1,029	1,045
Transfers between funds	(518,045)	(81,887)	(72,165)	(170,458)	(127,413)	(35,797)	19,072	(43)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,815,048)	(3,910,631)	(1,298,169)	(2,070,006)	(1,830,840)	(1,417,973)	(24,253)	(8,422)
Adjustments to maintain reserves	283	(4)	(412)	602	744	35	(7)	(12)

Net equity transactions	(2,632,393)	(3,289,430)	(934,752)	(1,778,349)	(1,642,896)	(1,115,409)	(4,159)	(7,432)

Net change in contract owners’ equity	15,405,107	5,968,067	(1,459,167)	2,414,092	59,199	2,302,633	12,311	21,375
Contract owners’ equity at beginning of period	32,100,798	26,132,731	21,064,617	18,650,525	15,170,490	12,867,857	138,550	117,175

Contract owners’ equity at end of period	$47,505,905	32,100,798	19,605,450	21,064,617	15,229,689	15,170,490	150,861	138,550

CHANGE IN UNITS:
Beginning units	1,220,702	1,357,608	841,557	918,465	647,135	699,926	5,712	6,057
Units purchased	60,714	67,901	39,455	38,597	27,639	30,041	959	59
Units surrendered	(153,921)	(204,807)	(85,131)	(115,505)	(100,086)	(82,832)	(1,156)	(404)

Ending units	1,127,495	1,220,702	795,881	841,557	574,688	647,135	5,515	5,712

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVOLG1		NVRE1		NVSIX2		NVSTB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$626,668	848,486	61,881	88,494	1,542	937	3,017	1,477
Realized gain (loss) on investments	218,414	1,617,680	(155,461)	(89,756)	(20,751)	(19,220)	(1,480)	(218)
Change in unrealized gain (loss) on investments	4,454,702	1,038,304	(417,218)	1,868,127	79,299	(25,446)	(23)	2,535
Reinvested capital gains	7,576,164	18,363,877	29,417	-	15,041	95,895	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,875,948	21,868,347	(481,381)	1,866,865	75,131	52,166	1,514	3,794

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,632,013	1,607,059	164,821	188,985	28,064	13,843	3,871	4,590
Transfers between funds	(1,632,016)	(574,537)	(179,576)	(175,069)	23,926	34,583	157,055	(6,301)
Surrenders (notes 2, 3, 4, 5 and 6)	(7,028,472)	(8,057,671)	(826,241)	(850,531)	8,086	(45,510)	(15,149)	(30,245)
Adjustments to maintain reserves	(456)	1,522	7	48	15	4	(3)	3

Net equity transactions	(7,028,931)	(7,023,627)	(840,989)	(836,567)	60,091	2,920	145,774	(31,953)

Net change in contract owners’ equity	5,847,017	14,844,720	(1,322,370)	1,030,298	135,222	55,086	147,288	(28,159)
Contract owners’ equity at beginning of period	76,659,334	61,814,614	7,402,153	6,371,855	284,619	229,533	90,634	118,793

Contract owners’ equity at end of period	$82,506,351	76,659,334	6,079,783	7,402,153	419,841	284,619	237,922	90,634

CHANGE IN UNITS:
Beginning units	1,750,394	1,933,534	365,839	410,004	15,280	15,324	7,706	10,453
Units purchased	67,182	83,097	17,121	19,770	4,872	3,132	13,555	1,612
Units surrendered	(226,365)	(266,237)	(63,131)	(63,935)	(1,170)	(3,176)	(1,560)	(4,359)

Ending units	1,591,211	1,750,394	319,829	365,839	18,982	15,280	19,701	7,706

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVTIV3		SAM		SCF		SCGF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$402	494	(48,632)	170,827	(68,701)	(66,769)	(8,235)	(8,051)
Realized gain (loss) on investments	(3,086)	(65,177)	-	-	203,029	158,765	(60,362)	(26,157)
Change in unrealized gain (loss) on investments	5,210	65,805	-	-	2,474,281	1,515,667	527,845	101,794
Reinvested capital gains	-	15,702	-	-	613,830	1,762,937	273,579	498,299

Net increase (decrease) in contract owners’ equity resulting from operations	2,526	16,824	(48,632)	170,827	3,222,439	3,370,600	732,827	565,885

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,781	4,106	3,913,760	1,471,617	358,359	373,520	72,171	26,320
Transfers between funds	(3,239)	(248,013)	2,827,300	2,359,327	(115,257)	(236,579)	(19,094)	(118,065)
Surrenders (notes 2, 3, 4, 5 and 6)	(4,657)	(17,916)	(6,322,511)	(4,265,467)	(1,285,400)	(1,319,064)	(133,929)	(106,180)
Adjustments to maintain reserves	2	6	1,166	(9,803)	13,755	13,235	25	(7)

Net equity transactions	(3,113)	(261,817)	419,715	(444,326)	(1,028,543)	(1,168,888)	(80,827)	(197,932)

Net change in contract owners’ equity	(587)	(244,993)	371,083	(273,499)	2,193,896	2,201,712	652,000	367,953
Contract owners’ equity at beginning of period	55,682	300,675	15,473,870	15,747,369	16,108,059	13,906,347	2,043,044	1,675,091

Contract owners’ equity at end of period	$55,095	55,682	15,844,953	15,473,870	18,301,955	16,108,059	2,695,044	2,043,044

CHANGE IN UNITS:
Beginning units	3,284	19,639	896,687	948,129	184,497	199,293	101,073	112,229
Units purchased	487	377	331,840	286,463	8,415	8,297	4,921	2,317
Units surrendered	(660)	(16,732)	(244,779)	(337,905)	(22,396)	(23,093)	(10,973)	(13,473)

Ending units	3,111	3,284	983,748	896,687	170,516	184,497	95,021	101,073

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		TRF		AMCG		AMINS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(11,135)	18,035	335,313	335,552	(6,844)	(5,965)	121	35
Realized gain (loss) on investments	(221,425)	(407,981)	2,388,537	2,970,844	32,388	12,636	79	68
Change in unrealized gain (loss) on investments	337,547	(47,822)	(1,498,945)	8,087,309	582,836	330,325	1,645	4,313
Reinvested capital gains	13,999	1,060,043	4,067,739	2,377,414	100,721	122,054	1,227	935

Net increase (decrease) in contract owners’ equity resulting from operations	118,986	622,275	5,292,644	13,771,119	709,101	459,050	3,072	5,351

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	91,993	104,089	2,034,938	2,098,889	19,269	12,937	153	-
Transfers between funds	35,023	(661,826)	(168,133)	22,392	(8,656)	(381)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(252,034)	(373,317)	(6,032,369)	(6,435,928)	(77,694)	(52,004)	(391)	(346)
Adjustments to maintain reserves	25	59	696	4,227	(24)	28	8	6

Net equity transactions	(124,993)	(930,995)	(4,164,868)	(4,310,420)	(67,105)	(39,420)	(230)	(340)

Net change in contract owners’ equity	(6,007)	(308,720)	1,127,776	9,460,699	641,996	419,630	2,842	5,011
Contract owners’ equity at beginning of period	3,329,173	3,637,893	59,250,787	49,790,088	1,856,891	1,437,261	24,469	19,458

Contract owners’ equity at end of period	$3,323,166	3,329,173	60,378,563	59,250,787	2,498,887	1,856,891	27,311	24,469

CHANGE IN UNITS:
Beginning units	66,670	86,370	570,603	619,619	120,729	123,627	1,172	1,190
Units purchased	5,331	3,752	41,234	47,139	1,856	2,492	9	-
Units surrendered	(8,474)	(23,452)	(91,020)	(96,155)	(6,063)	(5,390)	(19)	(18)

Ending units	63,527	66,670	520,817	570,603	116,522	120,729	1,162	1,172

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMMCGS		AMRS		AMSRS		AMTB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(636)	(569)	48	29	15,693	8,803	31,041	22,973
Realized gain (loss) on investments	20,982	2,230	175	1,116	30,061	149,189	(3,608)	(3,762)
Change in unrealized gain (loss) on investments	16,711	18,654	(1,372)	(246)	548,236	69,272	18,958	28,679
Reinvested capital gains	6,688	7,954	-	1,298	167,507	228,223	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,745	28,269	(1,149)	2,197	761,497	455,487	46,391	47,890

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,371	1,584	-	-	54,674	48,387	63,986	57,188
Transfers between funds	58,353	(5,705)	-	-	35,050	3,379,596	222,840	11,684
Surrenders (notes 2, 3, 4, 5 and 6)	(2,236)	(7,731)	(3,961)	(4,135)	(131,782)	(525,490)	(186,877)	(151,828)
Adjustments to maintain reserves	27	(30)	(6)	12	129	(83)	110	(4)

Net equity transactions	57,515	(11,882)	(3,967)	(4,123)	(41,929)	2,902,410	100,059	(82,960)

Net change in contract owners’ equity	101,260	16,387	(5,116)	(1,926)	719,568	3,357,897	146,450	(35,070)
Contract owners’ equity at beginning of period	109,624	93,237	12,419	14,345	4,017,368	659,471	1,489,876	1,524,946

Contract owners’ equity at end of period	$210,884	109,624	7,303	12,419	4,736,936	4,017,368	1,636,326	1,489,876

CHANGE IN UNITS:
Beginning units	2,134	2,399	461	620	145,098	19,949	69,980	73,670
Units purchased	989	174	-	-	2,986	140,231	10,342	4,761
Units surrendered	(194)	(439)	(182)	(159)	(9,518)	(15,082)	(7,441)	(8,451)

Ending units	2,929	2,134	279	461	138,566	145,098	72,881	69,980

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOTB3		NOTG3		NOTMG3		PMVAAA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$168	170	34	31	1	1	9,517	5,176
Realized gain (loss) on investments	(21)	(12)	(1)	7	-	-	71	1,142
Change in unrealized gain (loss) on investments	226	887	67	158	3	2	7,628	16,249
Reinvested capital gains	141	296	-	150	-	1	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	514	1,341	100	346	4	4	17,216	22,567

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	24	24	24	24	10,188	9,461
Transfers between funds	-	-	-	-	-	-	(410)	(5,867)
Surrenders (notes 2, 3, 4, 5 and 6)	(464)	(427)	(126)	(158)	(3)	(2)	3,843	(14,535)
Adjustments to maintain reserves	6	(8)	(8)	(9)	3	1	(10)	-

Net equity transactions	(458)	(435)	(110)	(143)	24	23	13,611	(10,941)

Net change in contract owners’ equity	56	906	(10)	203	28	27	30,827	11,626
Contract owners’ equity at beginning of period	10,712	9,806	2,379	2,176	38	11	211,378	199,752

Contract owners’ equity at end of period	$10,768	10,712	2,369	2,379	66	38	242,205	211,378

CHANGE IN UNITS:
Beginning units	866	903	186	197	3	1	16,466	17,324
Units purchased	-	-	2	2	2	2	1,950	1,299
Units surrendered	(38)	(37)	(10)	(13)	-	-	(862)	(2,157)

Ending units	828	866	178	186	5	3	17,554	16,466

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVFBA		PMVLDA		PMVRSA		PMVTRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,454	2,941	12,071	27,295	622	361	8,771	15,414
Realized gain (loss) on investments	(506)	(18,204)	(3,948)	(11,385)	(37)	(2,455)	3,016	(5,497)
Change in unrealized gain (loss) on investments	5,075	24,428	29,400	22,212	1,260	3,359	22,962	40,195
Reinvested capital gains	-	-	-	-	-	-	6,423	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,023	9,165	37,523	38,122	1,845	1,265	41,172	50,112

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,988	7,555	20,058	29,317	211	194	10,401	10,458
Transfers between funds	(575)	(15,223)	94,723	447,073	8,299	(7,762)	153,140	(211,848)
Surrenders (notes 2, 3, 4, 5 and 6)	(18,772)	(33,976)	(117,561)	(179,471)	13,013	(9,853)	(16,912)	(75,815)
Adjustments to maintain reserves	18	8	111	(6)	(6)	5	32	31

Net equity transactions	(13,341)	(41,636)	(2,669)	296,913	21,517	(17,416)	146,661	(277,174)

Net change in contract owners’ equity	(3,318)	(32,471)	34,854	335,035	23,362	(16,151)	187,833	(227,062)
Contract owners’ equity at beginning of period	158,599	191,070	1,445,415	1,110,380	2,479	18,630	435,091	662,153

Contract owners’ equity at end of period	$155,281	158,599	1,480,269	1,445,415	25,841	2,479	622,924	435,091

CHANGE IN UNITS:
Beginning units	11,894	15,258	111,462	88,451	411	3,421	34,429	56,482
Units purchased	510	1,427	10,024	33,122	3,932	67	13,264	2,292
Units surrendered	(1,838)	(4,791)	(10,244)	(10,111)	(98)	(3,077)	(2,101)	(24,345)

Ending units	10,566	11,894	111,242	111,462	4,245	411	45,592	34,429

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVGOB		PVTIGB		TRHS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,466	5,004	(7,824)	(4,201)	2,734	1,878	(23,036)	(23,660)
Realized gain (loss) on investments	(8,229)	494	112,305	17,182	(3,579)	3,797	277,565	176,801
Change in unrealized gain (loss) on investments	(1,088)	57,628	328,069	195,486	26,766	39,474	592,054	806,192
Reinvested capital gains	25,899	29,380	83,106	167,471	-	365	306,942	213,113

Net increase (decrease) in contract owners’ equity resulting from operations	21,048	92,506	515,656	375,938	25,921	45,514	1,153,525	1,172,446

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	78,119	167,665	129,886	127,229	5,935	5,403	174,554	118,303
Transfers between funds	25,514	18,882	(44,206)	155,700	23,175	(4,075)	(153,514)	(183,184)
Surrenders (notes 2, 3, 4, 5 and 6)	(113,847)	(163,684)	(140,264)	(98,601)	(12,888)	(36,268)	(564,608)	(758,088)
Adjustments to maintain reserves	(10)	8	(10)	13	(9)	(28)	10	(27)

Net equity transactions	(10,224)	22,871	(54,594)	184,341	16,213	(34,968)	(543,558)	(822,996)

Net change in contract owners’ equity	10,824	115,377	461,062	560,279	42,134	10,546	609,967	349,450
Contract owners’ equity at beginning of period	417,112	301,735	1,478,400	918,121	219,166	208,620	4,868,461	4,519,011

Contract owners’ equity at end of period	$427,936	417,112	1,939,462	1,478,400	261,300	219,166	5,478,428	4,868,461

CHANGE IN UNITS:
Beginning units	31,185	29,273	80,650	68,268	8,829	10,466	101,270	120,523
Units purchased	5,322	3,950	8,855	16,083	1,295	872	3,083	8,058
Units surrendered	(6,110)	(2,038)	(12,697)	(3,701)	(686)	(2,509)	(15,777)	(27,311)

Ending units	30,397	31,185	76,808	80,650	9,438	8,829	88,576	101,270

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRLT2		VWBF		VWEM		VWHA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$790	609	43,435	(1,328)	47,790	(438)	9,136	(12,708)
Realized gain (loss) on investments	7	2	(15,503)	(18,583)	65,162	39,426	(294,542)	(359,399)
Change in unrealized gain (loss) on investments	1,341	420	24,455	98,275	264,059	705,269	699,037	636,281
Reinvested capital gains	-	-	-	-	95,258	77,423	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,138	1,031	52,387	78,364	472,269	821,680	413,631	264,174

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	37,533	33,582	91,707	83,024	109,584	129,697
Transfers between funds	3,490	32,598	(21,898)	2,288	(52,414)	(189,583)	(62,115)	9,533
Surrenders (notes 2, 3, 4, 5 and 6)	(235)	(119)	(79,307)	(59,029)	(337,570)	(303,714)	(175,269)	(396,177)
Adjustments to maintain reserves	2	3	22	(20)	23	(23)	1,606	961

Net equity transactions	3,257	32,482	(63,650)	(23,179)	(298,254)	(410,296)	(126,194)	(255,986)

Net change in contract owners’ equity	5,395	33,513	(11,263)	55,185	174,015	411,384	287,437	8,188
Contract owners’ equity at beginning of period	43,066	9,553	714,438	659,253	3,269,105	2,857,721	2,447,309	2,439,121

Contract owners’ equity at end of period	$48,461	43,066	703,175	714,438	3,443,120	3,269,105	2,734,746	2,447,309

CHANGE IN UNITS:
Beginning units	3,118	720	24,813	26,103	85,729	97,443	77,074	86,375
Units purchased	258	2,406	2,173	3,027	6,871	4,081	8,349	11,848
Units surrendered	(17)	(8)	(4,738)	(4,317)	(15,364)	(15,795)	(11,829)	(21,149)

Ending units	3,359	3,118	22,248	24,813	77,236	85,729	73,594	77,074

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VRVDRI		SVDF		SVOF		WFVSCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(9)	566	(5,624)	(4,912)	(3,941)	(5,586)	(2,410)	(2,642)
Realized gain (loss) on investments	(6,173)	(2,203)	10,724	29,095	66,373	47,926	(32,102)	(32,366)
Change in unrealized gain (loss) on investments	1,904	(1,402)	367,078	88,233	103,002	144,958	250,045	73,363
Reinvested capital gains	69	3,668	73,272	71,957	103,770	143,727	25,900	76,837

Net increase (decrease) in contract owners’ equity resulting from operations	(4,209)	629	445,450	184,373	269,204	331,025	241,433	115,192

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	6,872	4,794	11,351	7,376	46,527	10,126
Transfers between funds	(14,932)	22,547	58,480	(47,336)	12,370	(2,798)	118,539	(151,823)
Surrenders (notes 2, 3, 4, 5 and 6)	(154)	(109)	(15,739)	(7,501)	(95,120)	(49,962)	(76,317)	(71,823)
Adjustments to maintain reserves	(1)	(5)	(1,072)	(1,566)	3,647	4,716	(26)	20

Net equity transactions	(15,087)	22,433	48,541	(51,609)	(67,752)	(40,668)	88,723	(213,500)

Net change in contract owners’ equity	(19,296)	23,062	493,991	132,764	201,452	290,357	330,156	(98,308)
Contract owners’ equity at beginning of period	23,062	-	673,387	540,623	1,414,069	1,123,712	415,351	513,659

Contract owners’ equity at end of period	$3,766	23,062	1,167,378	673,387	1,615,521	1,414,069	745,507	415,351

CHANGE IN UNITS:
Beginning units	2,122	-	10,481	11,734	33,080	34,304	10,390	15,955
Units purchased	186	2,133	1,255	350	173	118	3,104	429
Units surrendered	(1,955)	(11)	(361)	(1,603)	(1,081)	(1,342)	(1,686)	(5,994)

Ending units	353	2,122	11,375	10,481	32,172	33,080	11,808	10,390

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVKMG1		GVDIVI		NVMLV1		NVLCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(382)	(1,290)	30,060	113,018	14,661	294,916	(38)	1,997
Realized gain (loss) on investments	(84,644)	(236)	(236,616)	(8,360)	(1,002,764)	(33,233)	(233)	1,583
Change in unrealized gain (loss) on investments	(3,141)	40,610	114,508	(53,185)	328,757	(68,680)	(8,015)	23,467
Reinvested capital gains	71,677	41,049	-	17,699	494,720	101,301	2,174	3,132

Net increase (decrease) in contract owners’ equity resulting from operations	(16,490)	80,133	(92,048)	69,172	(164,626)	294,304	(6,112)	30,179

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	20,901	9,664	10,253	17,710	28,374	53,183	569	1,012
Transfers between funds	(246,573)	4,610	(402,694)	93,832	(1,256,521)	13,724	(168,099)	(964)
Surrenders (notes 2, 3, 4, 5 and 6)	(49,362)	(45,052)	(38,746)	(54,123)	(75,259)	(88,952)	(3,574)	(16,141)
Adjustments to maintain reserves	(11)	30	(3)	13	(16)	18	(7)	3

Net equity transactions	(275,045)	(30,748)	(431,190)	57,432	(1,303,422)	(22,027)	(171,111)	(16,090)

Net change in contract owners’ equity	(291,535)	49,385	(523,238)	126,604	(1,468,048)	272,277	(177,223)	14,089
Contract owners’ equity at beginning of period	291,535	242,150	523,238	396,634	1,468,048	1,195,771	177,223	163,134

Contract owners’ equity at end of period	$-	291,535	-	523,238	-	1,468,048	-	177,223

CHANGE IN UNITS:
Beginning units	13,096	14,567	25,128	22,078	70,781	72,070	11,260	12,365
Units purchased	190	1,156	1,079	6,493	3,131	6,135	41	104
Units surrendered	(13,286)	(2,627)	(26,207)	(3,443)	(73,912)	(7,424)	(11,301)	(1,209)

Ending units	-	13,096	-	25,128	-	70,781	-	11,260

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLMP		AMGP		AMTP
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$337	3,335	-	85	-	60,988
Realized gain (loss) on investments	(20,300)	(138)	-	(35,983)	-	(17,772)
Change in unrealized gain (loss) on investments	1,305	31,813	-	20,826	-	(375,275)
Reinvested capital gains	14,700	5,112	-	30,544	-	685,906

Net increase (decrease) in contract owners’ equity resulting from operations	(3,958)	40,122	-	15,472	-	353,847

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	464	559	-	-	-	8,373
Transfers between funds	(263,763)	-	-	(94,970)	-	(3,231,657)
Surrenders (notes 2, 3, 4, 5 and 6)	(4,490)	(5,100)	-	(1,118)	-	(109,834)
Adjustments to maintain reserves	6	(7)	-	(50)	-	(3,351)

Net equity transactions	(267,783)	(4,548)	-	(96,138)	-	(3,336,469)

Net change in contract owners’ equity	(271,741)	35,574	-	(80,666)	-	(2,982,622)
Contract owners’ equity at beginning of period	271,741	236,167	-	80,666	-	2,982,622

Contract owners’ equity at end of period	$-	271,741	-	-	-	-

CHANGE IN UNITS:
Beginning units	18,446	18,776	-	3,436	-	77,338
Units purchased	34	40	-	1	-	232
Units surrendered	(18,480)	(370)	-	(3,437)	-	(77,570)

Ending units	-	18,446	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)*

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)*

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)*

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)	1/2/2020
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	8/26/2019
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)	8/5/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	7/29/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)	7/5/2019
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)		4/30/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG1	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVLCAP	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	NVDCAP	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P	10/23/2020
NVLMP	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)	NVIDMP	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FVU2	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAEI	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares	Janus Henderson VIT Enterprise Portfolio: Institutional Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
NCPG	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I	5/1/2020
NCPGI	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I	5/1/2020
NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I	5/1/2020
NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I	5/1/2020
NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I	5/1/2020
NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I	5/1/2020
NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I	5/1/2020
NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
VWBF	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class	5/1/2020

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in — first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge (includes any Administrative Expense and Premium Expense Charges) - assessed through a surrender of units	Equal, on an annual basis, to 0.50% - 1.60% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	0.0% - 9.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	0.04% - 3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	Varies widely based on the underwriting characteristics of the insured
Administrative Charge - assessed through a surrender of units	$7.50 - $80 per policy, per month; in some products .25% - .40% of the subaccount assets
Increase Charge	$0.17 per $1,000 of specified amount increase
Surrender Charge - assessed through a surrender of units	$0.00 - $27.94 per $1,000 of a policy’s specified amount; in single premium policies 0.0% - 10% - of the premium surrendered
Policy Loan Interest Charge - assessed through a surrender of units	6% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $5.73 per $1,000 of the rider’s net amount risk
Guaranteed Minimum Death Benefit Rider	$0.01 - $4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Base Insured Term Rider Charge	$0.02 - $83.34 per $1,000 of the rider’s death benefit
Estate Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy specified amount

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the years ended December 31, 2020 and 2019, total front-end sales charge deductions were $1,009,416 and $1,060,388, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For last survivor flexible premium policies issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium policies issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium policies issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment policies, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life policies, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to 90% (50% during first year of single and modified single premium policies) of a policy’s cash surrender value. For single premium policies issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium policies issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium policies, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $23,110,379 and $20,138,406, respectively, and total transfers from the Separate Account to the fixed account were $22,222,114 and $14,602,694, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$726,465,736	$-	$-	$726,465,736

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$176	$164
ALVGIA	39,712	58,174
ALVSVA	196,076	223,364
ACVB	522,064	914,250
ACVCA	178,734	201,073
ACVI	236,737	43,766
ACVIG	153,378	302,419
ACVIP2	157,730	295,197
ACVMV1	37,788	776,526
ACVU1	863,337	1,936,946
BRVHYI	613,004	141,379
MLVGA2	166,340	327,056
DCAP	470,144	638,129
DGI	157,271	141,898
DSC	17,781	78,144
DSIF	4,180,067	4,753,192
DSRG	318,354	567,638
DVSCS	177,808	261,852
DWVSVS	45,763	88,176
DFVGMI	29,107	817
DFVIPS	43,594	21,065
DSGIBA	75,847	18,491
FQB	853,359	165,368
FVU2	18,900	2,055
FAMP	524,331	1,015,703
FCS	886,106	49,569
FEIP	2,579,840	2,600,906
FEMS	125,448	37,852
FF10S	50,401	27,139
FF20S	118,736	201,685
FF30S	232,188	149,636
FGP	9,674,197	10,983,393
FHIP	474,826	568,541
FIGBS	948,777	594,817
FMCS	105,903	631,334
FNRS2	106,485	101,001
FOP	76,045	388,705
FOS	381,838	394,107
FRESS	73,310	53,698
FVSS	180,665	81,031

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FTVDM2	48,754	247,302
FTVFA2	75,615	47,811
FTVGI2	190,532	630,602
FTVIS2	100,467	148,471
FTVRDI	314,034	616,052
FTVSVI	290,813	195,391
TIF	1,301	1,474
TIF2	53,809	264,349
GVGMNS	1,463	2,395
GVMSAS	6,321	104
RVARS	28,774	38,575
ACEG	142,956	33,361
AVBVI	1,191	412
AVMCCI	42,427	11,288
IVBRA1	71,208	33,208
OVAG	1,066,726	235,148
OVB	1,087,695	454,772
OVGI	122,257	295,497
OVGS	1,072,268	2,099,251
OVIG	150,037	55,562
OVMS	330,598	386,387
OVSB	16,093	23,036
OVSC	34,320	192,607
WRASP	56,956	332,915
WRHIP	168,702	135,158
WRMCG	276,626	61,796
JABS	684,007	468,607
JACAS	1,053,672	982,676
JAEI	67,970	68,303
JAGTS	1,753,564	2,499,936
JAIGS	71,077	154,065
LOVTRC	9,840	13,055
MNDIC	405,203	118,175
MV2IGI	295,946	377,758
MVFIC	277,119	508,316
MVIGIC	254,106	124,556
MSEM	153,507	194,830
MSVFI	536,310	261,891
MSVRE	51,315	82,871
DTRTFB	593	1,377
EIF	74,071	103,802
GBF	511,658	731,058
GEM	96,840	307,571
GIG	161,861	474,414
GVAAA2	454,894	469,698
GVABD2	79,685	162,494
GVAGG2	292,166	202,606
GVAGI2	126,196	53,252
GVAGR2	759,341	697,350
GVDMA	491,536	580,664
GVDMC	39,358	136,669
GVEX1	1,191,183	593,573
GVIDA	158,133	75,781
GVIDC	29,578	77,804
GVIDM	197,799	489,542
GVIX2	623,016	71,617
HIBF	414,498	166,994
IDPG	9	153
MCIF	582,439	581,324
MSBF	70,670	621,684

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NCPGI	25	2
NVAMV1	274,141	863,527
NVAMVX	1,636,430	27,001
NVBX	69,634	275,524
NVCBD1	311,729	280,753
NVCCA1	50,533	59,566
NVCCN1	80,313	64,400
NVCMA1	36,892	226,776
NVCMC1	10,975	18,031
NVCMD1	44,660	82,685
NVCRA1	8,552	62,740
NVCRB1	10,791	19,700
NVDBL2	15,351	17,542
NVDCA2	17,021	16,430
NVDCAP	169,828	2,615
NVFIII	31,549	3,539
NVGEII	14	25
NVIDMP	373,525	56,516
NVIX	123,775	66,602
NVLCP1	180,544	162,919
NVMIG1	1,735,175	673,941
NVMIVX	310,475	13,667
NVMLG1	1,951,322	782,159
NVMMG1	5,466,004	3,331,056
NVMMV2	663,258	1,326,526
NVNMO1	1,266,408	1,763,437
NVNSR1	32,201	26,915
NVOLG1	8,723,385	7,559,580
NVRE1	211,242	960,945
NVSIX2	112,179	35,521
NVSTB2	360,414	211,620
NVTIV3	4,895	7,608
SAM	14,695,680	14,325,756
SCF	793,663	1,290,831
SCGF	900,288	715,800
SCVF	142,484	264,642
TRF	4,880,415	4,642,932
AMCG	147,705	120,910
AMINS	1,502	391
AMMCGS	129,859	66,318
AMRS	48	3,961
AMSRS	310,709	169,569
AMTB	379,000	248,015
NOTB3	359	514
NOTG3	69	137
NOTMG3	26	3
PMVAAA	32,734	9,596
PMVFBA	55,051	62,960
PMVLDA	134,390	125,120
PMVRSA	22,372	228
PMVTRA	205,123	43,321
PVEIB	107,463	87,312
PVGOB	399,994	379,297
PVTIGB	91,068	72,113
TRHS2	761,621	1,021,284
TRLT2	4,280	234
VWBF	102,483	122,718
VWEM	433,842	589,072
VWHA	217,276	335,942
VRVDRI	9,640	24,666

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

SVDF	169,713	52,450
SVOF	192,379	163,949
WFVSCG	211,502	99,264
GVDIVI	66,282	467,409
IVKMG1	91,266	295,004
NVLCAP	2,820	171,790
NVLMP	16,416	269,168
NVMLV1	535,496	1,329,523

	$94,341,528	$95,405,713

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2020			0.80%	18			$14.87	$268	1.77%			4.19%
2019			0.80%	18			14.27	257	2.09%			14.59%
2018			0.80%	9			12.45	112	1.96%			-7.81%
2017			0.80%	1			13.51	14	1.22%			13.76%
2016			0.80%	14			11.87	166	0.67%			2.77%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2020	0.00%	to	0.80%	9,985	43.48	to	37.75	400,569	1.51%	2.72%	to	1.90%
2019	0.00%	to	0.80%	11,184	42.33	to	37.04	438,991	1.25%	23.91%	to	22.93%
2018	0.00%	to	0.80%	11,311	34.16	to	30.13	357,883	0.96%	-5.61%	to	-6.36%
2017	0.00%	to	0.80%	11,414	36.19	to	32.18	384,234	1.43%	18.92%	to	17.98%
2016	0.00%	to	0.80%	12,562	30.43	to	27.28	356,845	1.05%	11.30%	to	10.42%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.00%	to	0.80%	16,852	55.35	to	48.06	862,434	1.00%	3.37%	to	2.55%
2019	0.00%	to	0.80%	18,146	53.55	to	46.86	900,690	0.58%	20.10%	to	19.14%
2018	0.00%	to	0.80%	20,368	44.59	to	39.33	842,341	0.48%	-15.03%	to	-15.71%
2017	0.00%	to	0.80%	22,186	52.47	to	46.66	1,084,321	0.44%	13.15%	to	12.25%
2016	0.00%	to	0.80%	27,662	46.38	to	41.57	1,199,444	0.67%	25.09%	to	24.09%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2020	0.00%	to	1.00%	142,764	52.10	to	25.89	5,577,178	1.17%	12.53%	to	11.41%
2019	0.00%	to	1.00%	154,992	46.30	to	23.24	5,580,785	1.55%	19.85%	to	18.66%
2018	0.00%	to	1.00%	162,951	38.63	to	19.58	4,984,865	1.40%	-3.83%	to	-4.79%
2017	0.00%	to	1.00%	176,047	40.17	to	20.57	5,781,607	1.56%	13.91%	to	12.78%
2016	0.00%	to	1.00%	178,035	35.27	to	18.24	5,146,349	1.58%	6.99%	to	5.93%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2020	0.00%	to	1.00%	37,563	82.80	to	36.44	1,904,603	0.00%	42.46%	to	41.04%
2019	0.00%	to	1.00%	43,716	58.12	to	25.84	1,501,748	0.00%	35.56%	to	34.22%
2018	0.00%	to	1.00%	52,029	42.88	to	19.25	1,282,005	0.00%	-5.20%	to	-6.15%
2017	0.00%	to	1.00%	63,028	45.23	to	20.51	1,590,508	0.00%	21.79%	to	20.58%
2016	0.00%	to	1.00%	70,579	37.13	to	17.01	1,459,428	0.00%	3.23%	to	2.20%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2020	0.00%	to	1.00%	26,458	49.31	to	18.42	743,971	0.47%	25.88%	to	24.63%
2019	0.00%	to	1.00%	15,473	39.17	to	14.78	446,208	0.86%	28.42%	to	27.14%
2018	0.00%	to	1.00%	15,888	30.50	to	11.62	359,511	1.28%	-15.22%	to	-16.07%
2017	0.00%	to	1.00%	16,842	35.98	to	13.85	450,866	0.94%	31.21%	to	29.90%
2016	0.00%	to	1.00%	24,430	27.42	to	10.66	471,197	1.06%	-5.50%	to	-6.44%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.00%	to	1.00%	46,981	40.45	to	26.65	1,680,005	1.96%	11.81%	to	10.70%
2019	0.00%	to	1.00%	54,791	36.18	to	24.07	1,762,527	2.09%	23.95%	to	22.72%
2018	0.00%	to	1.00%	54,209	29.19	to	19.62	1,420,904	1.92%	-6.87%	to	-7.80%
2017	0.00%	to	1.00%	58,537	31.34	to	21.28	1,660,296	2.25%	20.49%	to	19.29%
2016	0.00%	to	1.00%	94,337	26.01	to	17.84	2,054,209	2.36%	13.48%	to	12.36%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.00%	to	0.80%	28,701	19.53	to	16.96	514,695	1.25%	9.55%	to	8.68%
2019	0.00%	to	0.80%	36,595	17.83	to	15.60	601,513	2.32%	8.90%	to	8.03%
2018	0.00%	to	0.80%	64,811	16.37	to	14.44	989,957	2.83%	-2.82%	to	-3.60%
2017	0.00%	to	0.80%	62,077	16.85	to	14.98	984,277	2.61%	3.67%	to	2.85%
2016	0.00%	to	0.80%	64,675	16.25	to	14.57	993,812	1.85%	4.39%	to	3.56%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.00%	to	0.80%	35,934	42.07	to	37.11	1,400,167	1.69%	1.21%	to	0.40%
2019	0.00%	to	0.80%	56,551	41.57	to	36.96	2,189,116	2.07%	29.15%	to	28.12%
2018	0.00%	to	0.80%	68,042	32.18	to	28.85	2,047,913	1.40%	-12.84%	to	-13.53%
2017	0.00%	to	0.80%	70,812	36.92	to	33.37	2,453,645	1.52%	11.69%	to	10.81%
2016	0.00%	to	0.80%	91,289	33.06	to	30.11	2,844,166	1.70%	22.85%	to	21.88%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2020	0.00%	to	1.00%	3,458	62.85	to	52.15	182,152	0.00%	49.85%	to	48.36%
2019	0.00%	to	1.00%	28,843	41.94	to	35.15	1,015,024	0.00%	34.58%	to	33.24%
2018	0.00%	to	1.00%	28,727	31.16	to	26.38	758,778	0.26%	0.76%	to	-0.25%
2017	0.00%	to	1.00%	28,800	30.93	to	26.45	762,578	0.02%	32.22%	to	30.91%
2016	0.00%	to	1.00%	809	23.39	to	20.20	17,047	0.76%	4.45%	to	3.41%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2020	0.50%	to	0.80%	55,269	12.22	to	12.09	675,478	4.98%	6.73%	to	6.41%
2019	0.50%	to	0.80%	18,555	11.45	to	11.36	212,452	5.54%	14.71%	to	14.37%
2018	0.50%	to	0.80%	5,916	9.98	to	9.93	59,027	5.63%	-3.14%	to	-3.44%
2017	0.50%	to	0.80%	949	10.31	to	10.29	9,780	2.38%	3.07%	to	2.87%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2020	0.00%	to	0.80%	79,733	25.61	to	23.33	1,927,227	1.16%	20.80%	to	19.84%
2019	0.00%	to	0.80%	93,183	21.20	to	19.47	1,871,842	1.14%	17.83%	to	16.89%
2018	0.00%	to	0.80%	102,683	17.99	to	16.65	1,757,365	0.64%	-7.52%	to	-8.26%
2017	0.00%	to	0.80%	157,091	19.45	to	18.15	2,935,969	1.16%	13.74%	to	12.84%
2016	0.00%	to	0.80%	177,260	17.10	to	16.09	2,925,866	1.12%	3.96%	to	3.13%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	to	1.00%	97,929	61.04	to	33.18	5,180,021	0.79%	23.69%	to	22.46%
2019	0.00%	to	1.00%	110,653	49.35	to	27.09	4,745,452	1.17%	36.10%	to	34.74%
2018	0.00%	to	1.00%	118,233	36.26	to	20.11	3,730,581	1.26%	-6.85%	to	-7.78%
2017	0.00%	to	1.00%	127,283	38.93	to	21.80	4,320,702	1.33%	27.33%	to	26.07%
2016	0.00%	to	1.00%	141,818	30.57	to	17.29	3,803,048	1.62%	7.90%	to	6.83%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2020	0.00%	to	1.00%	35,089	57.85	to	31.52	1,797,969	0.77%	24.63%	to	23.39%
2019	0.00%	to	1.00%	37,988	46.41	to	25.54	1,550,484	1.08%	29.12%	to	27.84%
2018	0.00%	to	1.00%	44,464	35.95	to	19.98	1,381,884	0.80%	-4.68%	to	-5.64%
2017	0.00%	to	1.00%	47,631	37.71	to	21.18	1,559,084	0.74%	19.71%	to	18.52%
2016	0.00%	to	1.00%	51,914	31.50	to	17.87	1,428,081	1.20%	10.03%	to	8.94%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2020	0.00%	to	0.80%	8,427	38.23	to	33.19	291,482	0.67%	19.89%	to	18.94%
2019	0.00%	to	0.80%	10,752	31.88	to	27.90	313,524	0.00%	21.78%	to	20.81%
2018	0.00%	to	0.80%	10,737	26.18	to	23.10	258,325	0.00%	-19.08%	to	-19.73%
2017	0.00%	to	0.80%	10,608	32.35	to	28.77	318,008	0.00%	24.68%	to	23.69%
2016	0.00%	to	0.80%	14,463	25.95	to	23.26	349,909	0.00%	17.07%	to	16.14%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.00%	to	1.00%	548,003	85.95	to	30.26	52,100,959	1.58%	18.01%	to	16.83%
2019	0.00%	to	1.00%	606,380	72.84	to	25.90	48,346,728	1.72%	31.18%	to	29.88%
2018	0.00%	to	1.00%	669,994	55.52	to	19.94	40,984,804	1.65%	-4.63%	to	-5.59%
2017	0.00%	to	1.00%	746,832	58.22	to	21.12	48,222,612	1.70%	21.54%	to	20.33%
2016	0.00%	to	1.00%	823,181	47.90	to	17.55	44,003,898	2.01%	11.71%	to	10.60%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	0.00%	to	1.00%	123,939	65.79	to	21.82	9,667,229	1.09%	24.14%	to	22.91%
2019	0.00%	to	1.00%	125,019	52.99	to	17.76	8,207,582	1.46%	34.36%	to	33.02%
2018	0.00%	to	1.00%	132,225	39.44	to	13.35	6,509,504	1.76%	-4.40%	to	-5.36%
2017	0.00%	to	1.00%	140,984	41.26	to	14.10	7,221,620	1.15%	15.33%	to	14.19%
2016	0.00%	to	1.00%	151,270	35.77	to	12.35	6,723,873	1.30%	10.37%	to	9.28%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.00%	to	1.00%	48,520	49.94	to	41.43	2,199,155	1.08%	10.64%	to	9.54%
2019	0.00%	to	1.00%	54,408	45.14	to	37.83	2,234,991	1.10%	22.21%	to	21.00%
2018	0.00%	to	1.00%	82,256	36.93	to	31.26	2,733,048	0.74%	-8.97%	to	-9.89%
2017	0.00%	to	1.00%	67,811	40.57	to	34.69	2,549,012	0.65%	12.40%	to	11.29%
2016	0.00%	to	1.00%	81,367	36.10	to	31.17	2,725,441	0.84%	25.73%	to	24.48%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.50%	to	0.80%	15,625	17.84	to	17.43	278,548	1.08%	-2.66%	to	-2.96%
2019	0.50%	to	0.80%	20,316	18.33	to	17.96	372,107	0.79%	27.08%	to	26.70%
2018	0.50%	to	0.80%	20,350	14.42	to	14.18	293,355	0.59%	-17.36%	to	-17.61%
2017	0.50%	to	0.80%	28,703	17.45	to	17.21	500,688	0.80%	11.20%	to	10.87%
2016	0.50%	to	0.80%	30,134	15.69	to	15.52	472,696	0.51%	30.43%	to	30.04%
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2020			0.50%	4,754			13.11	62,343	1.93%			10.73%
2019			0.50%	2,480			11.84	29,370	2.35%			17.54%
2018			0.50%	2,498			10.08	25,169	2.41%			-7.36%
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2020			0.50%	23,554			12.04	283,563	1.14%			11.16%
2019			0.50%	21,935			10.83	237,559	1.62%			7.92%
2018			0.50%	22,021			10.04	220,995	2.15%			-1.83%
2017			0.50%	21,031			10.22	214,986	2.71%			2.75%
2016			0.50%	2,258			9.95	22,463	1.21%			-0.52%	****
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2020	0.50%	to	0.80%	45,291	14.24	to	14.04	644,591	3.14%	7.74%	to	7.41%
2019	0.50%	to	0.80%	43,136	13.21	to	13.07	569,890	1.59%	19.57%	to	19.21%
2018	0.50%	to	0.80%	10,462	11.05	to	10.96	115,579	5.36%	-8.13%	to	-8.40%
2017	0.50%	to	0.80%	11,558	12.03	to	11.97	139,024	2.53%	15.96%	to	15.61%
2016	0.50%	to	0.80%	860	10.37	to	10.35	8,917	0.00%	3.73%	to	3.53%	****
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.00%	to	1.00%	86,638	23.49	to	19.49	1,768,411	2.65%	8.12%	to	7.04%
2019	0.00%	to	1.00%	52,411	21.73	to	18.21	1,030,607	3.07%	9.44%	to	8.35%
2018	0.00%	to	1.00%	56,401	19.85	to	16.80	1,020,724	3.28%	-0.59%	to	-1.59%
2017	0.00%	to	1.00%	61,307	19.97	to	17.08	1,117,231	3.34%	4.04%	to	3.00%
2016	0.00%	to	1.00%	63,907	19.20	to	16.58	1,124,378	3.69%	3.82%	to	2.79%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2020	0.50%	to	0.80%	7,410	10.92	to	10.84	80,927	2.50%	0.43%	to	0.13%
2019	0.50%	to	0.80%	5,959	10.88	to	10.83	64,793	2.01%	19.63%	to	19.27%
2018	0.50%	to	0.80%	5,622	9.09	to	9.08	51,110	0.00%	-9.09%	to	-9.19%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	0.00%	to	1.00%	186,706	49.02	to	23.57	10,841,616	1.50%	14.87%	to	13.73%
2019	0.00%	to	1.00%	209,936	42.68	to	20.73	10,221,231	1.77%	18.25%	to	17.07%
2018	0.00%	to	1.00%	224,776	36.09	to	17.71	9,333,955	1.64%	-5.35%	to	-6.30%
2017	0.00%	to	1.00%	250,426	38.13	to	18.90	10,927,217	1.86%	14.10%	to	12.97%
2016	0.00%	to	1.00%	267,459	33.42	to	16.73	10,302,811	1.43%	3.07%	to	2.05%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2020	0.50%	to	0.80%	74,520	14.38	to	14.31	1,071,307	0.14%	29.78%	to	29.39%
2019	0.50%	to	0.80%	2,386	11.08	to	11.06	26,431	0.21%	10.79%	to	10.57%	****
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	0.00%	to	1.00%	360,367	59.69	to	28.50	38,760,705	1.83%	6.69%	to	5.63%
2019	0.00%	to	1.00%	390,019	55.95	to	26.98	38,852,436	2.01%	27.44%	to	26.18%
2018	0.00%	to	1.00%	417,741	43.90	to	21.38	32,915,190	2.21%	-8.29%	to	-9.21%
2017	0.00%	to	1.00%	466,480	47.87	to	23.55	39,887,139	1.68%	12.89%	to	11.77%
2016	0.00%	to	1.00%	539,019	42.40	to	21.07	39,326,384	2.28%	18.02%	to	16.85%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2020	0.50%	to	0.80%	23,496	13.94	to	13.83	327,548	0.96%	30.52%	to	30.13%
2019	0.50%	to	0.80%	18,993	10.68	to	10.63	202,855	1.62%	28.66%	to	28.27%
2018	0.50%	to	0.80%	15,018	8.30	to	8.29	124,677	0.99%	-16.98%	to	-17.15%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.50%	to	0.80%	18,901	24.42	to	23.30	460,195	1.25%	11.83%	to	11.50%
2019	0.50%	to	0.80%	18,832	21.83	to	20.89	410,033	2.01%	15.42%	to	15.07%
2018	0.50%	to	0.80%	20,411	18.92	to	18.16	385,171	1.53%	-4.59%	to	-4.87%
2017	0.50%	to	0.80%	21,611	19.83	to	19.09	427,518	1.44%	12.43%	to	12.09%
2016	0.50%	to	0.80%	22,599	17.63	to	17.03	397,112	1.40%	4.75%	to	4.44%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.00%	to	0.80%	41,470	29.45	to	25.98	1,124,341	1.16%	14.92%	to	14.00%
2019	0.00%	to	0.80%	47,862	25.63	to	22.79	1,138,515	2.03%	20.01%	to	19.05%
2018	0.00%	to	0.80%	53,908	21.36	to	19.15	1,073,818	1.24%	-5.98%	to	-6.73%
2017	0.00%	to	0.80%	69,681	22.72	to	20.53	1,483,298	1.40%	16.47%	to	15.55%
2016	0.00%	to	0.80%	75,093	19.50	to	17.77	1,377,594	1.54%	6.04%	to	5.20%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.00%	to	0.80%	49,877	33.05	to	29.16	1,514,647	1.17%	16.76%	to	15.83%
2019	0.00%	to	0.80%	49,805	28.31	to	25.18	1,303,811	1.81%	24.37%	to	23.38%
2018	0.00%	to	0.80%	53,527	22.76	to	20.40	1,133,726	1.22%	-7.88%	to	-8.62%
2017	0.00%	to	0.80%	59,078	24.71	to	22.33	1,363,847	1.31%	20.82%	to	19.86%
2016	0.00%	to	0.80%	59,883	20.45	to	18.63	1,148,392	1.37%	6.52%	to	5.67%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	0.00%	to	1.30%	542,351	103.25	to	172.01	102,416,203	0.07%	43.89%	to	42.04%
2019	0.00%	to	1.30%	691,597	71.75	to	121.10	79,192,941	0.26%	34.31%	to	32.58%
2018	0.00%	to	1.30%	692,945	53.42	to	91.34	62,516,565	0.24%	-0.17%	to	-1.47%
2017	0.00%	to	1.30%	755,698	53.51	to	92.70	68,542,895	0.22%	35.13%	to	33.39%
2016	0.00%	to	1.30%	811,760	39.60	to	69.49	55,021,457	0.04%	0.80%	to	-0.50%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	0.00%	to	1.00%	132,097	32.33	to	22.17	7,322,290	5.01%	2.75%	to	1.72%
2019	0.00%	to	1.00%	141,469	31.47	to	21.79	7,595,846	5.15%	15.11%	to	13.96%
2018	0.00%	to	1.00%	149,247	27.34	to	19.12	7,020,295	5.40%	-3.29%	to	-4.25%
2017	0.00%	to	1.00%	185,066	28.26	to	19.97	8,410,523	5.07%	6.93%	to	5.87%
2016	0.00%	to	1.00%	224,220	26.43	to	18.86	9,126,380	5.33%	14.61%	to	13.47%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.00%	to	0.80%	137,001	21.56	to	18.72	2,732,831	2.22%	9.25%	to	8.38%
2019	0.00%	to	0.80%	120,310	19.74	to	17.27	2,209,131	2.65%	9.58%	to	8.71%
2018	0.00%	to	0.80%	120,824	18.01	to	15.89	2,032,129	2.41%	-0.63%	to	-1.43%
2017	0.00%	to	0.80%	124,747	18.13	to	16.12	2,118,770	2.35%	4.16%	to	3.33%
2016	0.00%	to	0.80%	128,902	17.40	to	15.60	2,108,236	2.33%	4.63%	to	3.80%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.00%	to	0.80%	94,515	72.21	to	62.69	6,255,516	0.56%	18.04%	to	17.10%
2019	0.00%	to	0.80%	104,795	61.18	to	53.54	5,901,648	0.79%	23.35%	to	22.37%
2018	0.00%	to	0.80%	119,729	49.60	to	43.75	5,491,090	0.55%	-14.64%	to	-15.32%
2017	0.00%	to	0.80%	131,865	58.10	to	51.67	7,125,231	0.61%	20.70%	to	19.74%
2016	0.00%	to	0.80%	147,825	48.14	to	43.15	6,647,729	0.41%	12.11%	to	11.22%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.00%	to	0.80%	64,509	11.29	to	9.96	675,050	2.59%	-32.88%	to	-33.42%
2019	0.00%	to	0.80%	65,125	16.82	to	14.96	1,019,156	1.74%	9.82%	to	8.95%
2018	0.00%	to	0.80%	71,950	15.32	to	13.73	1,029,082	0.69%	-24.77%	to	-25.37%
2017	0.00%	to	0.80%	73,490	20.36	to	18.39	1,402,787	1.35%	-2.78%	to	-3.55%
2016	0.00%	to	0.80%	89,056	20.94	to	19.07	1,756,109	0.48%	33.51%	to	32.45%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	0.00%	to	1.00%	105,502	40.66	to	19.71	4,748,629	0.44%	15.61%	to	14.46%
2019	0.00%	to	1.00%	113,238	35.17	to	17.22	4,462,671	1.72%	27.77%	to	26.49%
2018	0.00%	to	1.00%	125,498	27.53	to	13.61	3,824,361	1.47%	-14.81%	to	-15.66%
2017	0.00%	to	1.00%	148,395	32.31	to	16.14	5,238,100	1.41%	30.28%	to	28.99%
2016	0.00%	to	1.00%	160,556	24.80	to	12.51	4,407,674	1.38%	-5.06%	to	-6.00%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	0.00%	to	0.80%	343,121	14.65	to	14.00	4,878,974	0.36%	15.49%	to	14.57%
2019	0.00%	to	0.80%	347,031	12.68	to	12.22	4,294,084	1.71%	27.67%	to	26.66%
2018	0.00%	to	0.80%	336,116	9.93	to	9.65	3,274,448	1.45%	-14.88%	to	-15.57%
2017	0.00%	to	0.80%	362,521	11.67	to	11.43	4,171,244	1.34%	30.10%	to	29.07%
2016	0.00%	to	0.80%	373,222	8.97	to	8.85	3,318,292	1.32%	-5.12%	to	-5.88%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2020	0.50%	to	0.80%	6,354	10.89	to	10.77	69,169	2.96%	-7.07%	to	-7.35%
2019	0.50%	to	0.80%	4,895	11.72	to	11.63	57,303	3.44%	22.47%	to	22.10%
2018			0.50%	1,385			9.57	13,252	3.54%			-6.78%
2017			0.50%	1,224			10.26	12,563	1.65%			2.64%	****

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.00%	to	1.00%	22,769	40.47	to	33.58	823,207	1.24%	8.18%	to	7.10%
2019	0.00%	to	1.00%	20,422	37.41	to	31.35	688,068	1.58%	34.29%	to	32.96%
2018	0.00%	to	1.00%	21,138	27.86	to	23.58	533,154	0.86%	-17.33%	to	-18.16%
2017	0.00%	to	1.00%	28,520	33.70	to	28.81	890,352	1.40%	19.21%	to	18.03%
2016	0.00%	to	1.00%	31,103	28.27	to	24.41	818,990	1.01%	9.48%	to	8.39%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.00%	to	0.80%	37,053	15.63	to	14.82	560,461	4.04%	17.18%	to	16.25%
2019	0.00%	to	0.80%	55,113	13.34	to	12.74	714,807	1.03%	26.70%	to	25.69%
2018	0.00%	to	0.80%	60,005	10.53	to	10.14	617,248	0.81%	-15.79%	to	-16.47%
2017	0.00%	to	0.80%	88,911	12.50	to	12.14	1,091,614	0.98%	40.41%	to	39.29%
2016	0.00%	to	0.80%	79,668	8.90	to	8.71	700,074	0.84%	17.44%	to	16.51%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.50%	to	0.80%	11,163	18.65	to	17.96	207,223	1.45%	11.19%	to	10.85%
2019	0.00%	to	0.80%	12,621	17.79	to	16.20	211,274	3.58%	19.86%	to	18.90%
2018	0.00%	to	0.80%	13,925	14.84	to	13.62	195,650	2.88%	-9.65%	to	-10.37%
2017	0.00%	to	0.80%	19,685	16.42	to	15.20	308,731	2.66%	11.98%	to	11.09%
2016	0.00%	to	0.80%	20,348	14.67	to	13.68	286,346	3.82%	13.18%	to	12.28%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.00%	to	0.80%	120,198	9.97	to	9.46	1,162,446	8.56%	-5.28%	to	-6.04%
2019	0.00%	to	0.80%	173,186	10.53	to	10.06	1,774,820	7.25%	2.01%	to	1.20%
2018	0.00%	to	0.80%	197,270	10.32	to	9.94	1,992,180	0.00%	1.94%	to	1.12%
2017	0.00%	to	0.80%	209,021	10.13	to	9.83	2,081,175	0.00%	1.93%	to	1.12%
2016	0.00%	to	0.80%	209,199	9.94	to	9.73	2,052,183	0.00%	2.94%	to	2.12%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.00%	to	0.80%	60,300	22.35	to	19.88	1,251,363	6.02%	0.69%	to	-0.11%
2019	0.00%	to	0.80%	66,232	22.20	to	19.90	1,374,053	5.42%	16.06%	to	15.13%
2018	0.00%	to	0.80%	68,998	19.13	to	17.28	1,239,061	4.82%	-4.30%	to	-5.07%
2017	0.00%	to	0.80%	80,926	19.99	to	18.21	1,530,849	4.10%	9.67%	to	8.80%
2016	0.00%	to	0.80%	82,298	18.22	to	16.73	1,426,153	4.97%	14.02%	to	13.12%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%	to	0.80%	86,192	55.63	to	48.30	4,414,007	1.49%	16.23%	to	15.30%
2019	0.00%	to	0.80%	98,970	47.86	to	41.89	4,383,042	1.46%	29.58%	to	28.55%
2018	0.00%	to	0.80%	112,291	36.94	to	32.59	3,853,727	1.44%	-4.84%	to	-5.60%
2017	0.00%	to	0.80%	122,690	38.82	to	34.52	4,441,962	1.73%	20.85%	to	19.89%
2016	0.00%	to	0.80%	136,583	32.12	to	28.79	4,106,225	1.46%	16.33%	to	15.40%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2020	0.00%	to	0.80%	45,146	57.30	to	49.75	2,373,580	1.72%	5.41%	to	4.57%
2019	0.00%	to	0.80%	46,596	54.36	to	47.57	2,334,779	1.30%	26.72%	to	25.72%
2018	0.00%	to	0.80%	56,071	42.90	to	37.84	2,227,020	1.13%	-12.69%	to	-13.39%
2017	0.00%	to	0.80%	61,407	49.13	to	43.69	2,806,943	0.72%	10.92%	to	10.03%
2016	0.00%	to	0.80%	66,556	44.29	to	39.71	2,756,142	1.05%	30.54%	to	29.50%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2020	0.00%	to	0.80%	1,555	28.53	to	24.77	40,880	3.59%	-0.92%	to	-1.71%
2019	0.00%	to	0.80%	1,613	28.80	to	25.20	43,011	2.05%	12.84%	to	11.94%
2018	0.00%	to	0.80%	2,128	25.52	to	22.51	50,444	2.91%	-15.27%	to	-15.95%
2017	0.00%	to	0.80%	2,267	30.12	to	26.78	63,707	2.88%	17.02%	to	16.09%
2016	0.00%	to	0.80%	2,858	25.74	to	23.07	68,905	2.16%	7.49%	to	6.64%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.00%	to	0.80%	55,282	9.61	to	9.11	515,859	3.33%	-1.16%	to	-1.95%
2019	0.00%	to	0.80%	79,633	9.72	to	9.29	754,210	1.88%	12.53%	to	11.63%
2018	0.00%	to	0.80%	123,707	8.64	to	8.32	1,045,051	2.76%	-15.44%	to	-16.12%
2017	0.00%	to	0.80%	109,184	10.22	to	9.92	1,096,058	2.60%	16.69%	to	15.77%
2016	0.00%	to	0.80%	113,377	8.75	to	8.57	979,882	2.05%	7.18%	to	6.32%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.50%	to	0.80%	2,962	14.45	to	14.08	42,549	0.28%	3.59%	to	3.28%
2019	0.50%	to	0.80%	3,068	13.94	to	13.63	42,547	1.48%	11.38%	to	11.04%
2018	0.50%	to	0.80%	3,125	12.52	to	12.27	38,931	0.66%	-4.82%	to	-5.10%
2017	0.50%	to	0.80%	3,190	13.15	to	12.93	41,788	0.80%	12.55%	to	12.21%
2016			0.80%	873			11.52	10,061	0.28%			3.51%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Variable Insurance Trust - Go ldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020			0.50%	625			10.87	6,796	2.91%			6.19%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.50%	to	0.80%	5,688	11.33	to	11.07	64,352	1.34%	6.85%	to	6.53%
2019	0.50%	to	0.80%	6,699	10.60	to	10.39	70,946	2.23%	4.49%	to	4.18%
2018	0.50%	to	0.80%	5,241	10.14	to	9.97	53,117	0.00%	-5.55%	to	-5.84%
2017	0.50%	to	0.80%	13,139	10.74	to	10.59	141,056	0.00%	3.16%	to	2.85%
2016	0.50%	to	0.80%	4,053	10.41	to	10.30	42,171	0.11%	-0.98%	to	-1.27%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2020	0.00%	to	0.80%	11,929	38.01	to	35.47	437,403	0.08%	42.35%	to	41.22%
2019	0.00%	to	0.80%	9,418	26.70	to	25.11	243,820	0.00%	36.76%	to	35.67%
2018	0.00%	to	0.80%	10,144	19.53	to	18.51	192,604	0.00%	-3.62%	to	-4.40%
2017	0.00%	to	0.80%	5,178	20.26	to	19.36	103,592	0.14%	27.34%	to	26.33%
2016	0.00%	to	0.80%	5,163	15.91	to	15.33	81,470	0.00%	2.27%	to	1.46%
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2020			0.00%	173			30.50	5,276	0.42%			5.46%
2019			0.00%	147			28.92	4,251	0.26%			30.61%
2018			0.00%	132			22.14	2,923	0.33%			-19.18%
2017			0.00%	134			27.39	3,671	0.39%			17.44%
2016			0.00%	177			23.33	4,129	0.39%			18.34%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2020	0.50%	to	0.80%	1,724	19.67	to	19.17	33,786	0.96%	8.70%	to	8.38%
2019	0.50%	to	0.80%	130	18.10	to	17.68	2,316	0.50%	24.65%	to	24.28%
2018	0.50%	to	0.80%	139	14.52	to	14.23	1,992	0.07%	-11.80%	to	-12.06%
2017	0.50%	to	0.80%	1,815	16.46	to	16.18	29,862	0.91%	14.35%	to	14.01%
2016	0.50%			61	14.39			878	0.08%	12.87%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2020	0.50%	to	0.80%	25,632	13.98	to	13.70	358,140	8.11%	9.68%	to	9.35%
2019	0.50%	to	0.80%	25,929	12.74	to	12.53	330,162	0.00%	14.63%	to	14.29%
2018	0.50%	to	0.80%	26,687	11.12	to	10.96	296,454	2.31%	-6.93%	to	-7.21%
2017	0.50%	to	0.80%	12,123	11.94	to	11.81	144,625	3.66%	9.61%	to	9.28%
2016	0.50%	to	0.80%	14,594	10.90	to	10.81	158,770	0.45%	11.08%	to	10.75%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.00%	to	1.00%	122,828	27.10	to	19.51	2,837,052	0.03%	40.69%	to	39.29%
2019	0.00%	to	1.00%	85,026	19.26	to	14.01	1,424,032	0.00%	39.36%	to	37.98%
2018	0.00%	to	1.00%	93,540	13.82	to	10.15	1,138,703	0.00%	-6.08%	to	-7.02%
2017	0.00%	to	1.00%	91,278	14.71	to	10.92	1,186,405	0.03%	28.79%	to	27.51%
2016	0.00%	to	1.00%	97,383	11.43	to	8.56	984,863	0.00%	2.33%	to	1.32%
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2020	0.00%	to	1.00%	160,414	23.94	to	15.39	3,792,250	3.07%	9.71%	to	8.62%
2019	0.00%	to	1.00%	117,060	21.82	to	14.17	2,974,342	3.32%	9.53%	to	8.44%
2018	0.00%	to	1.00%	118,667	19.92	to	13.07	2,824,062	3.36%	-1.02%	to	-2.01%
2017	0.00%	to	1.00%	132,233	20.13	to	13.34	3,124,196	2.42%	4.59%	to	3.55%
2016	0.00%	to	1.00%	146,333	19.24	to	12.88	3,274,735	3.70%	3.27%	to	2.25%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	to	1.00%	33,220	34.06	to	27.68	1,031,634	1.42%	13.94%	to	12.81%
2019	0.00%	to	1.00%	45,429	29.89	to	24.54	1,239,435	1.11%	32.08%	to	30.77%
2018	0.00%	to	1.00%	53,848	22.63	to	18.77	1,115,884	1.17%	-7.89%	to	-8.81%
2017	0.00%	to	1.00%	72,191	24.57	to	20.58	1,652,637	1.21%	16.91%	to	15.75%
2016	0.00%	to	1.00%	80,670	21.01	to	17.78	1,580,634	1.01%	11.62%	to	10.51%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.00%	to	1.00%	218,105	122.68	to	38.36	25,860,518	0.70%	27.64%	to	26.37%
2019	0.00%	to	1.00%	236,817	96.12	to	30.35	22,159,620	0.90%	31.79%	to	30.48%
2018	0.00%	to	1.00%	264,280	72.93	to	23.26	18,752,400	1.00%	-13.18%	to	-14.05%
2017	0.00%	to	1.00%	290,466	84.00	to	27.07	24,050,959	0.93%	36.66%	to	35.31%
2016	0.00%	to	1.00%	313,241	61.47	to	20.00	19,016,144	1.06%	0.08%	to	-0.91%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2020	0.50%	to	0.80%	24,708	14.17	to	13.89	349,834	0.88%	20.90%	to	20.53%
2019	0.50%	to	0.80%	18,080	11.72	to	11.52	211,792	1.02%	27.96%	to	27.58%
2018	0.50%	to	0.80%	22,342	9.16	to	9.03	204,562	0.90%	-19.82%	to	-20.06%
2017	0.50%	to	0.80%	18,772	11.43	to	11.30	214,379	1.84%	25.66%	to	25.29%
2016	0.50%	to	0.80%	6,824	9.09	to	9.02	62,019	0.62%	-2.60%	to	-2.90%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2020	0.00%	to	1.30%	108,134	39.25	to	49.12	5,501,163	2.11%	14.86%	to	13.37%
2019	0.00%	to	1.30%	114,742	34.17	to	43.32	5,066,362	2.24%	17.51%	to	16.00%
2018	0.00%	to	1.30%	122,805	29.08	to	37.35	4,653,232	1.98%	-5.32%	to	-6.55%
2017	0.00%	to	1.00%	132,312	30.71	to	15.80	5,283,507	1.97%	9.25%	to	8.17%
2016	0.00%	to	1.00%	145,587	28.11	to	14.60	5,351,911	2.37%	5.26%	to	4.21%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.00%	to	0.80%	14,219	12.67	to	11.87	173,421	5.82%	3.40%	to	2.58%
2019	0.00%	to	0.80%	15,689	12.25	to	11.57	186,600	3.80%	10.80%	to	9.92%
2018	0.00%	to	0.80%	16,659	11.06	to	10.53	179,465	5.67%	-4.40%	to	-5.16%
2017	0.00%	to	0.80%	23,200	11.57	to	11.10	262,223	2.19%	6.27%	to	5.43%
2016	0.00%	to	0.80%	18,016	10.89	to	10.53	192,234	4.94%	6.53%	to	5.69%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.00%	to	0.80%	16,144	68.39	to	59.38	1,009,832	0.61%	19.93%	to	18.97%
2019	0.00%	to	0.80%	20,008	57.03	to	49.91	1,048,740	0.21%	26.47%	to	25.46%
2018	0.00%	to	0.80%	22,444	45.09	to	39.78	934,528	0.30%	-10.32%	to	-11.04%
2017	0.00%	to	0.80%	26,975	50.28	to	44.72	1,269,227	0.77%	14.16%	to	13.25%
2016	0.00%	to	0.80%	36,886	44.05	to	39.49	1,522,817	0.56%	18.05%	to	17.11%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.00%	to	0.80%	47,675	23.61	to	21.51	1,056,409	2.06%	13.88%	to	12.97%
2019	0.00%	to	0.80%	63,120	20.73	to	19.04	1,236,186	1.98%	21.78%	to	20.81%
2018	0.00%	to	0.80%	72,688	17.03	to	15.76	1,178,222	1.70%	-5.44%	to	-6.20%
2017	0.00%	to	0.80%	94,497	18.00	to	16.80	1,627,345	1.49%	18.27%	to	17.33%
2016	0.00%	to	0.80%	121,332	15.22	to	14.32	1,776,643	0.58%	-2.57%	to	-3.34%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.50%	to	0.80%	31,725	15.73	to	15.33	498,059	7.52%	5.50%	to	5.18%
2019	0.50%	to	0.80%	32,369	14.91	to	14.57	481,667	8.39%	10.64%	to	10.31%
2018	0.50%	to	0.80%	76,352	13.48	to	13.21	1,028,174	6.65%	-2.61%	to	-2.90%
2017	0.50%	to	0.80%	45,132	13.84	to	13.61	623,617	5.12%	6.15%	to	5.83%
2016	0.50%	to	0.80%	57,879	13.04	to	12.86	753,710	6.45%	15.61%	to	15.26%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.50%	to	0.80%	28,209	35.53	to	34.61	1,000,340	0.00%	48.26%	to	47.82%
2019	0.50%	to	0.80%	22,022	23.96	to	23.42	526,408	0.00%	37.25%	to	36.84%
2018	0.50%	to	0.80%	26,805	17.46	to	17.11	467,039	0.00%	-0.56%	to	-0.86%
2017	0.50%	to	0.80%	23,964	17.56	to	17.26	420,337	0.00%	26.26%	to	25.89%
2016	0.50%	to	0.80%	24,509	13.90	to	13.71	340,508	0.00%	5.59%	to	5.27%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.00%	to	0.80%	53,935	46.09	to	40.01	2,288,378	1.52%	14.03%	to	13.12%
2019	0.00%	to	0.80%	50,033	40.42	to	35.37	1,869,605	1.73%	22.27%	to	21.30%
2018	0.00%	to	0.80%	84,460	33.05	to	29.16	2,590,024	1.65%	0.43%	to	-0.37%
2017	0.00%	to	0.80%	51,867	32.91	to	29.27	1,600,886	1.35%	18.13%	to	17.20%
2016	0.00%	to	0.80%	50,939	27.86	to	24.98	1,331,153	1.77%	4.32%	to	3.49%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.00%	to	1.00%	136,791	50.48	to	42.87	6,282,469	0.17%	39.03%	to	37.65%
2019	0.00%	to	1.00%	148,037	36.31	to	31.14	4,911,284	0.02%	36.85%	to	35.49%
2018	0.00%	to	1.00%	163,732	26.53	to	22.99	3,981,773	1.24%	1.72%	to	0.70%
2017	0.00%	to	1.00%	182,867	26.08	to	22.83	4,402,317	0.00%	29.99%	to	28.71%
2016	0.00%	to	1.00%	208,603	20.06	to	17.74	3,870,367	0.86%	1.94%	to	0.93%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2020	0.50%	to	0.80%	19,633	18.39	to	18.19	360,997	0.07%	18.88%	to	18.52%
2019	0.50%	to	0.80%	20,863	15.47	to	15.35	322,667	0.20%	34.81%	to	34.41%
2018	0.50%	to	0.80%	19,897	11.48	to	11.42	228,314	0.20%	-0.91%	to	-1.21%
2017	0.50%	to	0.80%	28,276	11.58	to	11.56	327,515	0.10%	15.84%	to	15.61%	****

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.00%	to	1.00%	189,428	36.26	to	30.92	6,229,070	0.00%	50.73%	to	49.23%
2019	0.00%	to	1.00%	237,118	24.06	to	20.72	5,231,848	0.41%	44.82%	to	43.38%
2018	0.00%	to	1.00%	231,044	16.61	to	14.45	3,535,400	1.11%	0.91%	to	-0.10%
2017	0.00%	to	1.00%	232,997	16.46	to	14.46	3,543,074	0.46%	44.91%	to	43.48%
2016	0.00%	to	1.00%	207,330	11.36	to	10.08	2,195,276	0.09%	13.85%	to	12.72%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.00%	to	1.00%	147,441	20.42	to	18.26	2,718,641	1.22%	16.02%	to	14.87%
2019	0.00%	to	1.00%	154,193	17.60	to	15.90	2,460,380	1.84%	26.71%	to	25.45%
2018	0.00%	to	1.00%	162,736	13.89	to	12.67	2,059,773	1.70%	-15.14%	to	-15.99%
2017	0.00%	to	1.00%	225,055	16.37	to	15.09	3,384,935	1.63%	30.80%	to	29.51%
2016	0.00%	to	1.00%	195,510	12.51	to	11.65	2,256,295	4.95%	-6.71%	to	-7.63%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.50%	to	0.80%	14,523	11.77	to	11.60	170,790	2.35%	6.89%	to	6.57%
2019	0.50%	to	0.80%	15,363	11.01	to	10.89	169,036	2.63%	7.87%	to	7.55%
2018	0.50%	to	0.80%	15,033	10.21	to	10.12	153,359	3.39%	-1.52%	to	-1.82%
2017	0.50%	to	0.80%	118,292	10.36	to	10.31	1,225,894	2.50%	3.35%	to	3.04%
2016	0.50%	to	0.80%	112,746	10.03	to	10.01	1,130,586	2.61%	0.28%	to	0.08%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2020	0.50%	to	0.80%	22,300	35.85	to	34.93	798,296	0.00%	45.16%	to	44.73%
2019	0.50%	to	0.80%	14,108	24.70	to	24.14	347,577	0.00%	40.99%	to	40.57%
2018	0.50%	to	0.80%	10,971	17.52	to	17.17	191,599	0.00%	-1.97%	to	-2.27%
2017	0.50%	to	0.80%	6,868	17.87	to	17.57	122,166	0.00%	26.03%	to	25.65%
2016	0.50%	to	0.80%	7,478	14.18	to	13.98	105,666	0.00%	8.51%	to	8.18%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2020	0.00%	to	0.80%	15,971	23.22	to	22.17	364,983	0.46%	22.53%	to	21.55%
2019	0.00%	to	0.80%	23,834	18.95	to	18.24	445,089	0.62%	39.95%	to	38.84%
2018	0.00%	to	0.80%	12,541	13.54	to	13.14	166,510	0.50%	0.81%	to	0.00%
2017	0.00%	to	0.80%	15,791	13.43	to	13.14	209,109	0.62%	28.42%	to	27.41%
2016	0.00%	to	0.80%	17,163	10.46	to	10.31	177,849	0.56%	6.08%	to	5.23%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2020	0.00%	to	0.80%	69,661	51.20	to	44.45	3,285,059	1.57%	3.48%	to	2.65%
2019	0.00%	to	0.80%	79,839	49.48	to	43.30	3,662,631	2.14%	29.80%	to	28.77%
2018	0.00%	to	0.80%	84,027	38.12	to	33.63	2,982,060	1.51%	-10.09%	to	-10.81%
2017	0.00%	to	0.80%	92,663	42.40	to	37.70	3,670,156	1.93%	17.65%	to	16.72%
2016	0.00%	to	0.80%	91,711	36.04	to	32.30	3,099,974	2.28%	14.09%	to	13.18%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2020	0.50%	to	0.80%	11,825	12.59	to	12.53	148,914	1.46%	15.26%	to	14.91%	****
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.00%	to	1.00%	13,742	44.30	to	35.87	538,174	4.35%	5.55%	to	4.49%
2019	0.00%	to	1.00%	15,880	41.97	to	34.32	592,004	5.41%	14.25%	to	13.12%
2018	0.00%	to	1.00%	17,769	36.73	to	30.34	584,539	5.47%	-6.94%	to	-7.88%
2017	0.00%	to	1.00%	21,088	39.47	to	32.94	750,900	5.31%	9.71%	to	8.62%
2016	0.00%	to	1.00%	24,876	35.98	to	30.32	807,405	5.09%	10.55%	to	9.46%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.00%	to	0.80%	29,587	21.24	to	18.44	579,360	2.72%	7.80%	to	6.94%
2019	0.00%	to	0.80%	16,136	19.70	to	17.24	296,369	4.41%	10.88%	to	10.00%
2018	0.00%	to	0.80%	19,713	17.77	to	15.67	327,173	2.50%	-0.65%	to	-1.45%
2017	0.00%	to	0.80%	19,226	17.88	to	15.90	322,748	3.14%	6.24%	to	5.40%
2016	0.00%	to	0.80%	19,559	16.83	to	15.09	310,364	2.00%	6.11%	to	5.27%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2020	0.00%	to	1.00%	12,611	85.97	to	39.65	671,125	2.75%	-16.85%	to	-17.68%
2019	0.00%	to	1.00%	13,946	103.40	to	48.16	882,748	1.88%	18.94%	to	17.76%
2018	0.00%	to	1.00%	14,887	86.94	to	40.90	812,929	2.76%	-7.71%	to	-8.64%
2017	0.00%	to	1.00%	15,331	94.20	to	44.77	928,139	1.65%	3.11%	to	2.09%
2016	0.00%	to	1.00%	24,409	91.36	to	43.85	1,306,761	1.28%	6.81%	to	5.75%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020			0.50%	1,164			11.11	12,933	2.23%			3.22%
2019			0.50%	1,257			10.76	13,530	2.20%			6.05%
2018			0.50%	204			10.15	2,070	2.69%			1.49%	****

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	0.00%	to	0.80%	26,048	45.08	to	39.14	1,073,336	1.75%	3.63%	to	2.80%
2019	0.00%	to	0.80%	28,410	43.50	to	38.07	1,135,328	2.33%	27.31%	to	26.30%
2018	0.00%	to	0.80%	21,230	34.17	to	30.14	668,572	1.75%	-7.26%	to	-8.00%
2017	0.00%	to	0.80%	23,350	36.84	to	32.76	797,191	3.06%	18.00%	to	17.06%
2016	0.00%	to	0.80%	24,904	31.22	to	27.99	724,027	2.66%	17.89%	to	16.95%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.00%	to	1.00%	124,840	29.90	to	18.30	4,754,605	2.05%	6.08%	to	5.03%
2019	0.00%	to	1.00%	133,508	28.19	to	17.42	4,786,268	2.28%	6.27%	to	5.21%
2018	0.00%	to	1.00%	146,016	26.52	to	16.56	4,897,706	2.17%	-0.05%	to	-1.05%
2017	0.00%	to	1.00%	152,318	26.54	to	16.73	5,131,497	2.09%	2.08%	to	1.07%
2016	0.00%	to	1.00%	162,381	25.99	to	16.56	5,391,995	1.91%	0.74%	to	-0.26%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.00%	to	1.00%	41,039	37.72	to	30.34	1,408,030	1.93%	13.30%	to	12.17%
2019	0.00%	to	1.00%	49,822	33.29	to	27.05	1,512,962	2.47%	22.95%	to	21.72%
2018	0.00%	to	1.00%	50,732	27.08	to	22.22	1,258,035	0.61%	-17.42%	to	-18.24%
2017	0.00%	to	1.00%	68,842	32.79	to	27.18	2,073,082	1.36%	41.50%	to	40.10%
2016	0.00%	to	1.00%	91,423	23.17	to	19.40	1,932,364	0.80%	7.72%	to	6.65%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.00%	to	1.00%	170,262	22.69	to	18.63	3,511,530	1.19%	7.95%	to	6.87%
2019	0.00%	to	1.00%	188,940	21.02	to	17.43	3,624,651	2.59%	19.12%	to	17.94%
2018	0.00%	to	1.00%	203,895	17.65	to	14.78	3,299,264	2.01%	-14.53%	to	-15.39%
2017	0.00%	to	1.00%	215,863	20.65	to	17.47	4,102,288	1.71%	27.45%	to	26.19%
2016	0.00%	to	1.00%	224,251	16.20	to	13.84	3,355,953	2.13%	0.87%	to	-0.13%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.00%	to	0.80%	168,891	26.94	to	23.96	4,230,284	1.50%	12.00%	to	11.10%
2019	0.00%	to	0.80%	185,066	24.06	to	21.56	4,159,073	1.65%	20.78%	to	19.82%
2018	0.00%	to	0.80%	163,892	19.92	to	18.00	3,065,006	1.19%	-4.98%	to	-5.74%
2017	0.00%	to	0.80%	167,513	20.96	to	19.09	3,314,114	1.11%	15.79%	to	14.87%
2016	0.00%	to	0.80%	155,432	18.10	to	16.62	2,667,662	1.82%	9.00%	to	8.13%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.00%	to	0.80%	25,959	16.42	to	14.61	394,742	2.09%	9.21%	to	8.34%
2019	0.00%	to	0.80%	32,339	15.04	to	13.48	452,882	1.86%	8.98%	to	8.11%
2018	0.00%	to	0.80%	34,288	13.80	to	12.47	442,764	2.35%	-1.07%	to	-1.87%
2017	0.00%	to	0.80%	36,204	13.95	to	12.71	475,057	1.25%	3.21%	to	2.39%
2016	0.00%	to	0.80%	34,254	13.52	to	12.41	437,719	2.37%	2.65%	to	1.83%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.00%	to	0.80%	74,600	38.57	to	34.30	2,677,922	0.64%	29.93%	to	28.89%
2019	0.00%	to	0.80%	77,750	29.68	to	26.61	2,156,670	0.66%	34.78%	to	33.70%
2018	0.00%	to	0.80%	80,664	22.02	to	19.90	1,667,398	0.23%	-9.42%	to	-10.15%
2017	0.00%	to	0.80%	83,933	24.32	to	22.15	1,926,332	0.75%	30.97%	to	29.93%
2016	0.00%	to	0.80%	85,535	18.57	to	17.05	1,506,034	1.48%	0.19%	to	-0.61%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.00%	to	0.80%	32,579	28.37	to	25.43	864,323	1.64%	13.08%	to	12.18%
2019	0.00%	to	0.80%	33,175	25.09	to	22.67	781,595	1.32%	25.67%	to	24.67%
2018	0.00%	to	0.80%	35,466	19.96	to	18.18	667,703	1.01%	-2.18%	to	-2.97%
2017	0.00%	to	0.80%	41,029	20.41	to	18.74	793,352	1.43%	21.93%	to	20.96%
2016	0.00%	to	0.80%	39,316	16.74	to	15.49	626,938	1.07%	11.09%	to	10.20%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.00%	to	0.80%	81,590	48.38	to	43.02	3,680,981	0.70%	51.49%	to	50.29%
2019	0.00%	to	0.80%	90,459	31.93	to	28.63	2,705,011	0.35%	30.29%	to	29.25%
2018	0.00%	to	0.80%	92,483	24.51	to	22.15	2,131,372	0.31%	-0.66%	to	-1.45%
2017	0.00%	to	0.80%	105,299	24.67	to	22.48	2,453,066	0.32%	27.80%	to	26.78%
2016	0.00%	to	0.80%	106,152	19.31	to	17.73	1,944,191	0.22%	9.06%	to	8.20%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.00%	to	1.00%	177,165	35.08	to	29.03	5,659,980	0.22%	12.33%	to	11.21%
2019	0.00%	to	1.00%	191,041	31.23	to	26.10	5,451,045	2.07%	21.83%	to	20.62%
2018	0.00%	to	1.00%	203,563	25.64	to	21.64	4,785,512	1.60%	-7.73%	to	-8.65%
2017	0.00%	to	1.00%	218,723	27.78	to	23.69	5,613,886	1.65%	16.68%	to	15.52%
2016	0.00%	to	1.00%	231,771	23.81	to	20.51	5,118,855	1.80%	8.48%	to	7.40%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.00%	to	1.00%	26,517	25.99	to	21.51	613,214	0.13%	8.55%	to	7.47%
2019	0.00%	to	1.00%	32,117	23.94	to	20.01	683,603	1.76%	13.48%	to	12.35%
2018	0.00%	to	1.00%	50,180	21.10	to	17.81	936,979	1.83%	-3.73%	to	-4.69%
2017	0.00%	to	1.00%	55,080	21.91	to	18.69	1,079,258	1.83%	9.21%	to	8.13%
2016	0.00%	to	1.00%	60,451	20.07	to	17.28	1,093,389	0.85%	5.70%	to	4.65%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020	0.00%	to	1.00%	194,819	13.41	to	13.32	5,055,237	1.98%	34.11%	to	33.22%
2019	0.50%	to	0.80%	173,247	22.29	to	21.85	3,858,198	2.08%	30.50%	to	30.11%
2018	0.50%	to	0.80%	183,733	17.08	to	16.79	3,135,923	1.74%	-5.10%	to	-5.38%
2017	0.50%	to	0.80%	176,586	18.00	to	17.75	3,175,911	1.83%	20.92%	to	20.56%
2016	0.50%	to	0.80%	189,315	14.88	to	14.72	2,815,915	2.11%	11.11%	to	10.78%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.50%	to	1.00%	66,189	34.07	to	30.99	2,233,098	0.23%	12.25%	to	11.69%
2019	0.50%	to	1.00%	67,619	30.35	to	27.75	2,031,642	1.70%	23.11%	to	22.50%
2018	0.00%	to	1.00%	156,581	26.83	to	22.65	4,035,598	1.50%	-8.85%	to	-9.77%
2017	0.00%	to	1.00%	168,506	29.44	to	25.10	4,766,931	1.55%	18.43%	to	17.25%
2016	0.00%	to	1.00%	178,815	24.86	to	21.41	4,269,510	1.88%	9.47%	to	8.38%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.00%	to	1.00%	10,931	21.29	to	17.62	212,406	0.10%	6.71%	to	5.65%
2019	0.00%	to	1.00%	13,757	19.95	to	16.68	246,282	2.05%	9.53%	to	8.44%
2018	0.00%	to	1.00%	15,456	18.21	to	15.38	251,937	1.95%	-1.80%	to	-2.79%
2017	0.00%	to	1.00%	19,082	18.55	to	15.82	318,808	1.81%	5.68%	to	4.63%
2016	0.00%	to	1.00%	25,228	17.55	to	15.12	398,511	1.66%	4.26%	to	3.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.00%	to	1.00%	104,838	30.36	to	25.12	2,948,078	0.14%	10.34%	to	9.25%
2019	0.00%	to	1.00%	122,723	27.51	to	23.00	3,142,367	2.15%	17.74%	to	16.57%
2018	0.00%	to	1.00%	138,713	23.36	to	19.73	3,012,037	1.81%	-5.68%	to	-6.62%
2017	0.00%	to	1.00%	148,608	24.77	to	21.13	3,435,765	1.70%	12.93%	to	11.81%
2016	0.00%	to	1.00%	170,563	21.94	to	18.89	3,506,812	1.89%	7.14%	to	6.08%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2020	0.00%	to	0.80%	61,991	12.98	to	12.30	778,140	2.41%	7.34%	to	6.48%
2019	0.00%	to	0.80%	17,891	12.09	to	11.55	210,263	3.05%	21.42%	to	20.45%
2018	0.00%	to	0.80%	20,801	9.96	to	9.59	202,354	2.31%	-13.90%	to	-14.59%
2017	0.00%	to	0.80%	43,094	11.57	to	11.23	492,701	2.84%	24.56%	to	23.57%
2016	0.00%	to	0.80%	39,877	9.29	to	9.09	366,767	2.44%	0.75%	to	-0.05%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.00%	to	0.80%	39,381	31.10	to	27.01	1,132,876	5.54%	6.02%	to	5.17%
2019	0.00%	to	0.80%	32,250	29.34	to	25.68	883,435	5.73%	14.74%	to	13.83%
2018	0.00%	to	0.80%	32,512	25.57	to	22.56	779,352	5.30%	-3.00%	to	-3.78%
2017	0.00%	to	0.80%	42,491	26.36	to	23.44	1,055,829	5.44%	6.76%	to	5.91%
2016	0.00%	to	0.80%	43,780	24.69	to	22.14	1,022,587	5.54%	14.16%	to	13.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2020			0.50%	33			13.77	455	0.11%			6.06%
2019			0.50%	45			12.99	584	2.22%			14.94%
2018			0.50%	56			11.30	633	1.90%			-6.29%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.00%	to	1.00%	125,839	56.72	to	42.04	6,328,270	1.21%	13.11%	to	11.99%
2019	0.00%	to	1.00%	133,763	50.14	to	37.54	5,966,226	1.30%	25.65%	to	24.40%
2018	0.00%	to	1.00%	140,419	39.91	to	30.18	5,008,687	1.30%	-11.38%	to	-12.27%
2017	0.00%	to	1.00%	164,251	45.03	to	34.40	6,682,167	1.07%	15.78%	to	14.63%
2016	0.00%	to	1.00%	179,792	38.89	to	30.01	6,345,221	1.24%	20.29%	to	19.10%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.00%	to	1.00%	41,052	27.03	to	21.55	987,477	2.88%	4.06%	to	3.02%
2019	0.00%	to	1.00%	69,671	25.98	to	20.91	1,614,886	5.38%	9.17%	to	8.08%
2018	0.00%	to	1.00%	55,085	23.80	to	19.35	1,169,513	2.79%	-2.34%	to	-3.32%
2017	0.00%	to	1.00%	55,882	24.37	to	20.01	1,223,470	4.69%	6.33%	to	5.28%
2016	0.00%	to	1.00%	61,373	22.92	to	19.01	1,266,470	3.44%	8.65%	to	7.57%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2020			0.80%	5			12.58	63	0.69%			4.48%
2019			0.80%	3			12.04	36	3.93%			13.14%
2018			0.80%	1			10.64	11	2.01%			-7.56%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.00%	to	1.00%	163,921	35.92	to	31.97	5,558,196	1.63%	1.49%	to	0.48%
2019	0.00%	to	1.00%	190,889	35.39	to	31.81	6,407,858	2.62%	26.95%	to	25.69%
2018	0.00%	to	1.00%	225,213	27.88	to	25.31	5,979,908	1.40%	-9.35%	to	-10.26%
2017	0.00%	to	1.00%	242,343	30.75	to	28.20	7,133,678	1.65%	8.67%	to	7.60%
2016	0.00%	to	1.00%	272,934	28.30	to	26.21	7,423,230	2.36%	20.44%	to	19.24%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.00%	to	1.00%	158,052	11.86	to	11.82	1,870,985	1.43%	18.55%	to	18.19%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.50%	to	0.80%	21,326	12.15	to	11.91	258,968	1.92%	6.66%	to	6.34%
2019	0.50%	to	0.80%	39,597	11.39	to	11.20	451,144	2.80%	7.86%	to	7.53%
2018	0.50%	to	0.80%	29,469	10.56	to	10.42	311,265	2.64%	-0.86%	to	-1.16%
2017	0.50%	to	0.80%	32,038	10.66	to	10.54	341,371	2.31%	2.61%	to	2.30%
2016	0.50%	to	0.80%	26,760	10.39	to	10.30	277,923	3.30%	1.75%	to	1.45%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.00%	to	1.00%	44,198	17.38	to	15.31	701,316	2.57%	7.01%	to	5.95%
2019	0.00%	to	1.00%	42,509	16.24	to	14.45	642,020	2.80%	8.94%	to	7.86%
2018	0.00%	to	1.00%	46,412	14.91	to	13.40	650,106	3.18%	-0.42%	to	-1.42%
2017	0.00%	to	1.00%	40,570	14.97	to	13.59	571,546	3.08%	4.40%	to	3.36%
2016	0.00%	to	1.00%	40,956	14.34	to	13.15	554,426	3.20%	5.35%	to	4.30%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2020	0.00%	to	0.80%	35,502	21.55	to	19.47	716,085	0.98%	11.67%	to	10.78%
2019	0.00%	to	0.80%	37,666	19.30	to	17.58	683,006	2.98%	20.22%	to	19.26%
2018	0.00%	to	0.80%	38,911	16.05	to	14.74	590,018	2.17%	-8.04%	to	-8.78%
2017	0.00%	to	0.80%	38,759	17.46	to	16.16	642,465	1.70%	16.01%	to	15.09%
2016	0.00%	to	0.80%	43,344	15.05	to	14.04	622,243	2.74%	7.32%	to	6.47%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2020	0.00%	to	0.80%	5,528	16.90	to	15.27	89,855	0.25%	7.69%	to	6.83%
2019	0.00%	to	0.80%	4,534	15.69	to	14.29	68,999	2.31%	10.77%	to	9.89%
2018	0.00%	to	0.80%	5,932	14.17	to	13.01	81,243	3.73%	-2.51%	to	-3.29%
2017	0.00%	to	0.80%	3,451	14.53	to	13.45	47,573	1.80%	6.35%	to	5.51%
2016	0.00%	to	0.80%	4,802	13.66	to	12.75	62,669	2.70%	4.81%	to	3.98%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2020	0.50%	to	0.80%	30,052	20.71	to	19.93	617,916	1.03%	11.80%	to	11.46%
2019	0.50%	to	0.80%	41,879	18.52	to	17.88	771,966	2.97%	21.71%	to	21.35%
2018	0.50%	to	0.80%	43,138	15.22	to	14.74	653,476	2.10%	-9.84%	to	-10.11%
2017	0.50%	to	0.80%	45,884	16.88	to	16.40	770,712	1.49%	17.57%	to	17.22%
2016	0.50%	to	0.80%	51,262	14.36	to	13.99	732,839	2.73%	7.15%	to	6.83%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2020	0.00%	to	0.80%	7,909	18.86	to	17.05	139,289	0.56%	9.15%	to	8.28%
2019	0.00%	to	0.80%	8,453	17.28	to	15.74	137,159	2.91%	14.28%	to	13.37%
2018	0.00%	to	0.80%	16,805	15.12	to	13.89	240,373	2.21%	-4.68%	to	-5.44%
2017	0.00%	to	0.80%	9,549	15.87	to	14.69	145,951	2.03%	10.08%	to	9.20%
2016	0.00%	to	0.80%	9,928	14.41	to	13.45	138,384	2.49%	5.99%	to	5.15%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2020	0.00%	to	0.80%	55,576	20.68	to	18.69	1,082,623	0.84%	10.77%	to	9.89%
2019	0.00%	to	0.80%	59,628	18.67	to	17.00	1,053,180	2.76%	18.32%	to	17.38%
2018	0.00%	to	0.80%	67,746	15.78	to	14.49	1,015,136	2.15%	-7.07%	to	-7.81%
2017	0.00%	to	0.80%	67,973	16.98	to	15.71	1,100,188	1.86%	14.05%	to	13.15%
2016	0.00%	to	0.80%	72,436	14.89	to	13.89	1,032,119	2.68%	6.82%	to	5.97%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2020	0.50%	to	0.80%	13,489	21.14	to	20.35	281,962	1.06%	12.18%	to	11.84%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.50%	to	0.80%	16,636	18.85	to	18.20	310,810	2.85%	23.53%	to	23.16%
2018	0.50%	to	0.80%	18,277	15.26	to	14.78	276,827	1.97%	-11.17%	to	-11.44%
2017	0.50%	to	0.80%	16,962	17.18	to	16.68	289,247	1.33%	19.40%	to	19.04%
2016	0.50%	to	0.80%	18,151	14.39	to	14.02	259,413	2.39%	7.79%	to	7.46%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2020	0.00%	to	0.80%	25,113	19.69	to	17.80	463,425	0.69%	9.71%	to	8.84%
2019	0.00%	to	0.80%	26,045	17.95	to	16.35	440,321	2.76%	16.29%	to	15.37%
2018	0.00%	to	0.80%	26,870	15.44	to	14.17	392,621	2.30%	-6.04%	to	-6.80%
2017	0.00%	to	0.80%	27,823	16.43	to	15.21	434,939	1.69%	12.01%	to	11.12%
2016	0.00%	to	0.80%	28,761	14.67	to	13.69	402,841	2.14%	6.28%	to	5.44%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.00%	to	0.80%	22,166	23.69	to	21.58	513,028	0.13%	9.41%	to	8.53%
2019	0.00%	to	0.80%	22,928	21.66	to	19.89	485,633	2.18%	15.34%	to	14.42%
2018	0.00%	to	0.80%	34,602	18.78	to	17.38	630,933	1.96%	-4.85%	to	-5.61%
2017	0.00%	to	0.80%	26,678	19.73	to	18.41	515,537	1.86%	11.13%	to	10.25%
2016	0.00%	to	0.80%	27,043	17.76	to	16.70	471,395	2.06%	6.30%	to	5.46%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.50%	to	0.80%	5,098	27.78	to	26.82	140,259	0.18%	11.06%	to	10.73%
2019	0.50%	to	0.80%	5,290	25.01	to	24.22	131,256	2.02%	19.34%	to	18.98%
2018	0.50%	to	0.80%	5,950	20.96	to	20.36	123,910	1.68%	-6.94%	to	-7.22%
2017	0.50%	to	0.80%	5,406	22.52	to	21.94	120,959	1.77%	14.24%	to	13.90%
2016	0.50%	to	0.80%	4,804	19.71	to	19.27	94,050	1.77%	7.20%	to	6.88%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2020	0.50%	to	0.80%	16,724			10.81	180,831	0.00%	8.13%	to	8.07%	****
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020			0.50%	5,262			11.22	59,062	1.61%			6.59%
2019			0.50%	2,800			10.53	29,485	1.09%			5.30%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020			0.50%	93			12.48	1,160	1.39%			15.18%
2019			0.50%	95			10.83	1,029	0.47%			8.33%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2020	0.50%	to	0.80%	31,414			10.71	336,576	0.00%	7.14%	to	7.08%	****
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2020	0.50%	to	0.80%	37,902	12.53	to	12.29	475,070	2.57%	7.00%	to	6.68%
2019	0.50%	to	0.80%	34,491	11.71	to	11.52	404,045	3.35%	21.16%	to	20.80%
2018	0.50%	to	0.80%	30,337	9.67	to	9.53	293,256	3.35%	-14.24%	to	-14.50%
2017	0.50%	to	0.80%	15,087	11.27	to	11.15	170,046	2.97%	24.26%	to	23.89%
2016	0.50%	to	0.80%	9,992	9.07	to	9.00	90,618	2.85%	0.42%	to	0.12%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2020	0.00%	to	0.80%	7,814	18.90	to	17.08	138,495	2.79%	9.31%	to	8.44%
2019	0.00%	to	0.80%	7,033	17.29	to	15.75	114,831	2.29%	9.89%	to	9.01%
2018	0.50%	to	0.80%	8,545	14.92	to	14.45	127,123	2.61%	-1.70%	to	-2.00%
2017	0.50%	to	0.80%	9,013	15.17	to	14.74	136,454	2.81%	3.43%	to	3.12%
2016	0.50%	to	0.80%	8,474	14.67	to	14.29	123,986	3.07%	3.18%	to	2.87%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.00%	to	1.00%	275,974	20.16	to	18.86	5,365,925	1.00%	51.04%	to	49.54%
2019	0.00%	to	1.00%	293,331	13.35	to	12.61	3,797,666	1.25%	33.15%	to	31.82%
2018	0.00%	to	1.00%	316,864	10.02	to	9.57	3,096,619	1.05%	-16.46%	to	-17.29%
2017	0.00%	to	1.00%	361,678	12.00	to	11.57	4,254,334	1.24%	25.77%	to	24.52%
2016	0.00%	to	1.00%	384,493	9.54	to	9.29	3,615,029	1.42%	-2.12%	to	-3.09%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.00%	to	0.80%	29,447	11.78	to	11.76	346,567	0.00%	17.82%	to	17.62%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.00%	to	1.00%	88,991	36.33	to	32.01	3,057,714	0.00%	30.09%	to	28.80%
2019	0.00%	to	1.00%	94,024	27.93	to	24.85	2,491,453	4.03%	30.53%	to	29.23%
2018	0.00%	to	1.00%	103,876	21.39	to	19.23	2,114,267	0.31%	-3.08%	to	-4.05%
2017	0.00%	to	1.00%	109,863	22.07	to	20.04	2,320,296	0.39%	30.20%	to	28.91%
2016	0.00%	to	1.00%	94,633	16.95	to	15.55	1,542,909	0.77%	2.19%	to	1.18%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.00%	to	1.00%	1,127,495	44.97	to	39.62	47,505,905	0.00%	60.90%	to	59.30%
2019	0.00%	to	1.00%	1,220,702	27.95	to	24.87	32,100,798	0.00%	37.25%	to	35.89%
2018	0.00%	to	1.00%	1,357,608	20.36	to	18.30	26,132,731	0.00%	-6.85%	to	-7.78%
2017	0.00%	to	1.00%	1,519,236	21.86	to	19.85	31,552,027	0.00%	27.74%	to	26.47%
2016	0.00%	to	1.00%	1,640,505	17.11	to	15.69	26,796,168	0.00%	6.47%	to	5.41%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.00%	to	1.00%	795,881	26.31	to	23.18	19,605,450	2.08%	-1.14%	to	-2.13%
2019	0.00%	to	1.00%	841,557	26.61	to	23.68	21,064,617	2.23%	23.85%	to	22.61%
2018	0.00%	to	1.00%	918,465	21.49	to	19.31	18,650,525	1.05%	-13.15%	to	-14.02%
2017	0.00%	to	1.00%	1,021,315	24.74	to	22.46	23,998,311	1.10%	13.84%	to	12.71%
2016	0.00%	to	1.00%	1,131,548	21.73	to	19.93	23,469,232	1.39%	17.59%	to	16.43%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.00%	to	1.00%	574,688	28.22	to	24.86	15,229,689	0.42%	13.55%	to	12.42%
2019	0.00%	to	1.00%	647,135	24.85	to	22.11	15,170,490	0.65%	28.07%	to	26.80%
2018	0.00%	to	1.00%	699,926	19.40	to	17.44	12,867,857	0.54%	-4.76%	to	-5.72%
2017	0.00%	to	1.00%	756,649	20.37	to	18.50	14,680,128	0.52%	24.85%	to	23.62%
2016	0.00%	to	1.00%	863,456	16.32	to	14.96	13,476,214	0.79%	13.60%	to	12.47%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020	0.50%	to	0.80%	5,515	27.36	to	26.34	150,861	0.81%	12.80%	to	12.46%
2019	0.50%	to	0.80%	5,712	24.26	to	23.43	138,550	0.82%	25.38%	to	25.00%
2018	0.50%	to	0.80%	6,057	19.35	to	18.74	117,175	0.65%	-6.26%	to	-6.55%
2017	0.50%	to	0.80%	6,327	20.64	to	20.05	130,409	0.66%	18.03%	to	17.68%
2016	0.50%	to	0.80%	6,268	17.49	to	17.04	109,301	0.79%	9.56%	to	9.24%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.00%	to	1.00%	1,591,211	54.92	to	48.88	82,506,351	1.34%	18.90%	to	17.71%
2019	0.00%	to	1.00%	1,750,394	46.19	to	41.52	76,659,334	1.70%	37.62%	to	36.25%
2018	0.00%	to	1.00%	1,933,534	33.57	to	30.48	61,814,614	0.77%	-1.27%	to	-2.26%
2017	0.00%	to	1.00%	2,100,265	34.00	to	31.18	68,357,815	0.48%	27.31%	to	26.05%
2016	0.00%	to	1.00%	2,278,396	26.71	to	24.74	58,514,918	0.78%	3.63%	to	2.60%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.00%	to	1.00%	319,829	20.25	to	17.84	6,079,783	1.48%	-5.39%	to	-6.33%
2019	0.00%	to	1.00%	365,839	21.40	to	19.04	7,402,153	1.69%	30.70%	to	29.40%
2018	0.00%	to	1.00%	410,004	16.37	to	14.72	6,371,855	1.84%	-3.92%	to	-4.88%
2017	0.00%	to	1.00%	457,730	17.04	to	15.47	7,443,201	2.12%	6.50%	to	5.44%
2016	0.00%	to	1.00%	554,264	16.00	to	14.67	8,464,819	1.99%	7.35%	to	6.28%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.50%	to	0.80%	18,982	22.14	to	21.64	419,841	1.01%	18.72%	to	18.37%
2019	0.50%	to	0.80%	15,280	18.65	to	18.28	284,619	0.88%	24.34%	to	23.96%
2018	0.50%	to	0.80%	15,324	15.00	to	14.75	229,533	1.20%	-11.79%	to	-12.05%
2017	0.50%	to	0.80%	12,110	17.00	to	16.77	205,545	0.86%	13.61%	to	13.27%
2016	0.50%	to	0.80%	11,412	14.96	to	14.80	170,575	1.34%	20.27%	to	19.91%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.00%	to	0.80%	19,701	12.88	to	11.64	237,922	2.33%	2.83%	to	2.29%
2019	0.00%	to	0.80%	7,706	12.53	to	11.41	90,634	1.95%	4.09%	to	3.26%
2018	0.00%	to	0.80%	10,453	12.04	to	11.05	118,793	2.01%	0.82%	to	0.01%
2017	0.00%	to	0.80%	12,529	11.94	to	11.05	142,083	0.97%	1.58%	to	0.77%
2016	0.00%	to	0.80%	47,202	11.75	to	10.97	530,814	1.62%	2.49%	to	1.68%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.50%	to	0.80%	3,111	17.96	to	17.35	55,095	1.41%	4.65%	to	4.34%
2019	0.00%	to	0.80%	3,284	18.11	to	16.63	55,682	0.76%	12.49%	to	11.59%
2018	0.00%	to	0.80%	19,639	16.10	to	14.90	300,675	2.00%	-15.69%	to	-16.36%
2017	0.00%	to	0.80%	9,211	19.09	to	17.81	167,725	1.94%	22.72%	to	21.74%
2016	0.00%	to	0.80%	12,087	15.56	to	14.63	180,281	2.15%	1.12%	to	0.31%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.00%	to	1.30%	983,748	16.16	to	14.25	15,844,953	0.22%	0.24%	to	-1.06%
2019	0.00%	to	1.30%	896,687	16.12	to	14.40	15,473,870	1.73%	1.78%	to	0.46%
2018	0.00%	to	1.00%	948,129	15.84	to	14.34	15,747,369	1.37%	1.39%	to	0.07%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
2017	0.00%	to	1.00%	864,884	15.62	to	10.47	14,221,396	0.42%	0.42%	to	-0.88%
2016	0.00%	to	1.00%	877,192	15.56	to	10.53	14,375,389	0.01%	0.01%	to	-1.00%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.00%	to	1.30%	170,516	97.19	to	93.51	18,301,955	0.02%	22.69%	to	21.10%
2019	0.00%	to	1.30%	184,497	79.22	to	77.21	16,108,059	0.07%	25.65%	to	24.03%
2018	0.00%	to	1.30%	199,293	63.05	to	26.36	13,906,347	0.01%	-12.63%	to	-13.77%
2017	0.00%	to	1.00%	214,361	72.17	to	30.49	17,201,685	0.00%	13.49%	to	12.36%
2016	0.00%	to	1.00%	234,265	63.59	to	27.14	16,590,872	0.32%	22.83%	to	21.61%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.00%	to	1.00%	95,021	30.95	to	25.20	2,695,044	0.00%	40.89%	to	39.49%
2019	0.00%	to	1.00%	101,073	21.97	to	18.07	2,043,044	0.00%	35.71%	to	34.36%
2018	0.00%	to	1.00%	112,229	16.19	to	13.45	1,675,091	0.00%	-7.94%	to	-8.86%
2017	0.00%	to	1.00%	120,593	17.58	to	14.75	1,954,581	0.00%	24.92%	to	23.69%
2016	0.00%	to	1.00%	100,290	14.07	to	11.93	1,310,408	0.00%	8.30%	to	7.23%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.00%	to	1.00%	63,527	59.13	to	38.27	3,323,166	0.08%	5.15%	to	4.11%
2019	0.00%	to	1.00%	66,670	56.23	to	36.76	3,329,173	1.00%	19.00%	to	17.82%
2018	0.00%	to	1.00%	86,370	47.25	to	31.20	3,637,893	0.69%	-16.95%	to	-17.78%
2017	0.00%	to	1.00%	99,474	56.90	to	37.95	5,113,152	0.50%	9.06%	to	7.98%
2016	0.00%	to	1.00%	109,672	52.17	to	35.15	5,176,534	0.63%	25.93%	to	24.68%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.00%	to	1.00%	520,817	67.30	to	28.27	60,378,563	1.15%	10.35%	to	9.26%
2019	0.00%	to	1.00%	570,603	60.99	to	25.88	59,250,787	1.16%	29.31%	to	28.02%
2018	0.00%	to	1.00%	619,619	47.16	to	20.21	49,790,088	1.08%	0.00%	to	-1.00%
2017	0.00%	to	1.00%	671,385	47.17	to	20.42	53,824,370	1.01%	20.52%	to	19.33%
2016	0.00%	to	1.00%	729,684	39.13	to	17.11	48,596,567	1.42%	11.39%	to	10.28%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	0.00%	to	1.00%	116,522	21.84	to	20.75	2,498,887	0.00%	39.98%	to	38.59%
2019	0.00%	to	1.00%	120,729	15.61	to	14.97	1,856,891	0.00%	32.75%	to	31.43%
2018	0.00%	to	1.00%	123,627	11.76	to	11.39	1,437,261	0.00%	-6.40%	to	-7.34%
2017	0.00%	to	1.00%	136,015	12.56	to	12.29	1,694,713	0.00%	25.29%	to	24.05%
2016	0.00%	to	1.00%	153,458	10.02	to	9.91	1,530,812	0.00%	4.40%	to	3.36%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2020			0.00%	1,162			23.50	27,311	0.52%			12.57%
2019			0.00%	1,172			20.88	24,469	0.16%			27.69%
2018			0.00%	1,190			16.35	19,458	0.16%			-16.95%
2017			0.00%	1,208			19.69	23,784	0.67%			26.76%
2016			0.00%	1,225			15.53	19,028	0.63%			-1.82%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.00%	to	0.80%	2,929	78.35	to	68.03	210,884	0.00%	39.71%	to	38.60%
2019	0.50%	to	0.80%	2,134	51.60	to	49.08	109,624	0.00%	31.82%	to	31.43%
2018	0.50%	to	0.80%	2,399	39.14	to	37.35	93,237	0.00%	-7.03%	to	-7.31%
2017	0.50%	to	0.80%	2,541	42.10	to	40.29	105,622	0.00%	23.94%	to	23.57%
2016	0.50%	to	0.80%	4,197	33.97	to	32.60	141,466	0.00%	3.64%	to	3.33%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)
2020			0.00%	279			26.18	7,303	0.60%			-2.83%
2019			0.00%	461			26.94	12,419	0.21%			16.43%
2018			0.00%	620			23.14	14,345	0.22%			-15.48%
2017			0.00%	756			27.37	20,695	0.47%			16.35%
2016			0.00%	893			23.53	21,010	0.24%			15.98%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.00%	to	1.00%	138,566	53.80	to	12.88	4,736,936	0.62%	19.56%	to	18.37%
2019	0.00%	to	1.00%	145,098	45.00	to	10.88	4,017,368	0.57%	25.88%	to	8.79%
2018	0.00%	to	0.80%	19,949	35.75	to	31.54	659,471	0.48%	-5.73%	to	-6.48%
2017	0.00%	to	0.80%	21,146	37.92	to	33.72	744,844	0.51%	18.43%	to	17.49%
2016	0.00%	to	0.80%	23,543	32.02	to	28.70	703,447	0.70%	9.86%	to	8.99%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.00%	to	1.00%	72,881	20.15	to	13.32	1,636,326	2.47%	3.46%	to	2.43%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%	to	1.00%	69,980	19.48	to	13.01	1,489,876	1.97%	3.69%	to	2.66%
2018	0.00%	to	1.00%	73,670	18.79	to	12.67	1,524,946	1.56%	1.02%	to	0.01%
2017	0.00%	to	1.00%	86,654	18.60	to	12.67	1,774,339	1.44%	0.89%	to	-0.11%
2016	0.00%	to	1.00%	86,152	18.43	to	12.68	1,779,256	0.94%	1.22%	to	0.21%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2020			0.50%	828			13.01	10,768	2.14%			5.14%
2019			0.50%	866			12.37	10,712	2.14%			13.91%
2018			0.50%	902			10.86	9,806	1.60%			-6.62%
2017			0.50%	938			11.63	10,908	0.83%			10.03%
2016			0.50%	973			10.57	10,283	1.29%			5.49%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2020	0.50%	to	0.80%	178	13.40	to	13.10	2,369	2.02%	4.65%	to	4.34%
2019	0.50%	to	0.80%	186	12.81	to	12.55	2,379	1.84%	16.35%	to	16.00%
2018	0.50%	to	0.80%	197	11.01	to	10.82	2,176	1.42%	-9.29%	to	-9.57%
2017			0.50%	188			12.13	2,281	1.53%			16.87%
2016			0.80%	198			10.27	2,033	1.58%			4.67%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2020			0.80%	5			13.26	66	2.33%			5.06%
2019			0.80%	3			12.63	38	2.36%			15.24%
2018			0.80%	1			10.96	11	0.00%			-8.12%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2020	0.50%	to	0.80%	17,554	13.80	to	13.45	242,205	5.05%	7.47%	to	7.15%
2019	0.50%	to	0.80%	16,466	12.84	to	12.55	211,378	2.93%	11.34%	to	11.00%
2018	0.50%	to	0.80%	17,324	11.53	to	11.30	199,752	2.88%	-5.88%	to	-6.17%
2017	0.50%	to	0.80%	41,753	12.25	to	12.05	511,377	4.70%	12.98%	to	12.64%
2016	0.50%	to	0.80%	38,837	10.85	to	10.70	420,886	3.00%	12.37%	to	12.03%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2020	0.50%	to	0.80%	10,566	14.70	to	14.19	155,281	4.77%	10.22%	to	9.89%
2019	0.50%	to	0.80%	11,894	13.34	to	12.92	158,599	2.12%	6.49%	to	6.17%
2018	0.50%	to	0.80%	15,258	12.53	to	12.17	191,070	5.14%	-4.46%	to	-4.75%
2017	0.50%	to	0.80%	17,035	13.11	to	12.77	223,243	1.58%	10.29%	to	9.96%
2016	0.50%	to	0.80%	19,555	11.89	to	11.62	232,260	1.21%	2.49%	to	2.18%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2020	0.00%	to	0.80%	111,242	13.89	to	12.65	1,480,269	1.20%	2.99%	to	2.17%
2019	0.00%	to	0.80%	111,462	13.49	to	12.38	1,445,415	2.72%	4.03%	to	3.20%
2018	0.00%	to	0.80%	88,451	12.97	to	12.00	1,110,380	1.91%	0.34%	to	-0.47%
2017	0.00%	to	0.80%	98,910	12.93	to	12.06	1,237,958	1.34%	1.35%	to	0.54%
2016	0.00%	to	0.80%	116,237	12.75	to	11.99	1,438,170	1.50%	1.41%	to	0.60%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2020	0.50%	to	0.80%	4,245	6.09	to	5.97	25,841	6.11%	0.85%	to	0.54%
2019	0.50%	to	0.80%	411	6.04	to	5.94	2,479	3.81%	10.88%	to	10.54%
2018	0.50%	to	0.80%	3,421	5.45	to	5.37	18,630	2.26%	-14.56%	to	-14.82%
2017	0.50%	to	0.80%	2,541	6.38	to	6.31	16,199	11.17%	1.64%	to	1.34%
2016	0.50%	to	0.80%	2,186	6.27	to	6.22	13,712	1.14%	14.58%	to	14.24%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.50%	to	0.80%	45,592	13.67	to	13.28	622,924	2.08%	8.10%	to	7.77%
2019	0.50%	to	0.80%	34,429	12.65	to	12.32	435,091	3.03%	7.81%	to	7.49%
2018	0.50%	to	0.80%	56,482	11.73	to	11.46	662,153	2.52%	-1.04%	to	-1.34%
2017	0.50%	to	0.80%	60,793	11.85	to	11.62	720,182	2.03%	4.40%	to	4.08%
2016	0.50%	to	0.80%	67,610	11.35	to	11.16	767,133	2.11%	2.17%	to	1.87%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.50%	to	0.80%	30,397	14.09	to	13.93	427,936	1.68%	5.28%	to	4.96%
2019	0.50%	to	0.80%	31,185	13.38	to	13.27	417,112	1.91%	29.75%	to	29.37%
2018	0.50%	to	0.80%	29,273	10.31	to	10.26	301,735	0.51%	-8.95%	to	-9.22%
2017	0.50%	to	0.80%	15,278	11.32	to	11.30	172,984	0.00%	13.25%	to	13.02%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.50%	to	0.80%	76,808	25.26	to	24.95	1,939,462	0.04%	38.02%	to	37.60%
2019	0.00%	to	0.80%	80,650	18.59	to	18.13	1,478,400	0.13%	36.74%	to	35.65%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.50%	to	0.80%	68,268	13.45	to	13.37	918,121	0.00%	1.87%	to	1.56%
2017	0.50%	to	0.80%	43,778	13.21	to	13.16	578,017	0.09%	30.25%	to	29.86%
2016	0.50%	to	0.80%	33,522	10.14	to	10.13	339,833	0.00%	1.38%	to	1.35%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	0.00%	to	0.80%	9,438	30.11	to	26.14	261,300	1.77%	12.10%	to	11.20%
2019	0.00%	to	0.80%	8,829	26.86	to	23.51	219,166	1.38%	25.15%	to	24.16%
2018	0.00%	to	0.80%	10,466	21.46	to	18.94	208,620	1.36%	-19.11%	to	-19.76%
2017	0.00%	to	0.80%	11,093	26.54	to	23.60	274,628	2.24%	26.58%	to	25.57%
2016	0.00%	to	0.80%	9,294	20.96	to	18.79	182,336	3.30%	-2.45%	to	-3.23%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.00%	to	0.80%	88,576	65.13	to	59.80	5,478,428	0.00%	29.27%	to	28.24%
2019	0.00%	to	0.80%	101,270	50.38	to	46.63	4,868,461	0.00%	28.63%	to	27.61%
2018	0.00%	to	0.80%	120,523	39.17	to	36.55	4,519,011	0.00%	0.86%	to	0.05%
2017	0.00%	to	0.80%	132,486	38.83	to	36.53	4,964,050	0.00%	27.31%	to	26.30%
2016	0.00%	to	0.80%	151,368	30.50	to	28.92	4,473,261	0.00%	-10.72%	to	-11.43%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
2020			0.00%	3,359			14.43	48,461	1.71%			4.45%
2019			0.00%	3,118			13.81	43,066	2.11%			4.10%
2018			0.00%	720			13.27	9,553	1.19%			0.92%
2017			0.00%	5,664			13.15	74,462	1.23%			0.81%
2016			0.00%	4,798			13.04	62,568	1.08%			1.12%
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2020	0.00%	to	1.00%	22,248	28.40	to	21.40	703,175	7.17%	8.92%	to	7.84%
2019	0.00%	to	1.00%	24,813	26.07	to	19.84	714,438	0.37%	12.62%	to	11.50%
2018	0.00%	to	1.00%	26,103	23.15	to	17.79	659,253	9.18%	-6.14%	to	-7.08%
2017	0.00%	to	1.00%	42,277	24.66	to	19.15	1,047,647	2.32%	12.24%	to	11.13%
2016	0.00%	to	1.00%	46,834	21.97	to	17.23	1,042,933	0.00%	6.42%	to	5.37%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.00%	to	1.00%	77,236	50.00	to	45.95	3,443,120	2.07%	17.25%	to	16.08%
2019	0.00%	to	1.00%	85,729	42.65	to	39.58	3,269,105	0.50%	30.60%	to	29.30%
2018	0.00%	to	1.00%	97,443	32.65	to	30.61	2,857,721	0.31%	-23.49%	to	-24.25%
2017	0.00%	to	1.00%	121,240	42.68	to	40.41	4,673,218	0.47%	51.03%	to	49.54%
2016	0.00%	to	1.00%	142,846	28.26	to	27.03	3,662,307	0.47%	0.10%	to	-0.89%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.00%	to	1.30%	73,594	30.09	to	36.31	2,734,746	0.95%	19.11%	to	17.57%
2019	0.00%	to	1.30%	77,074	25.26	to	30.89	2,447,309	0.00%	11.87%	to	10.42%
2018	0.00%	to	1.00%	86,375	22.58	to	20.95	2,439,121	0.00%	-28.28%	to	-29.21%
2017	0.00%	to	1.00%	89,572	31.48	to	29.50	3,551,521	0.00%	-1.70%	to	-2.67%
2016	0.00%	to	1.00%	109,288	32.03	to	30.31	4,362,160	0.38%	43.71%	to	42.28%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2020			0.50%	353			10.67	3,766	0.42%			-1.82%
2019			0.50%	2,122			10.87	23,062	2.15%			8.68%	****
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2020	0.00%	to	1.00%	11,375	151.05	to	89.35	1,167,378	0.00%	62.65%	to	61.03%
2019	0.00%	to	1.00%	10,481	92.87	to	55.48	673,387	0.00%	39.02%	to	37.64%
2018	0.00%	to	1.00%	11,734	66.80	to	40.31	540,623	0.00%	-7.06%	to	-7.99%
2017	0.00%	to	1.00%	13,560	71.88	to	43.81	674,086	0.00%	29.13%	to	27.85%
2016	0.00%	to	1.00%	18,245	55.67	to	34.27	686,884	0.00%	7.65%	to	6.58%
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2020	0.00%	to	1.00%	32,172	108.47	to	40.46	1,615,521	0.44%	21.00%	to	19.80%
2019	0.00%	to	1.00%	33,080	89.64	to	33.78	1,414,069	0.28%	31.46%	to	30.16%
2018	0.00%	to	1.00%	34,304	68.19	to	25.95	1,123,712	0.18%	-7.15%	to	-8.07%
2017	0.00%	to	1.00%	40,924	73.44	to	28.23	1,414,411	0.65%	20.44%	to	19.24%
2016	0.00%	to	1.00%	45,057	60.97	to	23.67	1,407,034	2.03%	12.23%	to	11.12%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.00%	to	0.80%	11,808	66.72	to	60.78	745,507	0.00%	57.78%	to	56.53%
2019	0.00%	to	0.80%	10,390	42.29	to	38.83	415,351	0.00%	24.83%	to	23.83%
2018	0.00%	to	0.80%	15,955	33.88	to	31.35	513,659	0.00%	1.31%	to	0.50%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
2017	0.00%	to	0.80%	10,835	33.44	to	31.20	345,820	0.00%	25.86%	to	24.86%
2016	0.00%	to	0.80%	13,108	26.57	to	24.99	334,640	0.00%	7.75%	to	6.89%

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on Form N8B-2 for the NW VLI Separate Account - 2 (033-62795) and hereby incorporated by reference.
b)	Not Applicable
c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the Post-Effective Amendment No. 18 (033-42180) and hereby incorporated by reference.
d)	The form of the contract – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.
e)	The form of the contract application – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.
f)	Depositor's Certificate of Incorporation and By-Laws.
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
g)	Reinsurance Contracts – Filed previously with registration statement (333-31725) and hereby incorporated by reference.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
5)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
6)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
7)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm

8)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
13)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
14)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
15)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
16)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
17)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
18)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
19)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
20)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
21)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm

22)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
23)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
24)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
25)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
26)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
27)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
28)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
29)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
30)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
i)	Not Applicable
j)	Not Applicable
k)	Opinion of Counsel – Filed previously with the registration statement on Form S-6 (033-42180) and hereby incorporated by reference.
l)	Not Applicable
m)	Not Applicable
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable
p)	Not Applicable
q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King

Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide VLI Separate Account-2
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact